UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/18

Item 1.	Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

**Semiannual Report and Shareholder Letter**

June 30, 2018

# Franklin Fund Allocator Series

**Sign up for electronic delivery at franklintempleton.com/edelivery**

Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

The six months ended June 30, 2018, benefited from mostly upbeat economic data as the US job market continued to improve and the unemployment rate declined. Accordingly, the US Federal Reserve (Fed), under new chairman Jerome Powell, increased its federal funds rate by 0.25% at its March and June 2018 meetings, which raised the rate from 1.50% at the start of the period to 2.00% by period-end. At its June meeting, the Fed cited growing business investment and household spending as further evidence of solid economic growth. The Fed also expressed confidence that inflation was moving closer to its goal.

In this environment, US stocks, as measured by the Standard & Poor’s® 500 Index, ended the six-month period with a +2.65% total return, and stocks in global developed markets, as measured by the MSCI World Index, returned +0.76%.1 Investment-grade bonds, as measured by the Bloomberg Barclays US Aggregate Bond Index, had a -1.62% six-month total return.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of June 30, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Semiannual Report	franklintempleton.com

Semiannual Report

Economic and Market Overview

The global economy expanded during the six-month period under review amid generally upbeat economic data across regions. In this environment, global developed and emerging market stocks reached a new all-time high in January 2018, as measured by the MSCI All Country World Index (ACWI). During the period, global markets were aided by price gains in oil and other commodities, encouraging corporate earnings reports and investor optimism about global economic growth. However, global stocks had a -0.13% total return for the six-month period, as measured by the MSCI ACWI, largely due to an overall decline in emerging market stocks.1

Global markets reflected investor concerns about tensions in the Korean peninsula and political uncertainties in the US and the European Union, as well as worries that strong economic growth and rising inflation in some parts of the world, particularly in the US, would lead central banks to increase interest rates sooner than expected. Markets were further pressured by the Trump administration’s protectionist trade policies, uncertainty surrounding the US-China trade relationship, and a broad sell-off in information technology stocks in March due to a potential for tighter regulation in the sector arising from concerns about consumer data privacy. An overall easing of tensions in the Korean peninsula and intermittent US-China trade negotiations partially offset some of these concerns. However, US trade disputes with its allies and China near period-end dampened investor sentiment.

The US economy continued to grow during the six months under review. After moderating for three consecutive quarters, the economy grew faster in 2018’s second quarter, driven by consumer spending, exports, business investment and government spending. The unemployment rate declined from 4.1% in December 2017, as reported at the beginning of the six-month period, to 4.0% at period-end.2 Annual inflation, as measured by the Consumer Price Index, increased from 2.1% in December 2017, as reported at the beginning of the period, to 2.9% at period-end.2 The US Federal Reserve raised its target range for the federal funds rate in March and June 2018 and continued reducing its balance sheet as part of its ongoing plan to normalize monetary policy.

In Europe, the UK’s quarterly economic growth moderated in 2018’s first quarter amid a decline in construction output. The Bank of England kept its key policy rate unchanged during the period. The eurozone’s quarterly growth moderated in 2018’s first quarter due to a decline in external demand. The bloc’s annual inflation rate ended the period higher than in December 2017. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. However, at its June meeting, the ECB announced it would further reduce its monthly bond purchases beginning in October 2018 and indicated it would conclude the program at the end of 2018 while continuing to keep interest rates unchanged through at least the summer of 2019.

In Asia, Japan’s quarterly gross domestic product (GDP) growth in 2018’s first quarter declined, the country’s first contraction since 2015’s fourth quarter, mainly due to a decline in private residential investment and household consumption. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP accelerated in 2018’s first quarter compared to the previous quarter. The country’s central bank cut its benchmark interest rate twice during the period to spur economic growth. Russia’s annual GDP grew in 2018’s first quarter compared to the prior-year period, amid the Bank of Russia’s continued policy support. China’s annual GDP moderated in 2018’s first quarter compared to the prior-year period. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, declined during the period.

The foregoing information reflects our analysis and opinions as of June 30, 2018. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: US Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin Conservative Allocation Fund

We are pleased to bring you Franklin Conservative Allocation Fund’s semiannual report for the period ended June 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 6/30/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +0.14% cumulative total return for the six months under review. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -0.13% total return.2 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.58% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings

6/30/18

% of Total
Net Assets
Franklin Low Duration Total Return Fund – Class R6	14.9%
Franklin U.S. Government Securities Fund – Class R6	13.4%
Franklin Growth Fund – Class R6	10.3%
Franklin Strategic Income Fund – Class R6	9.9%
Templeton Global Total Return Fund – Class R6	6.8%
Franklin DynaTech Fund – Class R6	5.8%
Franklin Pelagos Commodities Strategy Fund – Class R6	5.2%
Franklin Rising Dividends Fund – Class R6	5.2%
Franklin LibertyQ Emerging Markets ETF	3.5%
Franklin Emerging Market Debt Opportunities Fund	3.4%

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Conservative Allocation Fund allocated 51.5% of total net assets to fixed income, 41.7% to

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any feed, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 24.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

equity and 5.2% to alternative strategies. Domestic fixed income exposure was 80.4% of the total fixed income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund – Class R6, representing 14.9% of the Fund’s total net assets, was our largest fixed income fund weighting at period-end. On the equity side, domestic exposure was 65.0% of the Fund’s total equity weighting, with the balance represented by foreign equity. The Portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2018, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 10.3% of total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the MSCI ACWI. On the fixed income side, Franklin Low Duration Total Return Fund – Class R6 outperformed the Bloomberg Barclays Multiverse Index, while Templeton Global Total Return Fund – Class R6 performed in line with the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin Conservative Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Management Team

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Performance Summary as of June 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A
6-Month	+0.14%		-5.64%

1-Year	+4.63%		-1.37%

5-Year	+26.60%		+3.59%

10-Year	+59.73%		+4.17%

Advisor
6-Month	+0.26%		+0.26%

1-Year	+4.91%		+4.91%

5-Year	+28.26%		+5.10%

10-Year	+63.83%		+5.06%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–6/30/18)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.0935	$0.0004	$0.1266	$0.2205
C	$0.0428	$0.0004	$0.1266	$0.1698
R	$0.0762	$0.0004	$0.1266	$0.2032
R6	$0.1173	$0.0004	$0.1266	$0.2443
Advisor	$0.1109	$0.0004	$0.1266	$0.2379

Total Annual Operating Expenses4

Share Class
A	1.20%
Advisor	0.95%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund’s prospectus also includes a description of the main investment risks.

1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18–6/30/18[1,2]	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18–6/30/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,001.40	$3.08	$1,021.72	$3.11	0.62%
C	$1,000	$998.00	$6.79	$1,018.00	$6.85	1.37%
R	$1,000	$1,000.30	$4.31	$1,020.48	$4.36	0.87%
R6	$1,000	$1,003.00	$1.44	$1,023.36	$1.45	0.29%
Advisor	$1,000	$1,002.60	$1.84	$1,022.96	$1.86	0.37%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6. Does not include acquired fund fees and expenses.

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Franklin Moderate Allocation Fund

We are pleased to bring you Franklin Moderate Allocation Fund’s semiannual report for the period ended June 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 6/30/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +0.50% cumulative total return for the six months under review. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -0.13% total return.2 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.58% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings

6/30/18

% of Total Net Assets
Franklin Growth Fund – Class R6	15.6%
Franklin Low Duration Total Return Fund – Class R6	9.4%
Franklin DynaTech Fund – Class R6	8.1%
Franklin U.S. Government Securities Fund – Class R6	8.0%
Franklin Rising Dividends Fund – Class R6	7.7%
Franklin Strategic Income Fund – Class R6	6.0%
Franklin Pelagos Commodities Strategy Fund – Class R6	5.2%
Franklin LibertyQ Emerging Markets ETF	5.1%
Franklin International Small Cap Growth Fund – Class R6	5.0%
Franklin Mutual European Fund – Class R6	4.8%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Moderate Allocation Fund allocated 61.8% of total net assets to equity, 31.5% to fixed income, and

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any feed, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 31.

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FRANKLIN MODERATE ALLOCATION FUND

5.2% to alternative strategies. Domestic equity exposure was 64.6% of the total equity weighting, with the balance represented by foreign equity. The Portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2018, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 15.6% of total net assets. On the fixed income side, domestic exposure was 80.6% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 9.4% of total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the MSCI ACWI. On the fixed income side, Franklin Low Duration Total Return Fund – Class R6 outperformed the Bloomberg Barclays Multiverse Index, while Templeton Global Total Return Fund – Class R6 performed in line with the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin Moderate Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN MODERATE ALLOCATION FUND

Performance Summary as of June 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A
6-Month	+0.50%		-5.27%

1-Year	+6.94%		+0.77%

5-Year	+37.12%		+5.26%

10-Year	+76.92%		+5.25%

Advisor
6-Month	+0.68%		+0.68%

1-Year	+7.28%		+7.28%

5-Year	+38.89%		+6.79%

10-Year	+81.52%		+6.14%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 12 for Performance Summary footnotes.

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FRANKLIN MODERATE ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–6/30/18)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.0027	$0.0164	$0.1602	$0.1793
C	$0.0027	$0.0164	$0.1602	$0.1793
R	$0.0027	$0.0164	$0.1602	$0.1793
R6	$0.0027	$0.0164	$0.1602	$0.1793
Advisor	$0.0027	$0.0164	$0.1602	$0.1793

Total Annual Operating Expenses4

Share Class
A	1.24%
Advisor	0.99%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund’s prospectus also includes a description of the main investment risks.

1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

12	Semiannual Report	franklintempleton.com

FRANKLIN MODERATE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18–6/30/18[1,2]	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18–6/30/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,005.00	$3.13	$1,021.67	$3.16	0.63%
C	$1,000	$1,001.30	$6.85	$1,017.95	$6.90	1.38%
R	$1,000	$1,003.70	$4.37	$1,020.43	$4.41	0.88%
R6	$1,000	$1,006.80	$1.39	$1,023.41	$1.40	0.28%
Advisor	$1,000	$1,006.80	$1.89	$1,022.91	$1.91	0.38%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	13

Franklin Growth Allocation Fund

We are pleased to bring you Franklin Growth Allocation Fund’s semiannual report for the period ended June 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 6/30/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +0.84% cumulative total return for the six months under review. In comparison, the

Fund’s equity benchmark, the MSCI All Country World Index

(ACWI), which measures equity market performance in global developed and emerging markets, had a -0.13% total return.2

The Fund’s fixed income benchmark, the Bloomberg Barclays

Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.58% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 16.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings

6/30/18

% of Total Net Assets
Franklin Growth Fund – Class R6	19.6%
Franklin DynaTech Fund – Class R6	10.8%
Franklin Rising Dividends Fund – Class R6	10.1%
Franklin LibertyQ Emerging Markets ETF	7.1%
Franklin International Small Cap Growth Fund – Class R6	7.0%
Franklin Mutual European Fund – Class R6	6.4%
Templeton Foreign Fund – Class R6	5.5%
Franklin Pelagos Commodities Strategy Fund – Class R6	5.2%
Financial Select Sector SPDR ETF	3.7%
Franklin Utilities Fund – Class R6	3.6%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Growth Allocation Fund allocated 81.6% of total net assets to equity, 11.4% to fixed income, and

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any feed, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 38.

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FRANKLIN GROWTH ALLOCATION FUND

5.3% to alternative strategies. Domestic equity exposure was 63.2% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2018, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 19.6% of total net assets. On the fixed income side, domestic exposure was 80.7% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 3.5% of total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the MSCI ACWI. On the fixed income side, Franklin Low Duration Total Return Fund – Class R6 outperformed the Bloomberg Barclays Multiverse Index, while Templeton Global Total Return Fund – Class R6 performed in line with the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin Growth Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA
Thomas A. Nelson, CFA Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	15

FRANKLIN GROWTH ALLOCATION FUND

Performance Summary as of June 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A
6-Month	+0.84%		-4.96%

1-Year	+9.23%		+2.96%

5-Year	+50.11%		+7.19%

10-Year	+91.56%		+6.08%

Advisor
6-Month	+0.94%		+0.94%

1-Year	+9.50%		+9.50%

5-Year	+51.98%		+8.73%

10-Year	+96.48%		+6.99%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 17 for Performance Summary footnotes.

16	Semiannual Report	franklintempleton.com

FRANKLIN GROWTH ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–6/30/18)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.0041	$0.0173	$0.2590	$0.2804
C	$0.0041	$0.0173	$0.2590	$0.2804
R	$0.0041	$0.0173	$0.2590	$0.2804
R6	$0.0041	$0.0173	$0.2590	$0.2804
Advisor	$0.0041	$0.0173	$0.2590	$0.2804

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver
A	1.26%	1.27%
Advisor	1.01%	1.02%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	17

FRANKLIN GROWTH ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18–6/30/18[1,2]	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18–6/30/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,008.40	$3.19	$1,021.62	$3.21	0.64%
C	$1,000	$1,004.90	$6.91	$1,017.90	$6.95	1.39%
R	$1,000	$1,006.90	$4.43	$1,020.38	$4.46	0.89%
R6	$1,000	$1,010.40	$1.35	$1,023.46	$1.35	0.27%
Advisor	$1,000	$1,009.40	$1.94	$1,022.86	$1.96	0.39%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Conservative Allocation Fund

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.86	$13.74	$13.40	$14.53	$14.65	$14.06

Income from investment operations[a]:

Net investment income[b,c]	0.11	0.20	0.14	0.28	0.40	0.31

Net realized and unrealized gains (losses)	(0.09)	1.25	0.45	(0.60)	0.09	1.12

Total from investment operations	0.02	1.45	0.59	(0.32)	0.49	1.43

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.24)	(0.15)	(0.28)	(0.42)	(0.32)

Net realized gains	(0.13)	(0.09)	(0.10)	(0.53)	(0.19)	(0.52)

Total distributions	(0.22)	(0.33)	(0.25)	(0.81)	(0.61)	(0.84)

Net asset value, end of period	$14.66	$14.86	$13.74	$13.40	$14.53	$14.65

Total return[d]	0.14%	10.58%	4.39%	(2.26)%	3.35%	10.39%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.62%	0.63%	0.63%	0.62%	0.63%	0.60%

Expenses net of waiver and payments by affiliates[f]	0.62% [g]	0.63% [g]	0.63% [g]	0.62% [g]	0.63% [g]	0.59%

Net investment income[c]	1.54%	1.37%	1.01%	1.97%	2.67%	2.11%

Supplemental data

Net assets, end of period (000’s)	$778,023	$800,141	$809,039	$905,537	$910,523	$871,541

Portfolio turnover rate	17.23%	17.99%	34.83%	17.69%	16.67%	57.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.57	$13.47	$13.15	$14.27	$14.40	$13.83

Income from investment operations[a]:

Net investment income[b,c]	0.06	0.09	0.04	0.17	0.28	0.20

Net realized and unrealized gains (losses)	(0.09)	1.23	0.43	(0.58)	0.09	1.11

Total from investment operations	(0.03)	1.32	0.47	(0.41)	0.37	1.31

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.04)	(0.13)	(0.05)	(0.18)	(0.31)	(0.22)

Net realized gains	(0.13)	(0.09)	(0.10)	(0.53)	(0.19)	(0.52)

Total distributions	(0.17)	(0.22)	(0.15)	(0.71)	(0.50)	(0.74)

Net asset value, end of period	$14.37	$14.57	$13.47	$13.15	$14.27	$14.40

Total return[d]	(0.20)%	9.80%	3.55%	(2.96)%	2.58%	9.61%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.37%	1.38%	1.37%	1.37%	1.38%	1.35%

Expenses net of waiver and payments by affiliates[f]	1.37% [g]	1.38% [g]	1.37% [g]	1.37% [g]	1.38% [g]	1.34%

Net investment income[c]	0.79%	0.62%	0.27%	1.22%	1.92%	1.36%

Supplemental data

Net assets, end of period (000’s)	$399,675	$423,890	$470,582	$536,548	$549,222	$524,756

Portfolio turnover rate	17.23%	17.99%	34.83%	17.69%	16.67%	57.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

20	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.80	$13.69	$13.35	$14.48	$14.60	$14.01

Income from investment operations[a]:

Net investment income[b,c]	0.09	0.16	0.10	0.24	0.35	0.26

Net realized and unrealized gains (losses)	(0.08)	1.24	0.45	(0.59)	0.10	1.14

Total from investment operations	0.01	1.40	0.55	(0.35)	0.45	1.40

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.20)	(0.11)	(0.25)	(0.38)	(0.29)

Net realized gains	(0.13)	(0.09)	(0.10)	(0.53)	(0.19)	(0.52)

Total distributions	(0.21)	(0.29)	(0.21)	(0.78)	(0.57)	(0.81)

Net asset value, end of period	$14.60	$14.80	$13.69	$13.35	$14.48	$14.60

Total return[d]	0.03%	10.25%	4.15%	(2.52)%	3.10%	10.14%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.87%	0.88%	0.88%	0.87%	0.88%	0.85%

Expenses net of waiver and payments by affiliates[f]	0.87% [g]	0.88% [g]	0.88% [g]	0.87% [g]	0.88% [g]	0.84%

Net investment income[c]	1.29%	1.12%	0.76%	1.72%	2.42%	1.86%

Supplemental data

Net assets, end of period (000’s)	$96,218	$103,629	$124,018	$139,592	$159,897	$166,927

Portfolio turnover rate	17.23%	17.99%	34.83%	17.69%	16.67%	57.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.84	$13.72	$13.39	$14.52	$14.63	$14.62

Income from investment operations[b]:

Net investment income[c,d]	0.14	0.25	0.18	0.36	0.33	0.54

Net realized and unrealized gains (losses)	(0.09)	1.25	0.44	(0.63)	0.22	0.32

Total from investment operations	0.05	1.50	0.62	(0.27)	0.55	0.86

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.12)	(0.29)	(0.19)	(0.33)	(0.47)	(0.33)

Net realized gains	(0.13)	(0.09)	(0.10)	(0.53)	(0.19)	(0.52)

Total distributions	(0.25)	(0.38)	(0.29)	(0.86)	(0.66)	(0.85)

Net asset value, end of period	$14.64	$14.84	$13.72	$13.39	$14.52	$14.63

Total return[e]	0.30%	10.99%	4.69%	(1.93)%	3.79%	6.06%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.40%	0.32%	0.30%	0.29%	0.28%	1.06%

Expenses net of waiver and payments by affiliates[g]	0.29%	0.28%	0.28%	0.28%	0.28% [h]	0.28%

Net investment income[d]	1.87%	1.72%	1.36%	2.31%	3.02%	2.44%

Supplemental data

Net assets, end of period (000’s)	$2,278	$2,149	$2,197	$2,282	$1,654	$37

Portfolio turnover rate	17.23%	17.99%	34.83%	17.69%	16.67%	57.59%

aFor the period May 1, 2013 (effective date) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

22	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.86	$13.74	$13.39	$14.52	$14.64	$14.05

Income from investment operations[a]:

Net investment income[b,c]	0.13	0.25	0.17	0.32	0.41	0.35

Net realized and unrealized gains (losses)	(0.09)	1.24	0.45	(0.60)	0.11	1.12

Total from investment operations	0.04	1.49	0.62	(0.28)	0.52	1.47

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.11)	(0.28)	(0.17)	(0.32)	(0.45)	(0.36)

Net realized gains	(0.13)	(0.09)	(0.10)	(0.53)	(0.19)	(0.52)

Total distributions	(0.24)	(0.37)	(0.27)	(0.85)	(0.64)	(0.88)

Net asset value, end of period	$14.66	$14.86	$13.74	$13.39	$14.52	$14.64

Total return[d]	0.26%	10.88%	4.69%	(2.02)%	3.61%	10.67%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.37%	0.38%	0.38%	0.37%	0.38%	0.35%

Expenses net of waiver and payments by affiliates[f]	0.37% [g]	0.38% [g]	0.38% [g]	0.37% [g]	0.38% [g]	0.34%

Net investment income[c]	1.79%	1.62%	1.26%	2.22%	2.92%	2.36%

Supplemental data

Net assets, end of period (000’s)	$41,649	$38,934	$27,578	$82,234	$90,263	$105,657

Portfolio turnover rate	17.23%	17.99%	34.83%	17.69%	16.67%	57.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2018 (unaudited)

Franklin Conservative Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.4%
Alternative Strategies 5.2%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	10,218,222	$68,666,450

Domestic Equity 27.1%
Financial Select Sector SPDR ETF	926,100	24,624,999
[a,b] Franklin DynaTech Fund, Class R6	994,352	76,982,761
[a] Franklin Growth Fund, Class R6	1,369,817	135,611,926
[a] Franklin LibertyQ U.S. Equity ETF	601,600	17,681,024
[a] Franklin Rising Dividends Fund, Class R6	1,117,276	68,533,695
[a,b] Franklin Small Cap Growth Fund, Class R6	343,731	9,205,111
[a] Franklin Utilities Fund, Class R6	1,285,959	23,970,279

		356,609,795

Domestic Fixed Income 41.4%
[a] Franklin Floating Rate Daily Access Fund, Class R6	5,015,150	43,782,263
[a] Franklin Low Duration Total Return Fund, Class R6	20,224,363	196,176,320
[a] Franklin Strategic Income Fund, Class R6	13,584,548	129,732,430
[a] Franklin U.S. Government Securities Fund, Class R6	29,650,218	175,825,794

		545,516,807

Foreign Equity 14.6%
[a] Franklin FTSE Europe ETF	536,800	12,936,343
[a] Franklin FTSE Japan ETF	533,500	13,736,078
[a] Franklin International Small Cap Growth Fund, Class R6	2,210,811	42,757,084
[a] Franklin LibertyQ Emerging Markets ETF	1,528,000	46,056,976
[a] Franklin Mutual European Fund, Class R6	2,044,261	42,050,446
[a] Templeton Foreign Fund, Class R6	4,482,135	34,333,153

		191,870,080

Foreign Fixed Income 10.1%
[a] Franklin Emerging Market Debt Opportunities Fund	3,866,610	44,079,352
[a] Templeton Global Total Return Fund, Class R6	7,745,047	89,765,092

		133,844,444

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,127,100,284)		1,296,507,576

Short Term Investments 1.8%

Money Market Funds (Cost $23,705,996) 1.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	23,705,996	23,705,996

24	Semiannual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Conservative Allocation Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $537,414) 0.0%†
[d] Joint Repurchase Agreement, 2.10%, 7/02/18 (Maturity Value $537,508)
BNP Paribas Securities Corp. (Maturity Value $192,890)
Deutsche Bank Securities Inc. (Maturity Value $7,058)
HSBC Securities (USA) Inc. (Maturity Value $337,560)
Collateralized by U.S. Government Agency Securities, 0.00% - 3.625%, 9/18/18 - 6/19/23; [e]U.S. Treasury Bill, 10/04/18 - 10/18/18; and U.S. Treasury Note, 2.00% - 3.50%, 5/15/20 - 8/31/21 (valued at $548,468)	$537,414	$537,414

Total Investments (Cost $1,151,343,694) 100.2%		1,320,750,986
Other Assets, less Liabilities (0.2)%		(2,906,941)

Net Assets 100.0%		$1,317,844,045

See Abbreviations on page 56.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

eThe security was issued on a discount basis with no stated coupon rate.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Moderate Allocation Fund

	Six Months Ended June 30, 2018 (unaudited)
		Year Ended December 31,
		2017	2016	2015	2014	2013

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$16.11	$14.86	$14.49	$15.71	$15.78	$14.59

Income from investment operations[a]:

Net investment income[b,c]	0.08	0.20	0.14	0.24	0.34	0.27

Net realized and unrealized gains (losses)	—	2.01	0.56	(0.51)	0.32	1.78

Total from investment operations	0.08	2.21	0.70	(0.27)	0.66	2.05

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(—)[d]	(0.29)	(0.12)	(0.25)	(0.37)	(0.30)

Net realized gains	(0.18)	(0.67)	(0.21)	(0.70)	(0.36)	(0.56)

Total distributions	(0.18)	(0.96)	(0.33)	(0.95)	(0.73)	(0.86)

Net asset value, end of period	$16.01	$16.11	$14.86	$14.49	$15.71	$15.78

Total return[e]	0.50%	14.98%	4.94%	(1.89)%	4.07%	14.35%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.64%	0.66%	0.63%	0.63%	0.65%	0.61%

Expenses net of waiver and payments by affiliates[g]	0.63%	0.65%	0.63% [h]	0.63% [h]	0.65% [h]	0.59%

Net investment income[c]	0.93%	1.23%	0.93%	1.52%	2.08%	1.74%

Supplemental data

Net assets, end of period (000’s)	$1,363,157	$1,407,956	$1,416,532	$1,594,882	$1,667,201	$1,636,122

Portfolio turnover rate	14.79%	16.86%	29.22%	22.08%	17.95%	46.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.52% for the period ended June 30, 2018.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

26	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)
		Year Ended December 31,
		2017	2016	2015	2014	2013

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$15.66	$14.48	$14.12	$15.33	$15.42	$14.28

Income from investment operations[a]:

Net investment income[b,c]	0.01	0.07	0.03	0.12	0.21	0.15

Net realized and unrealized gains (losses)	0.02	1.94	0.55	(0.49)	0.31	1.74

Total from investment operations	0.03	2.01	0.58	(0.37)	0.52	1.89

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(—)[d]	(0.16)	(0.01)	(0.14)	(0.25)	(0.19)

Net realized gains	(0.18)	(0.67)	(0.21)	(0.70)	(0.36)	(0.56)

Total distributions	(0.18)	(0.83)	(0.22)	(0.84)	(0.61)	(0.75)

Net asset value, end of period	$15.51	$15.66	$14.48	$14.12	$15.33	$15.42

Total return[e]	0.13%	14.10%	4.25%	(2.68)%	3.35%	13.41%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.39%	1.41%	1.37%	1.38%	1.40%	1.36%

Expenses net of waiver and payments by affiliates[g]	1.38%	1.40%	1.37% [h]	1.38% [h]	1.40% [h]	1.34%

Net investment income[c]	0.18%	0.48%	0.19%	0.77%	1.33%	0.99%

Supplemental data

Net assets, end of period (000’s)	$533,488	$568,280	$595,911	$692,872	$716,712	$701,224

Portfolio turnover rate	14.79%	16.86%	29.22%	22.08%	17.95%	46.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.52% for the period ended June 30, 2018.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	27

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)
		Year Ended December 31,
		2017	2016	2015	2014	2013

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$16.08	$14.82	$14.44	$15.66	$15.73	$14.55

Income from investment operations[a]:

Net investment income[b,c]	0.06	0.14	0.10	0.19	0.28	0.22

Net realized and unrealized gains (losses)	—	2.02	0.57	(0.51)	0.34	1.78

Total from investment operations	0.06	2.16	0.67	(0.32)	0.62	2.00

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(—)[d]	(0.23)	(0.08)	(0.20)	(0.33)	(0.26)

Net realized gains	(0.18)	(0.67)	(0.21)	(0.70)	(0.36)	(0.56)

Total distributions	(0.18)	(0.90)	(0.29)	(0.90)	(0.69)	(0.82)

Net asset value, end of period	$15.96	$16.08	$14.82	$14.44	$15.66	$15.73

Total return[e]	0.37%	14.69%	4.71%	(2.18)%	3.89%	13.97%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.89%	0.91%	0.88%	0.88%	0.90%	0.86%

Expenses net of waiver and payments by affiliates[g]	0.88%	0.90%	0.88% [h]	0.88% [h]	0.90% [h]	0.84%

Net investment income[c]	0.68%	0.98%	0.68%	1.27%	1.83%	1.49%

Supplemental data

Net assets, end of period (000’s)	$113,142	$119,920	$158,192	$202,854	$263,864	$286,688

Portfolio turnover rate	14.79%	16.86%	29.22%	22.08%	17.95%	46.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.52% for the period ended June 30, 2018.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

28	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)
		Year Ended December 31,
		2017	2016	2015	2014	2013[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$16.11	$14.86	$14.49	$15.72	$15.79	$15.33

Income from investment operations[b]:

Net investment income[c,d]	0.10	0.26	0.19	0.31	0.25	0.77

Net realized and unrealized gains (losses)	0.01	2.01	0.57	(0.54)	0.47	0.56

Total from investment operations	0.11	2.27	0.76	(0.23)	0.72	1.33

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(—)[e]	(0.35)	(0.18)	(0.30)	(0.43)	(0.31)

Net realized gains	(0.18)	(0.67)	(0.21)	(0.70)	(0.36)	(0.56)

Total distributions	(0.18)	(1.02)	(0.39)	(1.00)	(0.79)	(0.87)

Net asset value, end of period	$16.04	$16.11	$14.86	$14.49	$15.72	$15.79

Total return[f]	0.68%	15.40%	5.34%	(1.59)%	4.52%	8.93%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.34%	0.30%	0.28%	0.28%	0.27%	0.45%

Expenses net of waiver and payments by affiliates[h]	0.28%	0.28%	0.28% [i]	0.28% [i]	0.27% [i]	0.26%

Net investment income[d]	1.28%	1.60%	1.28%	1.87%	2.46%	2.07%

Supplemental data

Net assets, end of period (000’s)	$4,848	$4,492	$5,106	$4,779	$4,205	$253

Portfolio turnover rate	14.79%	16.86%	29.22%	22.08%	17.95%	46.14%

aFor the period May 1, 2013 (effective date) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.52% for the period ended June 30, 2018.

iBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Six Months Ended June 30, 2018
		Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$16.12	$14.88	$14.50	$15.72	$15.79	$14.60

Income from investment operations[a]:

Net investment income[b,c]	0.10	0.26	0.17	0.25	0.33	0.32

Net realized and unrealized gains (losses)	0.01	1.98	0.58	(0.49)	0.37	1.76

Total from investment operations	0.11	2.24	0.75	(0.24)	0.70	2.08

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(—)[d]	(0.33)	(0.16)	(0.28)	(0.41)	(0.33)

Net realized gains	(0.18)	(0.67)	(0.21)	(0.70)	(0.36)	(0.56)

Total distributions	(0.18)	(1.00)	(0.37)	(0.98)	(0.77)	(0.89)

Net asset value, end of period	$16.05	$16.12	$14.88	$14.50	$15.72	$15.79

Total return[e]	0.68%	15.20%	5.26%	(1.66)%	4.39%	14.56%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.39%	0.41%	0.38%	0.38%	0.40%	0.36%

Expenses net of waiver and payments by affiliates[g]	0.38%	0.40%	0.38% [h]	0.38% [h]	0.40% [h]	0.34%

Net investment income[c]	1.18%	1.48%	1.18%	1.77%	2.33%	1.99%

Supplemental data

Net assets, end of period (000’s)	$53,564	$52,575	$39,052	$52,975	$87,612	$159,303

Portfolio turnover rate	14.79%	16.86%	29.22%	22.08%	17.95%	46.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return does is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.52% for the period ended June 30, 2018.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

30	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2018 (unaudited)

Franklin Moderate Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.5%
Alternative Strategies 5.2%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	16,117,651	$108,310,619

Domestic Equity 39.9%
Financial Select Sector SPDR ETF	2,146,500	57,075,434
[a,b] Franklin DynaTech Fund, Class R6	2,156,340	166,943,855
[a] Franklin Growth Fund, Class R6	3,248,197	321,571,441
[a] Franklin LibertyQ U.S. Equity ETF	1,401,600	41,193,024
[a] Franklin Rising Dividends Fund, Class R6	2,578,512	158,165,930
[a,b] Franklin Small Cap Growth Fund, Class R6	844,922	22,627,017
[a] Franklin Utilities Fund, Class R6	3,107,551	57,924,751

		825,501,452

Domestic Fixed Income 25.4%
[a] Franklin Floating Rate Daily Access Fund, Class R6	4,749,086	41,459,518
[a] Franklin Low Duration Total Return Fund, Class R6	19,949,887	193,513,903
[a] Franklin Strategic Income Fund, Class R6	13,030,516	124,441,429
[a] Franklin U.S. Government Securities Fund, Class R6	27,987,771	165,967,482

		525,382,332

Foreign Equity 21.9%
[a] Franklin FTSE Europe ETF	1,274,000	30,702,126
[a] Franklin FTSE Japan ETF	1,287,900	33,159,690
[a] Franklin International Small Cap Growth Fund, Class R6	5,353,420	103,535,133
[a] Franklin LibertyQ Emerging Markets ETF	3,477,600	104,821,820
[a] Franklin Mutual European Fund, Class R6	4,803,556	98,809,156
[a] Templeton Foreign Fund, Class R6	10,544,779	80,772,997

		451,800,922

Foreign Fixed Income 6.1%
[a] Franklin Emerging Market Debt Opportunities Fund	3,618,475	41,250,617
[a] Templeton Global Total Return Fund, Class R6	7,315,101	84,782,015

		126,032,632

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,626,012,319)		2,037,027,957

Short Term Investments 1.9%

Money Market Funds (Cost $37,685,015) 1.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	37,685,015	37,685,015

franklintempleton.com	Semiannual Report	31

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Moderate Allocation Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $1,040,187) 0.1%
[d] Joint Repurchase Agreement, 2.10%, 7/02/18 (Maturity Value $1,040,369)
BNP Paribas Securities Corp. (Maturity Value $373,347)
Deutsche Bank Securities Inc. (Maturity Value $13,660)
HSBC Securities (USA) Inc. (Maturity Value $653,362)
Collateralized by U.S. Government Agency Securities, 0.00% - 3.625%, 9/18/18 - 6/19/23; [e]U.S. Treasury Bill, 10/04/18 - 10/18/18; and U.S. Treasury Note, 2.00% - 3.50%, 5/15/20 - 8/31/21 (valued at $1,061,583)	$1,040,187	$1,040,187

Total Investments (Cost $1,664,737,521) 100.4%		2,075,753,159
Other Assets, less Liabilities (0.4)%		(7,553,174)

Net Assets 100.0%		$2,068,199,985

See Abbreviations on page 56.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

eThe security was issued on a discount basis with no stated coupon rate.

32	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Growth Allocation Fund

	Six Months Ended
	June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$19.34	$17.43	$17.01	$18.57	$18.40	$15.81

Income from investment operations[a]:

Net investment income[b,c]	0.03	0.22	0.14	0.21	0.24	0.19

Net realized and unrealized gains (losses)	0.13	3.12	0.75	(0.48)	0.67	3.09

Total from investment operations	0.16	3.34	0.89	(0.27)	0.91	3.28

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(—)[d]	(0.32)	(0.14)	(0.21)	(0.29)	(0.25)

Net realized gains	(0.28)	(1.11)	(0.33)	(1.08)	(0.45)	(0.44)

Total distributions	(0.28)	(1.43)	(0.47)	(1.29)	(0.74)	(0.69)

Net asset value, end of period	$19.22	$19.34	$17.43	$17.01	$18.57	$18.40

Total return[e]	0.84%	19.45%	5.36%	(1.66)%	4.95%	20.98%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.67%	0.70%	0.69%	0.67%	0.68%	0.65%

Expenses net of waiver and payments by affiliates[g]	0.64%	0.65% [h]	0.65%	0.65%	0.63%	0.59%

Net investment income[c]	0.35%	1.14%	0.83%	1.10%	1.25%	1.10%

Supplemental data

Net assets, end of period (000’s)	$865,725	$873,011	$822,833	$888,096	$887,856	$814,901

Portfolio turnover rate	14.37%	16.90%	30.19%	20.40%	17.55%	30.45%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.53% for the period ended June 30, 2018.

hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Six Months Ended
	June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$18.81	$16.99	$16.59	$18.15	$18.00	$15.50

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.04)	0.07	0.02	0.07	0.09	0.06

Net realized and unrealized gains (losses)	0.13	3.04	0.72	(0.47)	0.67	3.01

Total from investment operations	0.09	3.11	0.74	(0.40)	0.76	3.07

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(—)[d]	(0.18)	(0.01)	(0.08)	(0.16)	(0.13)

Net realized gains	(0.28)	(1.11)	(0.33)	(1.08)	(0.45)	(0.44)

Total distributions	(0.28)	(1.29)	(0.34)	(1.16)	(0.61)	(0.57)

Net asset value, end of period	$18.62	$18.81	$16.99	$16.59	$18.15	$18.00

Total return[e]	0.49%	18.56%	4.59%	(2.41)%	4.21%	20.04%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.42%	1.45%	1.43%	1.42%	1.43%	1.40%

Expenses net of waiver and payments by affiliates[g]	1.39%	1.40% [h]	1.39%	1.40%	1.38%	1.34%

Net investment income (loss)[c]	(0.40)%	0.39%	0.09%	0.35%	0.50%	0.35%

Supplemental data

Net assets, end of period (000’s)	$298,748	$311,640	$308,736	$336,557	$336,213	$309,869

Portfolio turnover rate	14.37%	16.90%	30.19%	20.40%	17.55%	30.45%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.53% for the period ended June 30, 2018.

hBenefit of expense reduction rounds to less than 0.01%.

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Six Months Ended
	June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$19.10	$17.22	$16.80	$18.34	$18.18	$15.63

Income from investment operations[a]:

Net investment income[b,c]	0.01	0.15	0.09	0.14	0.17	0.14

Net realized and unrealized gains (losses)	0.12	3.11	0.75	(0.44)	0.68	3.05

Total from investment operations	0.13	3.26	0.84	(0.30)	0.85	3.19

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(—)[d]	(0.27)	(0.09)	(0.16)	(0.24)	(0.20)

Net realized gains	(0.28)	(1.11)	(0.33)	(1.08)	(0.45)	(0.44)

Total distributions	(0.28)	(1.38)	(0.42)	(1.24)	(0.69)	(0.64)

Net asset value, end of period	$18.95	$19.10	$17.22	$16.80	$18.34	$18.18

Total return[e]	0.69%	19.17%	5.12%	(1.93)%	4.72%	20.67%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.92%	0.95%	0.94%	0.92%	0.93%	0.90%

Expenses net of waiver and payments by affiliates[g]	0.89%	0.90% [h]	0.90%	0.90%	0.88%	0.84%

Net investment income[c]	0.10%	0.89%	0.58%	0.85%	1.00%	0.85%

Supplemental data

Net assets, end of period (000’s)	$90,613	$100,258	$112,272	$147,426	$182,211	$192,361

Portfolio turnover rate	14.37%	16.90%	30.19%	20.40%	17.55%	30.45%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.53% for the period ended June 30, 2018.

hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Six Months Ended
	June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$19.40	$17.48	$17.06	$18.61	$18.44	$16.88

Income from investment operations[b]:

Net investment income[c,d]	0.07	0.31	0.22	0.32	0.15	0.62

Net realized and unrealized gains (losses)	0.13	3.12	0.74	(0.51)	0.83	1.68

Total from investment operations	0.20	3.43	0.96	(0.19)	0.98	2.30

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(—)[e]	(0.40)	(0.21)	(0.28)	(0.36)	(0.30)

Net realized gains	(0.28)	(1.11)	(0.33)	(1.08)	(0.45)	(0.44)

Total distributions	(0.28)	(1.51)	(0.54)	(1.36)	(0.81)	(0.74)

Net asset value, end of period	$19.32	$19.40	$17.48	$17.06	$18.61	$18.44

Total return[f]	1.04%	19.90%	5.77%	(1.27)%	5.38%	13.88%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.36%	0.31%	0.30%	0.29%	0.28%	0.95%

Expenses net of waiver and payments by affiliates[h]	0.27%	0.25% [i]	0.26%	0.26%	0.23%	0.22%

Net investment income[d]	0.72%	1.54%	1.22%	1.49%	1.65%	1.47%

Supplemental data

Net assets, end of period (000’s)	$3,972	$3,364	$2,822	$2,549	$1,755	$42

Portfolio turnover rate	14.37%	16.90%	30.19%	20.40%	17.55%	30.45%

aFor the period May 1, 2013 (effective date) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.53% for the period ended June 30, 2018.

iBenefit of expense reduction rounds to less than 0.01%.

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Six Months Ended
	June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$19.42	$17.49	$17.06	$18.62	$18.45	$15.85

Income from investment operations[a]:

Net investment income[b,c]	0.06	0.26	0.18	0.25	0.27	0.24

Net realized and unrealized gains (losses)	0.12	3.15	0.76	(0.47)	0.68	3.09

Total from investment operations	0.18	3.41	0.94	(0.22)	0.95	3.33

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(—)[d]	(0.37)	(0.18)	(0.26)	(0.33)	(0.29)

Net realized gains	(0.28)	(1.11)	(0.33)	(1.08)	(0.45)	(0.44)

Total distributions	(0.28)	(1.48)	(0.51)	(1.34)	(0.78)	(0.73)

Net asset value, end of period	$19.32	$19.42	$17.49	$17.06	$18.62	$18.45

Total return[e]	0.94%	19.77%	5.60%	(1.41)%	5.23%	21.26%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.42%	0.45%	0.44%	0.42%	0.43%	0.40%

Expenses net of waiver and payments by affiliates[g]	0.39%	0.40% [h]	0.40%	0.40%	0.38%	0.34%

Net investment income[c]	0.60%	1.39%	1.08%	1.35%	1.50%	1.35%

Supplemental data

Net assets, end of period (000’s)	$39,272	$38,912	$39,211	$49,634	$52,250	$74,808

Portfolio turnover rate	14.37%	16.90%	30.19%	20.40%	17.55%	30.45%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.53% for the period ended June 30, 2018.

hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2018 (unaudited)

Franklin Growth Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.3%
Alternative Strategies 5.3%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	10,123,843	$68,032,228

Domestic Equity 51.6%
Financial Select Sector SPDR ETF	1,790,100	47,598,758
[a,b] Franklin DynaTech Fund, Class R6	1,815,927	140,589,064
[a] Franklin Growth Fund, Class R6	2,567,793	254,211,492
[a] Franklin LibertyQ U.S. Equity ETF	1,106,100	32,508,279
[a] Franklin Rising Dividends Fund, Class R6	2,135,497	130,991,392
[a,b] Franklin Small Cap Growth Fund, Class R6	657,719	17,613,732
[a] Franklin Utilities Fund, Class R6	2,518,389	46,942,765

		670,455,482

Domestic Fixed Income 9.2%
[a] Franklin Floating Rate Daily Access Fund, Class R6	1,068,098	9,324,496
[a] Franklin Low Duration Total Return Fund, Class R6	4,617,932	44,793,935
[a] Franklin Strategic Income Fund, Class R6	2,906,176	27,753,984
[a] Franklin U.S. Government Securities Fund, Class R6	6,331,797	37,547,558

		119,419,973

Foreign Equity 30.0%
[a] Franklin FTSE Europe ETF	1,090,100	26,270,320
[a] Franklin FTSE Japan ETF	1,052,100	27,088,524
[a] Franklin International Small Cap Growth Fund, Class R6	4,706,017	91,014,367
[a] Franklin LibertyQ Emerging Markets ETF	3,042,000	91,691,964
[a] Franklin Mutual European Fund, Class R6	4,020,367	82,698,944
[a] Templeton Foreign Fund, Class R6	9,263,575	70,958,984

		389,723,103

Foreign Fixed Income 2.2%
[a] Franklin Emerging Market Debt Opportunities Fund	802,930	9,153,402
[a] Templeton Global Total Return Fund, Class R6	1,616,225	18,732,047

		27,885,449

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $934,839,033)		1,275,516,235

Short Term Investments 1.9%

Money Market Funds (Cost $24,127,783) 1.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	24,127,783	24,127,783

38	Semiannual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Allocation Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $855,064) 0.1%
[d] Joint Repurchase Agreement, 2.10%, 7/02/18 (Maturity Value $855,213)
BNP Paribas Securities Corp. (Maturity Value $306,902)
Deutsche Bank Securities Inc. (Maturity Value $11,229)
HSBC Securities (USA) Inc. (Maturity Value $537,082)
Collateralized by U.S. Government Agency Securities, 0.00% - 3.625%, 9/18/18 - 6/19/23; [e]U.S. Treasury Bill, 10/04/18 - 10/18/18; and U.S. Treasury Note, 2.00% - 3.50%, 5/15/20 - 8/31/21 (valued at $872,651)	$855,064	$855,064

Total Investments (Cost $959,821,880) 100.2%		1,300,499,082
Other Assets, less Liabilities (0.2)%		(2,169,336)

Net Assets 100.0%		$1,298,329,746

See Abbreviations on page 56.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

eThe security was issued on a discount basis with no stated coupon rate.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	39

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities

June 30, 2018 (unaudited)

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$ 22,086,920	$ 51,107,410	$ 42,720,958
Cost - Controlled affiliates (Note 3f)	—	277,002,789	56,310,653
Cost - Non-controlled affiliates (Note 3f)	1,128,719,360	1,335,587,135	859,935,205
Cost - Unaffiliated repurchase agreements	537,414	1,040,187	855,064

Value - Unaffiliated issuers	$ 24,624,999	$ 57,075,434	$ 47,598,758
Value - Controlled affiliates (Note 3f)	—	285,027,589	58,778,599
Value - Non-controlled affiliates (Note 3f)	1,295,588,573	1,732,609,949	1,193,266,661
Value - Unaffiliated repurchase agreements	537,414	1,040,187	855,064
Receivables:
Capital shares sold	1,039,433	1,723,564	1,273,520
Other assets	891	1,414	884

Total assets	1,321,791,310	2,077,478,137	1,301,773,486

Liabilities:
Payables:
Capital shares redeemed	2,291,360	6,899,456	1,882,227
Asset allocation fees	269,654	424,512	256,629
Distribution fees	1,096,160	1,590,375	954,162
Transfer agent fees	229,157	262,088	288,884
Accrued expenses and other liabilities	60,934	101,721	61,838

Total liabilities	3,947,265	9,278,152	3,443,740

Net assets, at value	$1,317,844,045	$2,068,199,985	$1,298,329,746

Net assets consist of:
Paid-in capital	$1,131,323,475	$1,601,471,310	$ 922,161,696
Undistributed net investment income	1,751,669	7,728,219	1,025,224
Net unrealized appreciation (depreciation)	169,407,292	411,015,638	340,677,202
Accumulated net realized gain (loss)	15,361,609	47,984,818	34,465,624

Net assets, at value	$1,317,844,045	$2,068,199,985	$1,298,329,746

40	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2018 (unaudited)

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Class A:
Net assets, at value	$778,022,897	$1,363,157,380	$865,725,024

Shares outstanding	53,074,179	85,125,682	45,046,544

Net asset value per share[a]	$14.66	$16.01	$19.22

Maximum offering price per share (net asset value per share ÷ 94.25%)	$15.55	$16.99	$20.39

Class C:
Net assets, at value	$399,675,425	$ 533,488,275	$298,747,851

Shares outstanding	27,822,083	34,400,642	16,047,616

Net asset value and maximum offering price per share[a]	$14.37	$15.51	$18.62

Class R:
Net assets, at value	$ 96,218,363	$ 113,142,191	$ 90,612,682

Shares outstanding	6,590,130	7,089,123	4,781,766

Net asset value and maximum offering price per share	$14.60	$15.96	$18.95

Class R6:
Net assets, at value	$ 2,277,951	$ 4,848,037	$ 3,972,054

Shares outstanding	155,575	302,270	205,626

Net asset value and maximum offering price per share	$14.64	$16.04	$19.32

Advisor Class:
Net assets, at value	$ 41,649,409	$ 53,564,102	$ 39,272,135

Shares outstanding	2,840,946	3,338,113	2,032,547

Net asset value and maximum offering price per share	$14.66	$16.05	$19.32

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	41

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended June 30, 2018 (unaudited)

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Investment income:
Dividends:
Unaffiliated issuers	$ 728,488	$ 1,080,108	$ 691,493
Controlled affiliates (Note 3f)	—	2,009,099	817,096
Non-controlled affiliates (Note 3f)	13,762,914	13,434,036	4,947,368
Interest:
Unaffiliated issuers	11,694	21,934	15,786

Total investment income	14,503,096	16,545,177	6,471,743

Expenses:
Asset allocation fees (Note 3a)	1,680,327	2,644,451	1,648,042
Distribution fees: (Note 3c)
Class A	986,410	1,732,635	1,089,674
Class C	2,069,888	2,777,018	1,537,258
Class R	247,002	289,476	238,796
Transfer agent fees: (Note 3e)
Class A	413,906	807,080	654,761
Class C	217,097	323,529	231,235
Class R	51,974	67,537	71,878
Class R6	1,449	1,693	1,547
Advisor Class	20,857	30,830	29,762
Custodian fees (Note 4)	317	873	429
Reports to shareholders	44,905	77,251	57,357
Registration and filing fees	53,536	60,696	53,498
Professional fees	25,203	25,497	23,589
Trustees’ fees and expenses	5,486	8,545	5,118
Other	13,694	17,125	12,957

Total expenses	5,832,051	8,864,236	5,655,901
Expenses waived/paid by affiliates (Note 3f and 3g)	(32,357)	(49,843)	(213,765)

Net expenses	5,799,694	8,814,393	5,442,136

Net investment income	8,703,402	7,730,784	1,029,607

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	3,090,946	8,110,161	7,723,950
Controlled affiliates (Note 3f)	—	1,889,498	337,355
Non-controlled affiliates (Note 3f)	22,468,933	47,251,765	29,987,545

Net realized gain (loss)	25,559,879	57,251,424	38,048,850

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(6,268,428)	(13,020,773)	(11,018,835)
Controlled affiliates (Note 3f)	—	(11,774,198)	(1,223,719)
Non-controlled affiliates (Note 3f)	(27,211,033)	(30,123,031)	(16,871,503)

Net change in unrealized appreciation (depreciation)	(33,479,461)	(54,918,002)	(29,114,057)

Net realized and unrealized gain (loss)	(7,919,582)	2,333,422	8,934,793

Net increase (decrease) in net assets resulting from operations	$ 783,820	$ 10,064,206	$ 9,964,400

42	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Conservative		Franklin Moderate
	Allocation Fund		Allocation Fund

	Six Months Ended		Six Months Ended
	June 30, 2018	Year Ended	June 30, 2018	Year Ended
	(unaudited)	December 31, 2017	(unaudited)	December 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$ 8,703,402	$ 15,698,726	$ 7,730,784	$ 22,286,767
Net realized gain (loss)	25,559,879	45,194,184	57,251,424	103,530,159
Net change in unrealized appreciation (depreciation)	(33,479,461)	77,505,166	(54,918,002)	174,304,721

Net increase (decrease) in net assets resulting from operations	783,820	138,398,076	10,064,206	300,121,647

Distributions to shareholders from:
Net investment income:
Class A	(4,932,545)	(12,756,455)	(232,511)	(24,708,896)
Class C	(1,193,614)	(3,785,648)	(95,034)	(6,075,828)
Class R	(501,598)	(1,547,935)	(19,525)	(1,863,421)
Class R6	(17,960)	(44,500)	(812)	(92,980)
Advisor Class	(306,016)	(709,610)	(8,863)	(1,060,074)
Net realized gains:
Class A	(6,674,804)	(4,913,982)	(14,919,431)	(56,816,385)
Class C	(3,505,104)	(2,658,955)	(6,024,192)	(23,816,217)
Class R	(827,095)	(639,646)	(1,252,419)	(5,115,822)
Class R6	(19,454)	(13,152)	(52,700)	(179,277)
Advisor Class	(356,659)	(247,411)	(586,246)	(2,207,406)

Total distributions to shareholders	(18,334,849)	(27,317,294)	(23,191,733)	(121,936,306)

Capital share transactions: (Note 2)
Class A	(11,856,081)	(71,791,134)	(37,518,243)	(123,043,103)
Class C	(18,762,341)	(82,306,077)	(29,913,378)	(74,760,104)
Class R	(6,159,730)	(30,282,438)	(6,042,891)	(51,012,663)
Class R6	161,475	(233,082)	382,205	(986,002)
Advisor Class	3,269,257	8,859,036	1,196,062	10,047,532

Total capital share transactions	(33,347,420)	(175,753,695)	(71,896,245)	(239,754,340)

Net increase (decrease) in net assets	(50,898,449)	(64,672,913)	(85,023,772)	(61,568,999)
Net assets:
Beginning of period	1,368,742,494	1,433,415,407	2,153,223,757	2,214,792,756

End of period	$1,317,844,045	$1,368,742,494	$2,068,199,985	$2,153,223,757

Undistributed net investment income included in net assets:
End of period	$ 1,751,669	$ —	$ 7,728,219	$ 354,180

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	43

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Growth Allocation Fund
	Six Months Ended
	June 30, 2018	Year Ended
	(unaudited)	December 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,029,607	$ 12,472,973
Net realized gain (loss)	38,048,850	71,128,267
Net change in unrealized appreciation (depreciation)	(29,114,057)	146,032,107

Net increase (decrease) in net assets resulting from operations	9,964,400	229,633,347

Distributions to shareholders from:
Net investment income:
Class A	(182,093)	(14,178,320)
Class C	(67,049)	(2,995,168)
Class R	(20,597)	(1,449,291)
Class R6	(743)	(64,322)
Advisor Class	(8,299)	(784,774)
Net realized gains:
Class A	(12,273,430)	(48,153,916)
Class C	(4,377,570)	(17,939,263)
Class R	(1,312,567)	(5,840,979)
Class R6	(55,828)	(173,965)
Advisor Class	(554,490)	(2,364,422)

Total distributions to shareholders	(18,852,666)	(93,944,420)

Capital share transactions: (Note 2)
Class A	(2,073,191)	(37,113,455)
Class C	(9,999,145)	(29,152,612)
Class R	(9,085,151)	(23,500,251)
Class R6	640,128	247,378
Advisor Class	549,559	(4,858,912)

Total capital share transactions	(19,967,800)	(94,377,852)

Net increase (decrease) in net assets	(28,856,066)	41,311,075
Net assets:
Beginning of period	1,327,185,812	1,285,874,737

End of period	$1,298,329,746	$1,327,185,812

Undistributed net investment income included in net assets:
End of period	$ 1,025,224	$ 274,398

44	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Investments in repurchase agreements are valued at cost, which approximates fair value.

b. Joint Repurchase Agreement

Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Funds’ custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Funds, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Funds may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Funds in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end, as indicated in the Statements of Investments, had been entered into on June 29, 2018.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

c. Income Taxes (continued)

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

46	Semiannual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At June 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Conservative		Franklin Moderate
	Allocation Fund		Allocation Fund

	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended June 30, 2018
Shares sold	3,806,241	$56,941,773	5,290,753	$86,323,690
Shares issued in reinvestment of distributions	774,218	11,331,111	933,566	14,882,472
Shares redeemed	(5,355,748)	(80,128,965)	(8,504,024)	(138,724,405)

Net increase (decrease)	(775,289)	$(11,856,081)	(2,279,705)	$(37,518,243)

Year ended December 31, 2017
Shares sold	9,004,604	$131,248,585	9,324,783	$148,888,926
Shares issued in reinvestment of distributions	1,169,393	17,226,035	4,989,594	80,015,625
Shares redeemed	(15,211,092)	(220,265,754)	(22,206,405)	(351,947,654)

Net increase (decrease)	(5,037,095)	$(71,791,134)	(7,892,028)	$(123,043,103)

Class C Shares:
Six Months ended June 30, 2018
Shares sold	1,609,592	$23,591,824	2,206,559	$34,948,701
Shares issued in reinvestment of distributions	319,444	4,578,398	390,037	6,022,971
Shares redeemed	(3,202,571)	(46,932,563)	(4,476,297)	(70,885,050)

Net increase (decrease)	(1,273,535)	$(18,762,341)	(1,879,701)	$(29,913,378)

Year ended December 31, 2017
Shares sold	3,062,213	$43,601,492	4,174,263	$64,540,565
Shares issued in reinvestment of distributions	432,601	6,258,410	1,882,828	29,326,462
Shares redeemed	(9,322,532)	(132,165,979)	(10,941,215)	(168,627,131)

Net increase (decrease)	(5,827,718)	$(82,306,077)	(4,884,124)	$(74,760,104)

Class R Shares:
Six Months ended June 30, 2018
Shares sold	452,157	$6,734,840	468,764	$7,609,650
Shares issued in reinvestment of distributions	86,896	1,266,247	78,308	1,244,449
Shares redeemed	(950,290)	(14,160,817)	(917,915)	(14,896,990)

Net increase (decrease)	(411,237)	$(6,159,730)	(370,843)	$(6,042,891)

Year ended December 31, 2017
Shares sold	1,259,015	$18,065,627	1,111,557	$17,491,234
Shares issued in reinvestment of distributions	143,453	2,103,267	428,561	6,845,638
Shares redeemed	(3,463,117)	(50,451,332)	(4,754,116)	(75,349,535)

Net increase (decrease)	(2,060,649)	$(30,282,438)	(3,213,998)	$(51,012,663)

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Conservative		Franklin Moderate
	Allocation Fund		Allocation Fund
	Shares	Amount	Shares	Amount
Class R6 Shares:
Six Months ended June 30, 2018
Shares sold	32,904	$494,220	33,370	$547,163
Shares issued in reinvestment of distributions	2,559	37,414	3,353	53,513
Shares redeemed	(24,656)	(370,159)	(13,378)	(218,471)

Net increase (decrease)	10,807	$161,475	23,345	$382,205

Year ended December 31, 2017
Shares sold	34,784	$497,692	47,563	$762,713
Shares issued in reinvestment of distributions	3,921	57,652	16,964	272,257
Shares redeemed	(54,047)	(788,426)	(129,149)	(2,020,972)

Net increase (decrease)	(15,342)	$(233,082)	(64,622)	$(986,002)

Advisor Class Shares:
Six Months ended June 30, 2018
Shares sold	615,989	$9,204,605	825,144	$13,447,201
Shares issued in reinvestment of distributions	39,131	572,774	32,784	523,610
Shares redeemed	(434,407)	(6,508,122)	(781,130)	(12,774,749)

Net increase (decrease)	220,713	$3,269,257	76,798	$1,196,062

Year ended December 31, 2017
Shares sold	1,635,857	$23,801,332	2,049,885	$32,751,736
Shares issued in reinvestment of distributions	55,464	817,655	180,985	2,907,174
Shares redeemed	(1,078,035)	(15,759,951)	(1,594,562)	(25,611,378)

Net increase (decrease)	613,286	$8,859,036	636,308	$10,047,532

	Franklin Growth
	Allocation Fund
	Shares	Amount
Class A Shares:
Six Months ended June 30, 2018
Shares sold	3,265,699	$64,278,735
Shares issued in reinvestment of distributions	642,845	12,279,736
Shares redeemed	(3,996,140)	(78,631,662)

Net increase (decrease)	(87,596)	$(2,073,191)

Year ended December 31, 2017
Shares sold	5,937,072	$112,664,399
Shares issued in reinvestment of distributions	3,212,584	61,420,478
Shares redeemed	(11,228,658)	(211,198,332)

Net increase (decrease)	(2,079,002)	$(37,113,455)

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin Growth
	Allocation Fund
	Shares	Amount
Class C Shares:
Six Months ended June 30, 2018
Shares sold	1,296,926	$24,797,564
Shares issued in reinvestment of distributions	237,773	4,399,469
Shares redeemed	(2,050,483)	(39,196,178)

Net increase (decrease)	(515,784)	$(9,999,145)

Year ended December 31, 2017
Shares sold	2,429,258	$44,514,353
Shares issued in reinvestment of distributions	1,114,303	20,670,947
Shares redeemed	(5,152,432)	(94,337,912)

Net increase (decrease)	(1,608,871)	$(29,152,612)

Class R Shares:
Six Months ended June 30, 2018
Shares sold	261,163	$5,071,328
Shares issued in reinvestment of distributions	69,112	1,301,558
Shares redeemed	(797,709)	(15,458,037)

Net increase (decrease)	(467,434)	$(9,085,151)

Year ended December 31, 2017
Shares sold	526,041	$9,819,531
Shares issued in reinvestment of distributions	378,557	7,130,932
Shares redeemed	(2,175,939)	(40,450,714)

Net increase (decrease)	(1,271,341)	$(23,500,251)

Class R6 Shares:
Six Months ended June 30, 2018
Shares sold	31,554	$627,504
Shares issued in reinvestment of distributions	2,946	56,570
Shares redeemed	(2,267)	(43,946)

Net increase (decrease)	32,233	$640,128

Year ended December 31, 2017
Shares sold	31,333	$599,216
Shares issued in reinvestment of distributions	12,398	238,287
Shares redeemed	(31,823)	(590,125)

Net increase (decrease)	11,908	$247,378

Advisor Class Shares:
Six Months ended June 30, 2018
Shares sold	243,429	$4,809,872
Shares issued in reinvestment of distributions	24,682	473,947
Shares redeemed	(239,175)	(4,734,260)

Net increase (decrease)	28,936	$549,559

Year ended December 31, 2017
Shares sold	777,973	$14,725,195
Shares issued in reinvestment of distributions	140,404	2,693,652
Shares redeemed	(1,156,752)	(22,277,759)

Net increase (decrease)	(238,375)	$(4,858,912)

franklintempleton.com	Semiannual Report	49

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$112,566	$210,997	$199,169
CDSC retained	$ 7,709	$ 17,670	$ 12,023

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2018, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund
Transfer agent fees	$366,087	$716,729	$636,616

f. Investments in FT Underlying Funds

The Funds invest primarily in FT Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to asset allocation fees.

Investments in FT Underlying Funds for the period ended June 30, 2018, were as follows:

FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	1,227,952	59,350	(292,950)	994,352	$76,982,761	$—	$12,058,562	$87,545
Franklin Emerging Market Debt Opportunities Fund	—	4,086,048	(219,438)	3,866,610	44,079,352	—	(38,798)	(2,001,042)
Franklin Floating Rate Daily Access Fund, Class R6	4,775,895	520,408	(281,153)	5,015,150	43,782,263	1,081,488	(33,852)	(181,256)
Franklin FTSE Europe ETF	563,900	29,600	(56,700)	536,800	12,936,343	293,521	54,805	(733,060)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period		Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin FTSE Japan ETF	—	554,100	(20,600)	533,500	$13,736,078		$52,047	$(26,890)	$(1,365,895)
Franklin Growth Fund, Class R6	1,306,742	194,131	(131,056)	1,369,817	135,611,926		—	4,545,067	1,114,980
Franklin International Small Cap Growth Fund, Class R6	2,321,149	122,852	(233,190)	2,210,811	42,757,084		—	775,994	(2,331,098)
Franklin K2 Alternative Strategies Fund, Class R6	3,062,011	—	(3,062,011)	—	—	[a]	—	3,289,618	(2,585,356)
Franklin LibertyQ Emerging Markets ETF	1,606,500	84,300	(162,800)	1,528,000	46,056,976		451,478	582,808	(4,702,150)
Franklin LibertyQ U.S. Equity ETF	632,000	33,100	(63,500)	601,600	17,681,024		115,099	210,501	116,161
Franklin Low Duration Total Return Fund, Class R6	23,643,338	1,730,193	(5,149,168)	20,224,363	196,176,320		3,486,667	(2,312,125)	(467,912)
Franklin Mutual European Fund, Class R6	2,146,356	113,425	(215,520)	2,044,261	42,050,446		—	371,260	(894,442)
Franklin Pelagos Commodities Strategy Fund, Class R6	4,757,464	5,460,758	—	10,218,222	68,666,450		—	—	359,278
Franklin Rising Dividends Fund, Class R6	1,062,619	161,207	(106,550)	1,117,276	68,533,695		199,470	2,036,697	(1,601,721)
Franklin Small Cap Growth Fund, Class R6	360,599	19,098	(35,966)	343,731	9,205,111		—	211,593	836,256
Franklin Strategic Income Fund, Class R6	12,986,969	1,362,219	(764,640)	13,584,548	129,732,430		2,754,340	(205,548)	(3,913,548)
Franklin U.S. Government Securities Fund, Class R6	24,011,063	7,095,094	(1,455,939)	29,650,218	175,825,794		2,585,193	(668,695)	(3,074,687)
Franklin Utilities Fund, Class R6	1,330,449	88,980	(133,470)	1,285,959	23,970,279		325,741	508,609	(783,404)
Institutional Fiduciary Trust Money Market Portfolio, 1.51%	11,221,101	115,125,051	(102,640,156)	23,705,996	23,705,996		147,800	—	—
Templeton Foreign Fund, Class R6	4,705,606	249,414	(472,885)	4,482,135	34,333,153		—	758,090	(1,829,006)
Templeton Global Total Return Fund, Class R6	11,050,252	995,905	(4,301,110)	7,745,047	89,765,092		2,270,070	351,237	(3,260,676)

Total Affiliated Securities					$1,295,588,573		$13,762,914	$22,468,933	$(27,211,033)

Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin FTSE Europe ETF	1,355,700	35,300	(117,000)	1,274,000	$30,702,126		$702,246	$116,160	$(1,765,534)
Franklin LibertyQ Emerging Markets ETF	3,701,700	95,900	(320,000)	3,477,600	104,821,820		1,035,894	1,309,160	(10,824,320)
Franklin LibertyQ U.S. Equity ETF	1,491,600	38,600	(128,600)	1,401,600	41,193,024		270,959	464,178	278,126
Franklin Pelagos Commodities Strategy Fund, Class R6	7,495,307	8,622,344	—	16,117,651	108,310,619		—	—	537,530

Total Controlled Affiliates					$285,027,589		$2,009,099	$1,889,498	$(11,774,198)

Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	2,697,370	62,692	(603,722)	2,156,340	166,943,855		—	25,663,659	827,095
Franklin Emerging Market Debt Opportunities Fund	—	3,877,612	(259,137)	3,618,475	41,250,617		—	(36,729)	(1,868,528)
Franklin Floating Rate Daily Access Fund, Class R6	4,554,612	538,794	(344,320)	4,749,086	41,459,518		1,034,000	(40,890)	(168,378)
Franklin FTSE Japan ETF	—	1,327,500	(39,600)	1,287,900	33,159,690		126,653	(50,699)	(3,372,974)
Franklin Growth Fund, Class R6	3,137,923	379,612	(269,338)	3,248,197	321,571,441		—	10,208,422	3,146,362
Franklin International Small Cap Growth Fund, Class R6	5,695,077	148,579	(490,236)	5,353,420	103,535,133		—	1,477,166	(5,354,806)
Franklin K2 Alternative Strategies Fund, Class R6	4,819,654	—	(4,819,654)	—	—	[a]	—	5,140,936	(4,032,415)
Franklin Low Duration Total Return Fund, Class R6	23,485,173	2,492,554	(6,027,840)	19,949,887	193,513,903		3,475,864	(2,695,796)	(99,232)
Franklin Mutual European Fund, Class R6	5,109,534	133,283	(439,261)	4,803,556	98,809,156		—	566,217	(1,879,770)
Franklin Rising Dividends Fund, Class R6	2,481,720	309,884	(213,092)	2,578,512	158,165,930		465,065	4,511,209	(3,652,588)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period		Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Small Cap Growth Fund, Class R6	898,062	23,520	(76,660)	844,922	$22,627,017		$—	$386,446	$ 2,206,823
Franklin Strategic Income Fund, Class R6	12,546,900	1,435,301	(951,685)	13,030,516	124,441,429		2,668,936	(218,652)	(3,819,975)
Franklin U.S. Government Securities Fund, Class R6	22,962,139	6,824,536	(1,798,904)	27,987,771	165,967,482		2,477,142	(786,481)	(2,836,240)
Franklin Utilities Fund, Class R6	3,257,195	130,496	(280,140)	3,107,551	57,924,751		795,701	1,188,862	(1,888,012)
Institutional Fiduciary Trust Money Market Portfolio, 1.51%	25,309 188,999,348		(151,339,642)	37,685,015	37,685,015		232,444	—	—
Templeton Foreign Fund, Class R6	11,216,882	292,696	(964,799)	10,544,779	80,772,997		—	1,630,568	(4,264,640)
Templeton Global Total Return Fund, Class R6	10,484,568	1,126,226	(4,295,693)	7,315,101	84,782,015		2,158,231	307,527	(3,065,753)

Total Non-Controlled Affiliates					$1,732,609,949		$13,434,036	$47,251,765	$(30,123,031)

Total Affiliated Securities					$2,017,637,538		$15,443,135	$49,141,263	$(41,897,229)

Franklin Growth Allocation Fund
Controlled Affiliates
Franklin FTSE Europe ETF	1,133,400	30,700	(74,000)	1,090,100	$26,270,320		$603,604	$68,127	$(1,510,313)
Franklin LibertyQ U.S. Equity ETF	1,150,500	31,100	(75,500)	1,106,100	32,508,279		213,492	269,228	286,594

Total Controlled Affiliates					$58,778,599		$817,096	$337,355	$(1,223,719)

Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	2,218,583	52,498	(455,154)	1,815,927	140,589,064		—	17,209,346	4,616,931
Franklin Emerging Market Debt Opportunities Fund	—	980,762	(177,832)	802,930	9,153,402		—	(17,668)	(405,909)
Franklin Floating Rate Daily Access Fund, Class R6	1,026,096	275,086	(233,084)	1,068,098	9,324,496		240,942	(27,889)	(25,024)
Franklin FTSE Japan ETF	—	1,075,300	(23,200)	1,052,100	27,088,524		103,934	(37,460)	(2,753,390)
Franklin Growth Fund, Class R6	2,425,586	300,524	(158,317)	2,567,793	254,211,492		—	4,944,051	5,206,567
Franklin International Small Cap Growth Fund, Class R6	4,891,350	134,099	(319,432)	4,706,017	91,014,367		—	956,296	(4,447,310)
Franklin K2 Alternative Strategies Fund, Class R6	2,959,095	—	(2,959,095)	—	—	[a]	—	3,137,984	(2,457,392)
Franklin LibertyQ Emerging Markets ETF	3,164,100	85,900	(208,000)	3,042,000	91,691,964		910,183	876,651	(9,250,326)
Franklin Low Duration Total Return Fund, Class R6	5,442,537	1,376,945	(2,201,550)	4,617,932	44,793,935		836,093	(624,894)	(69,076)
Franklin Mutual European Fund, Class R6	4,178,804	114,306	(272,743)	4,020,367	82,698,944		—	310,472	(1,511,381)
Franklin Pelagos Commodities Strategy Fund, Class R6	4,606,601	5,517,242	—	10,123,843	68,032,228		—	—	313,663
Franklin Rising Dividends Fund, Class R6	2,009,236	257,382	(131,121)	2,135,497	130,991,392		381,090	2,323,636	(1,750,137)
Franklin Small Cap Growth Fund, Class R6	683,285	18,759	(44,325)	657,719	17,613,732		—	200,388	1,778,280
Franklin Strategic Income Fund, Class R6	2,803,671	740,274	(637,769)	2,906,176	27,753,984		618,283	(139,442)	(832,203)
Franklin U.S. Government Securities Fund, Class R6	5,183,303	2,347,212	(1,198,718)	6,331,797	37,547,558		580,260	(511,781)	(355,112)
Franklin Utilities Fund, Class R6	2,579,038	107,205	(167,854)	2,518,389	46,942,765		640,096	571,378	(1,096,116)
Institutional Fiduciary Trust Money Market Portfolio, 1.51%	15,843 109,395,022		(85,283,082)	24,127,783	24,127,783		146,156	—	—
Templeton Foreign Fund, Class R6	9,628,322	263,949	(628,696)	9,263,575	70,958,984		—	793,049	(3,176,387)
Templeton Global Total Return Fund, Class R6	2,326,168	572,885	(1,282,828)	1,616,225	18,732,047		490,331	23,428	(657,181)

Total Non-Controlled Affiliates					$1,193,266,661		$4,947,368	$29,987,545	$(16,871,503)

Total Affiliated Securities					$1,252,045,260		$5,764,464	$30,324,900	$(18,095,222)

[a]As of June 30, 2018, no longer held by the fund.

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3. Transactions with Affiliates (continued)

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed the following based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

	Franklin Conservative Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund
Class A, Class C, Class R & Advisor Class	0.40%	0.40%	0.40%
Class R6	0.30%	0.30%	0.29%

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended June 30, 2018, there were no credits earned.

5. Income Taxes

At June 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund
Cost of investments	$1,161,534,957	$1,674,000,991	$963,400,048

Unrealized appreciation	$190,827,055	$437,965,896	$350,454,603
Unrealized depreciation	(31,611,026)	(36,213,728)	(13,355,569)

Net unrealized appreciation (depreciation)	$159,216,029	$401,752,168	$337,099,034

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2018, were as follows:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund
Purchases	$228,471,348	$308,579,132	$186,702,660
Sales	$282,233,817	$409,295,403	$230,854,094

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2018, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2018, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,296,507,576	$—	$—	$1,296,507,576
Short Term Investments	23,705,996	537,414	—	24,243,410

Total Investments in Securities	$1,320,213,572	$537,414	$—	$1,320,750,986

Franklin Moderate Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$2,037,027,957	$—	$—	$2,037,027,957
Short Term Investments	37,685,015	1,040,187	—	38,725,202

Total Investments in Securities	$2,074,712,972	$1,040,187	$—	$2,075,753,159

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8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Franklin Growth Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,275,516,235	$—	$—	$1,275,516,235
Short Term Investments	24,127,783	855,064	—	24,982,847

Total Investments in Securities	$1,299,644,018	$855,064	$—	$1,300,499,082

aFor detailed categories, see the accompanying Statement of Investments.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:

On February 27, 2018, the Board approved an automatic conversion feature for Class C that will convert shareholders’ Class C shares into Class A shares after they have been held for 10 years. The conversion feature will become effective on a future date prior to the calendar year end of 2018. Further details are disclosed in the Funds’ Prospectus.

On May 18, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A shares. The changes will become effective on or about September 10, 2018. Further details are disclosed in the Funds’ Prospectus.

Abbreviations

Selected Portfolio
ETF	Exchange Traded Fund
FTSE	Financial Times Stock Exchange
SPDR	S&P Depositary Receipt

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN FUND ALLOCATOR SERIES

Franklin Moderate Allocation Fund

Franklin Conservative Allocation Fund

Franklin Growth Allocation Fund

(each a Fund)

At an in-person meeting held on February 27, 2018 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton Investments (FTI) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the U.S. Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the

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SHAREHOLDER INFORMATION

market environment and project initiatives and capital investments relating to the services provided to the Funds by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended December 31, 2017. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

Franklin Moderate Allocation Fund - The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target allocation moderate funds. The Board noted that the Fund’s annualized total return for the one-,three- and 10-year periods was above the median of its Performance Universe, but for the five-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted that the Fund’s annualized total return for the five-year period, while below the median, exceeded 7%.

Franklin Conservative Allocation Fund - The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target allocation conservative funds. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was 4 basis points below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted that the Fund’s annualized total return for the 10-year period, while below the median, exceeded 4%.

Franklin Growth Allocation Fund - The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target allocation growth funds. The Board noted that the Fund’s annualized total return for the one-, three-, five-and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers (Management Rate), if any, of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

Franklin Conservative Allocation Fund and Franklin Moderate Allocation Fund - The Expense Group for the Franklin Conservative Allocation Fund included the Fund and seven other mixed-asset target allocation conservative funds. The Expense Group for the Franklin Moderate Allocation Fund included the Fund and seven other mixed-asset target allocation moderate funds. The Board noted that the Management Rates for the Funds were below the medians of their respective Expense Groups, but their actual total expense ratios were slightly above the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to these Funds are reasonable. In doing so, the Board noted that

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FRANKLIN FUND ALLOCATOR SERIES

SHAREHOLDER INFORMATION

management has contractually capped each Fund’s total operating expenses. The Board also noted that the Management Rate paid by each Fund is solely for asset allocation services as the Fund invests substantially all of its assets in underlying funds.

Franklin Growth Allocation Fund - The Expense Group for the Fund included the Fund and seven other mixed-asset target allocation growth funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were slightly above the medians of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable. In doing so, the Board noted that management has contractually capped the Fund’s total operating expenses. The Board also noted that the Management Rate paid by the Fund is solely for asset allocation services as the Fund invests substantially all of its assets in underlying funds.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2017, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to Franklin Resources, Inc. and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board noted that, due to the use of the Management Rate for allocation services, the Funds would not likely experience economies of scale.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

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FRANKLIN FUND ALLOCATOR SERIES

SHAREHOLDER INFORMATION

Quarterly Statement of Investments

The Trust files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

60	Semiannual Report	franklintempleton.com

Semiannual Report and Shareholder Letter
Franklin Fund Allocator Series
Investment Manager
Franklin Advisers, Inc.
Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com
Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	FAS S 08/18

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
and Shareholder Letter

June 30, 2018

# Franklin Fund Allocator Series

Franklin Corefolio Allocation Fund
Franklin Founding Funds Allocation Fund

**Sign up for electronic delivery at franklintempleton.com/edelivery**

Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

The six months ended June 30, 2018, benefited from mostly upbeat economic data as the US job market continued to improve and the unemployment rate declined. Accordingly, the US Federal Reserve (Fed), under new chairman Jerome Powell, increased its federal funds rate by 0.25% at its March and June 2018 meetings, which raised the rate from 1.50% at the start of the period to 2.00% by period-end. At its June meeting, the Fed cited growing business investment and household spending as further evidence of solid economic growth. The Fed also expressed confidence that inflation was moving closer to its goal.

In this environment, US stocks, as measured by the Standard & Poor’s® 500 Index, ended the six-month period with a +2.65% total return, and stocks in global developed markets, as measured by the MSCI World Index, returned +0.76%.1 Investment-grade bonds, as measured by the Bloomberg Barclays US Aggregate Bond Index, had a -1.62% six-month total return.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of June 30, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Semiannual Report	franklintempleton.com

Semiannual Report

Economic and Market Overview

The global economy expanded during the six-month period under review amid generally upbeat economic data across regions. In this environment, global developed and emerging market stocks reached a new all-time high in January 2018, as measured by the MSCI All Country World Index (ACWI). During the period, global markets were aided by price gains in oil and other commodities, encouraging corporate earnings reports and investor optimism about global economic growth. However, global stocks had a -0.13% total return for the six-month period, as measured by the MSCI ACWI, largely due to an overall decline in emerging market stocks.1

Global markets reflected investor concerns about tensions in the Korean peninsula and political uncertainties in the US and the European Union, as well as worries that strong economic growth and rising inflation in some parts of the world, particularly in the US, would lead central banks to increase interest rates sooner than expected. Markets were further pressured by the Trump administration’s protectionist trade policies, uncertainty surrounding the US-China trade relationship, and a broad sell-off in information technology stocks in March due to a potential for tighter regulation in the sector arising from concerns about consumer data privacy. An overall easing of tensions in the Korean peninsula and intermittent US-China trade negotiations partially offset some of these concerns. However, US trade disputes with its allies and China near period-end dampened investor sentiment.

The US economy continued to grow during the six months under review. After moderating for three consecutive quarters, the economy grew faster in 2018’s second quarter, driven by consumer spending, exports, business investment and government spending. The unemployment rate declined from 4.1% in December 2017, as reported at the beginning of the six-month period, to 4.0% at period-end.2 Annual inflation, as measured by the Consumer Price Index, increased from 2.1% in December 2017, as reported at the beginning of the period, to 2.9% at period-end.2 The US Federal Reserve raised its target range for the federal funds rate in March and June 2018 and continued reducing its balance sheet as part of its ongoing plan to normalize monetary policy.

In Europe, the UK’s quarterly economic growth moderated in 2018’s first quarter amid a decline in construction output. The Bank of England kept its key policy rate unchanged during the period. The eurozone’s quarterly growth moderated in 2018’s first quarter due to a decline in external demand. The bloc’s annual inflation rate ended the period higher than in December 2017. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. However, at its June meeting, the ECB announced it would further reduce its monthly bond purchases beginning in October 2018 and indicated it would conclude the program at the end of 2018 while continuing to keep interest rates unchanged through at least the summer of 2019.

In Asia, Japan’s quarterly gross domestic product (GDP) growth in 2018’s first quarter declined, the country’s first contraction since 2015’s fourth quarter, mainly due to a decline in private residential investment and household consumption. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP accelerated in 2018’s first quarter compared to the previous quarter. The country’s central bank cut its benchmark interest rate twice during the period to spur economic growth. Russia’s annual GDP grew in 2018’s first quarter compared to the prior-year period, amid the Bank of Russia’s continued policy support. China’s annual GDP moderated in 2018’s first quarter compared to the prior-year period. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, declined during the period.

The foregoing information reflects our analysis and opinions as of June 30, 2018. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: US Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin Corefolio Allocation Fund

This semiannual report for Franklin Corefolio Allocation Fund covers the period ended June 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation through investments in a combination of Franklin Growth Fund, Franklin Growth Opportunities Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

Asset Allocation*

Based on Total Net Assets as of 6/30/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Performance Overview

The Fund’s Class A shares had a +3.29% cumulative total return for the six months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500®), which is a broad measure of US stock performance, generated a +2.65% cumulative total return, and the MSCI World Index, which tracks equity performance in global developed markets, had a +0.76% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets allocated approximately 25% each in Franklin Growth Fund, Franklin Growth Opportunities Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in US and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Growth Fund –Class R6 and Franklin Growth Opportunities Fund – Class R6 outperformed the S&P 500, while Franklin Mutual Shares Fund

– Class R6 underperformed the index. Templeton Growth Fund

– Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.

The indexes are unmanaged and include reinvested distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 19.

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    FRANKLIN COREFOLIO ALLOCATION FUND

Thank you for your continued participation in Franklin Corefolio Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Vice President of Franklin Advisers, Inc.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN COREFOLIO ALLOCATION FUND

Performance Summary as of June 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/18

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[1]	Total Return[2]

A
6-Month	+3.29%	-2.65%
1-Year	+11.41%	+4.99%
5-Year	+66.75%	+9.47%
10-Year	+117.48%	+7.44%

Advisor
6-Month	+3.43%	+3.43%
1-Year	+11.72%	+11.72%
5-Year	+68.91%	+11.05%
10-Year	+123.46%	+8.37%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

6	Semiannual Report	franklintempleton.com

FRANKLIN COREFOLIO ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–6/30/18)

	Net Investment	Short-Term	Long-Term
Share Class	Income	Capital Gain	Capital Gain	Total
A	$0.0123	$0.0006	$0.6102	$0.6231
C	$0.0123	$0.0006	$0.6102	$0.6231
R	$0.0123	$0.0006	$0.6102	$0.6231
R6	$0.0123	$0.0006	$0.6102	$0.6231
Advisor	$0.0123	$0.0006	$0.6102	$0.6231

Total Annual Operating Expenses3

Share Class
A	1.00%
Advisor	0.75%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general conditions. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks that are heightened in developing countries. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Value securities may not increase in price as anticipated or may decline further in value. The Fund includes investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN COREFOLIO ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 1/1/18	Value 6/30/18	1/1/18–6/30/18[1,2]	Value 6/30/18	1/1/18–6/30/18[1,2]	Ratio[2]

A	$1,000	$1,032.90	$2.17	$1,022.66	$2.16	0.43%
C	$1,000	$1,029.20	$5.94	$1,018.94	$5.91	1.18%
R	$1,000	$1,031.80	$3.43	$1,021.42	$3.41	0.68%
R6	$1,000	$1,034.90	$0.45	$1,024.35	$0.45	0.09%
Advisor	$1,000	$1,034.30	$0.91	$1,023.90	$0.90	0.18%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6. Does not include acquired fund fees and expenses.

8	Semiannual Report	franklintempleton.com

Franklin Founding Funds Allocation Fund

This semiannual report for Franklin Founding Funds Allocation Fund covers the period ended June 30, 2018.

Your Fund’s Goal and Main Investments

The Fund’s principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

Asset Allocation*

Based on Total Net Assets as of 6/30/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

**Round to less than 0.1%

Performance Overview

The Fund’s Class A shares had a -1.22% cumulative total return for the six months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of US stock performance, generated a +2.65% total return and the MSCI World Index, which tracks equity performance in global developed markets, had a +0.76% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in US and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined equal weightings of approximately 33 1⁄3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Income Fund –Class R6 and Franklin Mutual Shares Fund – Class R6 underperformed the S&P 500. Templeton Growth Fund –Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.

The indexes are unmanaged and include reinvested distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 25.

franklintempleton.com	Semiannual Report	9

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Thank you for your continued participation in Franklin Founding Funds Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Vice President of Franklin Advisers, Inc.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Performance Summary as of June 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/18

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A
6-Month	-1.22%	-6.92%
1-Year	+3.11%	-2.82%
5-Year	+37.39%	+5.30%
10-Year	+74.71%	+5.11%

Advisor
6-Month	-1.16%	-1.16%
1-Year	+3.36%	+3.36%
5-Year	+39.13%	+6.83%
10-Year	+79.15%	+6.00%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 12 for Performance Summary footnotes.

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–6/30/18)

Share Class	Net Investment Income
A	$0.2723
C	$0.2202
R	$0.2543
R6	$0.2946
Advisor	$0.2894

Total Annual Operating Expenses3

Share Class
A	0.98%
Advisor	0.73%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund is subject to these same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher yielding, lower rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Value securities may not increase in price as anticipated or may decline further in value. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

12	Semiannual Report	franklintempleton.com

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18–6/30/18[1,2]	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18–6/30/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$987.80	$2.02	$1,022.76	$2.06	0.41%
C	$1,000	$983.30	$5.68	$1,019.04	$5.78	1.16%
R	$1,000	$985.90	$3.25	$1,021.52	$3.31	0.66%
R6	$1,000	$988.70	$0.35	$1,024.45	$0.35	0.07%
Advisor	$1,000	$988.40	$0.77	$1,024.00	$0.78	0.16%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6. Does not include acquired fund fees and expenses.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Corefolio Allocation Fund

	Six Months Ended June 30, 2018 (unaudited)
		Year Ended December 31,
		2017	2016	2015	2014	2013

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$19.68	$17.06	$16.80	$18.00	$17.61	$13.57

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.04)	0.17	0.14	0.14	0.23	0.11

Net realized and unrealized gains (losses)	0.68	3.23	1.07	(0.32)	0.91	4.09

Total from investment operations	0.64	3.40	1.21	(0.18)	1.14	4.20

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.01)	(0.18)	(0.17)	(0.16)	(0.29)	(0.16)

Net realized gains	(0.61)	(0.60)	(0.78)	(0.86)	(0.46)	—

Total distributions	(0.62)	(0.78)	(0.95)	(1.02)	(0.75)	(0.16)

Net asset value, end of period	$19.70	$19.68	$17.06	$16.80	$18.00	$17.61

Total return[d]	3.29%	20.07%	7.64%	(1.20)%	6.48%	31.01%

Ratios to average net assets[e]

Expenses[f]	0.43%[g]	0.47%[g]	0.45%[g]	0.47%[g]	0.48%[g]	0.44%

Net investment income (loss)[c]	(0.43)%	0.90%	0.83%	0.80%	1.27%	0.68%

Supplemental data

Net assets, end of period (000’s)	$592,283	$579,707	$507,530	$523,540	$558,862	$558,124

Portfolio turnover rate	1.18%	0.71%	0.40%	0.53%	5.77%	5.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the period ended June 30, 2018.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)
		Year Ended December 31,
		2017	2016	2015	2014	2013

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$19.43	$16.85	$16.61	$17.81	$17.44	$13.45

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.12)	0.02	0.01	0.02	0.10	(—)[d]

Net realized and unrealized gains (losses)	0.68	3.19	1.05	(0.33)	0.89	4.04

Total from investment operations	0.56	3.21	1.06	(0.31)	0.99	4.04

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.01)	(0.03)	(0.04)	(0.03)	(0.16)	(0.05)

Net realized gains	(0.61)	(0.60)	(0.78)	(0.86)	(0.46)	—

Total distributions	(0.62)	(0.63)	(0.82)	(0.89)	(0.62)	(0.05)

Net asset value, end of period	$19.37	$19.43	$16.85	$16.61	$17.81	$17.44

Total return[e]	2.92%	19.20%	6.82%	(1.92)%	5.69%	30.09%

Ratios to average net assets[f]

Expenses[g]	1.18%[h]	1.22%[h]	1.20%[h]	1.19%[h]	1.19%[h]	1.15%

Net investment income (loss)[c]	(1.18)%	0.15%	0.08%	0.08%	0.56%	(0.03)%

Supplemental data

Net assets, end of period (000’s)	$166,280	$170,218	$160,729	$172,116	$176,680	$176,332

Portfolio turnover rate	1.18%	0.71%	0.40%	0.53%	5.77%	5.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the period ended June 30, 2018.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	15

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)
		Year Ended December 31,
		2017	2016	2015	2014	2013
Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$19.68	$17.06	$16.81	$18.01	$17.60	$13.56

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.07)	0.12	0.10	0.10	0.16	0.06

Net realized and unrealized gains (losses)	0.69	3.23	1.06	(0.32)	0.95	4.11

Total from investment operations	0.62	3.35	1.16	(0.22)	1.11	4.17

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.01)	(0.13)	(0.13)	(0.12)	(0.24)	(0.13)

Net realized gains	(0.61)	(0.60)	(0.78)	(0.86)	(0.46)	—

Total distributions	(0.62)	(0.73)	(0.91)	(0.98)	(0.70)	(0.13)

Net asset value, end of period	$19.68	$19.68	$17.06	$16.81	$18.01	$17.60

Total return[d]	3.18%	19.79%	7.33%	(1.43)%	6.30%	30.76%

Ratios to average net assets[e]

Expenses[f]	0.68%[g]	0.72%[g]	0.70%[g]	0.69%[g]	0.69%[g]	0.65%

Net investment income (loss)[c]	(0.68)%	0.65%	0.58%	0.58%	1.06%	0.47%

Supplemental data

Net assets, end of period (000’s)	$1,600	$1,629	$1,461	$1,423	$1,545	$1,903

Portfolio turnover rate	1.18%	0.71%	0.40%	0.53%	5.77%	5.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the period ended June 30, 2018.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017[a]
Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$19.67	$19.18

Income from investment operations[b]:

Net investment income (loss)[c,d]	(0.01)	0.26

Net realized and unrealized gains (losses)	0.72	0.73

Total from investment operations	0.71	0.99

Less distributions from:

Net investment income.	(0.01)	(0.25)

Net realized gains	(0.61)	(0.25)

Total distributions	(0.62)	(0.50)

Net asset value, end of period	$19.76	$19.67

Total return[e]	3.49%	5.28%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.50%	3.47%

Expenses net of waiver and payments by affiliates[g]	0.09%	0.08%

Net investment income (loss)[d]	(0.09)%	1.29%

Supplemental data

Net assets, end of period (000’s)	$70	$5

Portfolio turnover rate	1.18%	0.71%

aFor the period August 1, 2017 (effective date) to December 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the period ended June 30, 2018.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)
		Year Ended December 31,
		2017	2016	2015	2014	2013
Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$19.71	$17.08	$16.82	$18.03	$17.64	$13.59

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.02)	0.25	0.21	0.21	0.32	0.18

Net realized and unrealized gains (losses)	0.69	3.21	1.04	(0.35)	0.88	4.08

Total from investment operations	0.67	3.46	1.25	(0.14)	1.20	4.26

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.01)	(0.23)	(0.21)	(0.21)	(0.35)	(0.21)

Net realized gains	(0.61)	(0.60)	(0.78)	(0.86)	(0.46)	—

Total distributions	(0.62)	(0.83)	(0.99)	(1.07)	(0.81)	(0.21)

Net asset value, end of period	$19.76	$19.71	$17.08	$16.82	$18.03	$17.64

Total return[d]	3.43%	20.40%	7.90%	(0.96)%	6.79%	31.38%

Ratios to average net assets[e]

Expenses[f]	0.18% [g]	0.22% [g]	0.20% [g]	0.19% [g]	0.19% [g]	0.15%

Net investment income (loss)[c]	(0.18)%	1.15%	1.08%	1.08%	1.56%	0.97%

Supplemental data

Net assets, end of period (000’s)	$35,935	$33,607	$22,721	$19,396	$18,918	$15,495

Portfolio turnover rate	1.18%	0.71%	0.40%	0.53%	5.77%	5.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the period ended June 30, 2018.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

18	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2018 (unaudited)

Franklin Corefolio Allocation Fund

	Shares	Value
Investments in Underlying Funds 99.9%
Domestic Equity 75.5%
[a] Franklin Growth Fund, Class R6	2,041,264	$202,085,102
[a,b] Franklin Growth Opportunities Fund, Class R6	4,561,649	201,396,817
[a] Franklin Mutual Shares Fund, Class R6	6,956,423	197,423,282

		600,905,201

Foreign Equity 24.4%
[a] Templeton Growth Fund Inc., Class R6	7,292,751	194,133,036

Total Investments in Underlying Funds before Short Term Investments (Cost $516,786,558)		795,038,237

Short Term Investments (Cost $1,138) 0.0%†

Money Market Funds 0.0%†
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	1,138	1,138

Total Investments in Underlying Funds (Cost $516,787,696) 99.9%		795,039,375
Other Assets, less Liabilities 0.1%		1,129,000

Net Assets 100.0%		$796,168,375

†Rounds to less than 0.1% of net assets.

aSee Note 3(e) regarding investments in Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Founding Funds Allocation Fund

	Six Months Ended June 30, 2018 (unaudited)
		Year Ended December 31,
		2017		2016		2015	2014	2013
Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.54	$13.47		$12.14		$13.31	$13.37	$11.14

Income from investment operations[a]:

Net investment income[b,c]	0.10	0.40		0.36		0.35	0.46	0.32

Net realized and unrealized gains (losses)	(0.28)	1.10		1.26		(1.16)	(0.06)	2.29

Total from investment operations	(0.18)	1.50		1.62		(0.81)	0.40	2.61

Less distributions from net investment income	(0.27)	(0.43)		(0.29)		(0.36)	(0.46)	(0.38)

Net asset value, end of period	$14.09	$14.54		$13.47		$12.14	$13.31	$13.37

Total return[d]	(1.22)%	11.20%		13.52%		(6.18)%	2.92%	23.64%

Ratios to average net assets[e]

Expenses[f]	0.41% [g]	0.43%	[g]	0.42%	[g]	0.41% [g]	0.41% [g]	0.39%

Net investment income[c]	1.41%	2.81%		2.87%		2.65%	3.35%	2.63%

Supplemental data

Net assets, end of period (000’s)	$3,077,391	$3,300,005		$3,310,397		$3,346,192	$3,958,706	$4,170,045

Portfolio turnover rate	—%	0.48%		0.06%		—%	3.79%	3.04%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the period ended June 30, 2018.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)
		Year Ended December 31,
		2017		2016		2015	2014	2013
Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.33	$13.27		$11.96		$13.11	$13.18	$10.99

Income from investment operations[a]:

Net investment income[b,c]	0.05	0.28		0.26		0.25	0.35	0.23

Net realized and unrealized gains (losses)	(0.29)	1.10		1.25		(1.14)	(0.07)	2.25

Total from investment operations	(0.24)	1.38		1.51		(0.89)	0.28	2.48

Less distributions from net investment income	(0.22)	(0.32)		(0.20)		(0.26)	(0.35)	(0.29)

Net asset value, end of period	$13.87	$14.33		$13.27		$11.96	$13.11	$13.18

Total return[d]	(1.67)%	10.43%		12.71%		(6.85)%	2.12%	22.69%

Ratios to average net assets[e]

Expenses[f]	1.16% [g]	1.18%	[g]	1.17%	[g]	1.16% [g]	1.16% [g]	1.14%

Net investment income[c]	0.66%	2.06%		2.12%		1.90%	2.60%	1.88%

Supplemental data

Net assets, end of period (000’s)	$1,119,099	$1,261,997		$1,402,623		$1,458,281	$1,745,766	$1,829,111

Portfolio turnover rate	—%	0.48%		0.06%		—%	3.79%	3.04%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the period ended June 30, 2018.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)
		Year Ended December 31,
		2017		2016		2015	2014	2013
Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.58	$13.49		$12.16		$13.33	$13.39	$11.16

Income from investment operations[a]:

Net investment income[b,c]	0.08	0.34		0.33		0.32	0.44	0.29

Net realized and unrealized gains (losses)	(0.29)	1.13		1.26		(1.16)	(0.08)	2.29

Total from investment operations	(0.21)	1.47		1.59		(0.84)	0.36	2.58

Less distributions from net investment income	(0.25)	(0.38)		(0.26)		(0.33)	(0.42)	(0.35)

Net asset value, end of period	$14.12	$14.58		$13.49		$12.16	$13.33	$13.39

Total return[d]	(1.41)%	10.97%		13.22%		(6.40)%	2.68%	23.28%

Ratios to average net assets[e]

Expenses[f]	0.66% [g]	0.68%	[g]	0.67%	[g]	0.66% [g]	0.66% [g]	0.64%

Net investment income[c]	1.16%	2.56%		2.62%		2.40%	3.10%	2.38%

Supplemental data

Net assets, end of period (000’s)	$6,642	$7,843		$10,776		$10,724	$11,619	$10,597

Portfolio turnover rate	—%	0.48%		0.06%		—%	3.79%	3.04%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the period ended June 30, 2018.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

22	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017[a]
Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.62	$14.46

Income from investment operations[b]:

Net investment income[c,d]	0.11	0.30

Net realized and unrealized gains (losses)	(0.27)	0.06

Total from investment operations	(0.16)	0.36

Less distributions from net investment income	(0.29)	(0.20)

Net asset value, end of period	$14.17	$14.62

Total return[e]	(1.13)%	2.56%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.08%	4.28%

Expenses net of waiver and payments by affiliates[g]	0.07%	0.06%

Net investment income[d]	1.75%	3.18%

Supplemental data

Net assets, end of period (000’s)	$14,774	$5

Portfolio turnover rate	—%	0.48%

aFor the period August 1, 2017 (effective date) to December 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the period ended June 30, 2018.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)
		Year Ended December 31,
		2017		2016		2015	2014	2013
Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.63	$13.54		$12.20		$13.38	$13.44	$11.20

Income from investment operations[a]:

Net investment income[b,c]	0.12	0.46		0.40		0.39	0.53	0.39

Net realized and unrealized gains (losses)	(0.29)	1.10		1.26		(1.18)	(0.10)	2.26

Total from investment operations	(0.17)	1.56		1.66		(0.79)	0.43	2.65

Less distributions from net investment income	(0.29)	(0.47)		(0.32)		(0.39)	(0.49)	(0.41)

Net asset value, end of period	$14.17	$14.63		$13.54		$12.20	$13.38	$13.44

Total return[d]	(1.16)%	11.58%		13.82%		(5.98)%	3.17%	23.93%

Ratios to average net assets[e]

Expenses[f]	0.16% [g]	0.18%	[g]	0.17%	[g]	0.16% [g]	0.16% [g]	0.14%

Net investment income[c]	1.66%	3.06%		3.12%		2.90%	3.60%	2.88%

Supplemental data

Net assets, end of period (000’s)	$155,385	$174,219		$131,368		$123,966	$141,932	$114,369

Portfolio turnover rate	—%	0.48%		0.06%		—%	3.79%	3.04%
aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the period ended June 30, 2018.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2018 (unaudited)

Franklin Founding Funds Allocation Fund

	Shares	Value
Investments in Underlying Funds 100.0%
Domestic Equity 33.3%
[a] Franklin Mutual Shares Fund, Class R6	51,339,411	$1,457,012,497

Domestic Hybrid 33.4%
[a] Franklin Income Fund, Class R6	637,783,190	1,460,523,505

Foreign Equity 33.3%
[a] Templeton Growth Fund Inc., Class R6	54,641,386	1,454,553,689

Total Investments in Underlying Funds before Short Term Investments (Cost $4,114,591,402)		4,372,089,691

Short Term Investments (Cost $2,502) 0.0%†

Money Market Funds 0.0%†
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	2,502	2,502

Total Investments in Underlying Funds (Cost $4,114,593,904) 100.0%		4,372,092,193
Other Assets, less Liabilities 0.0%†		1,199,421

Net Assets 100.0%		$4,373,291,614

†Rounds to less than 0.1% of net assets.

aSee Note 3(e) regarding investments in Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities

June 30, 2018 (unaudited)

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3e)	$516,787,696	$4,114,593,904

Value - Non-controlled affiliates (Note 3e)	$795,039,375	$4,372,092,193
Cash	423,802	—
Receivables:
Investment securities sold	1,200,000	8,200,000
Capital shares sold	746,662	3,455,915
Other assets	532	3,121

Total assets	797,410,371	4,383,751,229

Liabilities:
Payables:
Capital shares redeemed	381,191	4,208,876
Administrative fees	19,935	109,510
Distribution fees	534,873	3,242,547
Transfer agent fees	252,343	1,172,971
Funds advanced by custodian	—	1,472,101
Accrued expenses and other liabilities	53,654	253,610

Total liabilities	1,241,996	10,459,615

Net assets, at value	$796,168,375	$4,373,291,614

Net assets consist of:
Paid-in capital	$520,123,927	$4,573,039,021
Distributions in excess of net investment income	(2,281,543)	(1,081,687)
Net unrealized appreciation (depreciation)	278,251,679	257,498,289
Accumulated net realized gain (loss)	74,312	(456,164,009)

Net assets, at value	$796,168,375	$4,373,291,614

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2018 (unaudited)

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund
Class A:
Net assets, at value	$592,282,976	$3,077,390,621
Shares outstanding	30,066,764	218,486,866
Net asset value per share[a]	$19.70	$14.09
Maximum offering price per share (net asset value per share ÷ 94.25%)	$20.90	$14.95
Class C:
Net assets, at value	$166,279,789	$1,119,099,290
Shares outstanding	8,585,699	80,685,575
Net asset value and maximum offering price per share[a]	$19.37	$13.87
Class R:
Net assets, at value	$1,600,348	$6,642,408
Shares outstanding	81,334	470,399
Net asset value and maximum offering price per share	$19.68	$14.12
Class R6:
Net assets, at value	$69,985	$14,774,268
Shares outstanding	3,542	1,042,735
Net asset value and maximum offering price per share	$19.76	$14.17
Advisor Class:
Net assets, at value	$35,935,277	$155,385,027
Shares outstanding	1,818,730	10,967,634
Net asset value and maximum offering price per share	$19.76	$14.17

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended June 30, 2018 (unaudited)

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3e)	$ 3,325	$ 41,197,488

Expenses:
Administrative fees (Note 3a)	119,504	681,854
Distribution fees: (Note 3b)
Class A	736,399	3,964,956
Class C	851,623	5,959,362
Class R	4,051	17,457
Transfer agent fees: (Note 3d)
Class A	341,970	1,682,693
Class C	98,884	634,406
Class R	942	3,748
Class R6	119	2,172
Advisor Class	20,755	82,474
Reports to shareholders	28,078	192,918
Registration and filing fees	52,376	74,765
Professional fees	16,751	34,736
Trustees’ fees and expenses	2,929	18,898
Other	8,929	25,859

Total expenses	2,283,310	13,376,298
Expenses waived/paid by affiliates (Note 3e and 3f)	(189)	(762)

Net expenses	2,283,121	13,375,536

Net investment income (loss)	(2,279,796)	27,821,952

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Non-controlled affiliates (Note 3e)	3,532,651	37,987,360

Net change in unrealized appreciation (depreciation) on:
Investments:
Non-controlled affiliates (Note 3e)	23,945,818	(126,944,391)

Net realized and unrealized gain (loss)	27,478,469	(88,957,031)

Net increase (decrease) in net assets resulting from operations	$25,198,673	$ (61,135,079)

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ (2,279,796)	$ 5,569,955	$ 27,821,952	$ 126,278,247
Net realized gain (loss)	3,532,651	36,299,453	37,987,360	140,774,241
Net change in unrealized appreciation (depreciation)	23,945,818	92,487,360	(126,944,391)	239,603,757

Net increase (decrease) in net assets resulting from operations	25,198,673	134,356,768	(61,135,079)	506,656,245

Distributions to shareholders from:
Net investment income:
Class A	(358,932)	(5,257,240)	(58,522,309)	(98,666,117)
Class C	(102,473)	(301,168)	(17,546,154)	(29,019,210)
Class R	(969)	(10,966)	(117,440)	(216,032)
Class R6	(42)	(64)	(300,471)	(69)
Advisor Class	(21,741)	(387,654)	(3,121,864)	(5,346,121)
Net realized gains:
Class A	(17,827,093)	(17,289,079)	—	—
Class C	(5,086,485)	(5,280,861)	—	—
Class R	(48,136)	(49,108)	—	—
Class R6	(2,102)	(65)	—	—
Advisor Class	(1,079,614)	(922,908)	—	—

Total distributions to shareholders	(24,527,587)	(29,499,113)	(79,608,238)	(133,247,549)

Capital share transactions: (Note 2)
Class A	11,676,690	(4,837,099)	(124,037,056)	(266,326,868)
Class C	(3,764,348)	(14,328,351)	(106,247,814)	(245,847,581)
Class R	(32,023)	(47,258)	(1,005,609)	(3,696,768)
Class R6	68,126	5,000	15,573,565	5,000
Advisor Class	2,382,500	7,075,931	(14,317,726)	31,363,501

Total capital share transactions	10,330,945	(12,131,777)	(230,034,640)	(484,502,716)

Net increase (decrease) in net assets	11,002,031	92,725,878	(370,777,957)	(111,094,020)
Net assets:
Beginning of period	785,166,344	692,440,466	4,744,069,571	4,855,163,591

End of period	$796,168,375	$785,166,344	$4,373,291,614	$4,744,069,571

Undistributed net investment income included in net assets:
End of period	$ —	$ 482,410	$ —	$ 50,704,599

Distributions in excess of net investment income included in net assets:
End of period	$ (2,281,543)	$ —	$ (1,081,687)	$ —

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest in affiliated mutual funds managed by Franklin Templeton (Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing NAV each trading day.

b. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund

	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended June 30, 2018
Shares sold	1,876,989	$ 38,150,266	6,440,557	$ 93,582,946
Shares issued in reinvestment of distributions	906,649	17,761,240	3,956,717	55,631,405
Shares redeemed	(2,176,522)	(44,234,816)	(18,801,899)	(273,251,407)

Net increase (decrease)	607,116	$ 11,676,690	(8,404,625)	$(124,037,056)

Year ended December 31, 2017
Shares sold	2,817,012	$ 52,910,655	15,304,440	$ 217,551,523
Shares issued in reinvestment of distributions	1,141,388	22,008,253	6,557,756	93,750,165
Shares redeemed	(4,256,707)	(79,756,007)	(40,784,255)	(577,628,556)

Net increase (decrease)	(298,307)	$ (4,837,099)	(18,922,059)	$(266,326,868)

Class C Shares:
Six Months ended June 30, 2018
Shares sold	562,384	$ 11,254,586	1,993,515	$ 28,446,058
Shares issued in reinvestment of distributions	265,794	5,119,184	1,246,506	17,264,116
Shares redeemed	(1,003,480)	(20,138,118)	(10,641,463)	(151,957,988)

Net increase (decrease)	(175,302)	$ (3,764,348)	(7,401,442)	$(106,247,814)

Year ended December 31, 2017
Shares sold	992,423	$ 18,395,905	5,064,004	$ 70,473,622
Shares issued in reinvestment of distributions	290,484	5,486,825	2,019,077	28,382,010
Shares redeemed	(2,060,680)	(38,211,081)	(24,718,389)	(344,703,213)

Net increase (decrease)	(777,773)	$ (14,328,351)	(17,635,308)	$(245,847,581)

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund

	Shares	Amount	Shares	Amount
Class R Shares:
Six Months ended June 30, 2018
Shares sold	1,587	$ 31,966	16,895	$ 245,437
Shares issued in reinvestment of distributions	2,509	49,106	8,278	116,719
Shares redeemed	(5,549)	(113,095)	(92,671)	(1,367,765)

Net increase (decrease)	(1,453)	$ (32,023)	(67,498)	$ (1,005,609)

Year ended December 31, 2017
Shares sold	5,857	$ 108,807	67,650	$ 953,078
Shares issued in reinvestment of distributions	3,123	60,074	14,667	210,003
Shares redeemed	(11,854)	(216,139)	(343,308)	(4,859,849)

Net increase (decrease)	(2,874)	$ (47,258)	(260,991)	$ (3,696,768)

Class R6 Shares:
Six Months ended June 30, 2018
Shares sold	3,180	$ 66,144	1,239,550	$ 18,546,444
Shares issued in reinvestment of distributions	101	1,982	21,242	300,369
Shares redeemed	—	—	(218,403)	(3,273,248)

Net increase (decrease)	3,281	$ 68,126	1,042,389	$ 15,573,565

Year ended December 31, 2017a
Shares sold	261	$ 5,000	346	$ 5,000

Advisor Class Shares:
Six Months ended June 30, 2018
Shares sold	424,190	$ 8,701,857	1,706,044	$ 24,909,986
Shares issued in reinvestment of distributions	46,902	921,634	193,546	2,736,739
Shares redeemed	(357,347)	(7,240,991)	(2,842,497)	(41,964,451)

Net increase (decrease)	113,745	$ 2,382,500	(942,907)	$ (14,317,726)

Year ended December 31, 2017
Shares sold	637,225	$ 12,034,539	5,316,982	$ 75,701,599
Shares issued in reinvestment of distributions	53,681	1,040,547	329,521	4,742,068
Shares redeemed	(316,011)	(5,999,155)	(3,436,382)	(49,080,166)

Net increase (decrease)	374,895	$ 7,075,931	2,210,121	$ 31,363,501

aFor the period August 1, 2017 (effective date) to December 31, 2017.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers, and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

a. Administrative Fees

The Funds pay an administrative fee to FT Services of 0.03% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund’s investment in the Underlying Funds.

b. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

c. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$86,482	$210,599
CDSC retained	$ 4,217	$ 17,189

d. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

d. Transfer Agent Fees (continued)

For the period ended June 30, 2018, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund
Transfer agent fees	$348,479	$1,151,476

e. Investments in Underlying Funds

The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to administrative fees.

Investments in Underlying Funds for the period ended June 30, 2018, were as follows:

Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	2,103,909	—	(62,645)	2,041,264	$ 202,085,102	$ —	$ 1,483,655	$ 7,803,353
Franklin Growth Opportunities Fund, Class R6	5,018,837	—	(457,188)	4,561,649	201,396,817	—	1,975,498	22,138,376
Franklin Mutual Shares Fund, Class R6	6,736,303	246,356	(26,236)	6,956,423	197,423,282	—	(3,670)	(1,619,532)
Institutional Fiduciary Trust Money Market Portfolio, 1.51%	79	18,824,241	(18,823,182)	1,138	1,138	3,325	—	—
Templeton Growth Fund Inc., Class R6	7,249,681	85,056	(41,986)	7,292,751	194,133,036	—	77,168	(4,376,379)

Total Affiliated Securities					$ 795,039,375	$ 3,325	$ 3,532,651	$ 23,945,818

Franklin Founding Funds Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6	670,219,817	17,887,835	(50,324,462)	637,783,190	$1,460,523,505	$41,187,200	$ (2,364,795)	$ (44,766,588)
Franklin Mutual Shares Fund, Class R6	55,351,664	—	(4,012,253)	51,339,411	1,457,012,497	—	21,723,102	(32,883,262)
Institutional Fiduciary Trust Money Market Portfolio, 1.51%	760	82,503,901	(82,502,159)	2,502	2,502	10,288	—	—
Templeton Growth Fund Inc., Class R6	58,210,549	—	(3,569,163)	54,641,386	1,454,553,689	—	18,629,053	(49,294,541)

Total Affiliated Securities					$4,372,092,193	$41,197,488	$37,987,360	$(126,944,391)

f. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2019.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At December 31, 2017, the capital loss carryforwards were as follows:

Franklin Founding Funds Allocation Fund
Capital loss carryforwards subject to expiration:
2018	$465,945,460

At June 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund
Cost of investments	$520,241,827	$ 4,142,799,815

Unrealized appreciation	$278,251,679	$ 334,783,761
Unrealized depreciation	(3,454,131)	(105,491,383)

Net unrealized appreciation (depreciation)	$274,797,548	$ 229,292,378

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains from Underlying Funds and wash sales.

5. Investment Transactions

Purchases and sales of Underlying Funds (excluding short term securities for the period ended June 30, 2018, were as follows:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund
Purchases	$ 9,400,000	$ —
Sales	$27,694,753	$329,961,507

6. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2018, the Funds did not use the Global Credit Facility.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2018, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

8. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:

On February 27, 2018, the Board approved an automatic conversion feature for Class C that will convert shareholders’ Class C shares into Class A shares after they have been held for 10 years. The conversion feature will become effective on a future date prior to the calendar year end of 2018. Further details are disclosed in the Funds’ Prospectus.

On May 18, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A shares. The changes will become effective on or about September 10, 2018. Further details are disclosed in the Funds’ Prospectus.

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FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter Franklin Fund Allocator Series
Fund Administrator
Franklin Templeton Services, LLC
Distributor
Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 franklintempleton.com
Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
©2018 Franklin Templeton Investments. All rights reserved.	FAS2 S 08/18

FRANKLIN TEMPLETON
INVESTMENTS

**Semiannual Report**
**and Shareholder Letter**

June 30, 2018

# Franklin Fund Allocator Series

Franklin LifeSmart™

- Retirement Income Fund
- 2020 Retirement Target Fund
- 2025 Retirement Target Fund
- 2030 Retirement Target Fund
- 2035 Retirement Target Fund
- 2040 Retirement Target Fund
- 2045 Retirement Target Fund
- 2050 Retirement Target Fund
- 2055 Retirement Target Fund

**Sign up for electronic delivery at franklintempleton.com/edelivery**

Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

The six months ended June 30, 2018, benefited from mostly upbeat economic data as the US job market continued to improve and the unemployment rate declined. Accordingly, the US Federal Reserve (Fed), under new chairman Jerome Powell, increased its federal funds rate by 0.25% at its March and June 2018 meetings, which raised the rate from 1.50% at the start of the period to 2.00% by period-end. At its June meeting, the Fed cited growing business investment and household spending as further evidence of solid economic growth. The Fed also expressed confidence that inflation was moving closer to its goal.

In this environment, US stocks, as measured by the Standard & Poor’s® 500 Index, ended the six-month period with a +2.65% total return, and stocks in global developed markets, as measured by the MSCI World Index, returned +0.76%.1 Investment-grade bonds, as measured by the Bloomberg Barclays US Aggregate Bond Index, had a -1.62% six-month total return,1 while short-term investments, as measured by the FTSE 3-Month Treasury Bill Index, returned +0.79%.2

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook will be well positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

1. Source: Morningstar.

2. Source: FactSet.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of June 30, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Economic and Market Overview

The global economy expanded during the six-month period under review amid generally upbeat economic data across regions. In this environment, global developed and emerging market stocks reached a new all-time high in January 2018, as measured by the MSCI All Country World Index (ACWI). During the period, global markets were aided by price gains in oil and other commodities, encouraging corporate earnings reports and investor optimism about global economic growth. However, global stocks had a -0.13% total return for the six-month period, as measured by the MSCI ACWI, largely due to an overall decline in emerging market stocks.1

Global markets reflected investor concerns about tensions in the Korean peninsula and political uncertainties in the US and the European Union, as well as worries that strong economic growth and rising inflation in some parts of the world, particularly in the US, would lead central banks to increase interest rates sooner than expected. Markets were further pressured by the Trump administration’s protectionist trade policies, uncertainty surrounding the US-China trade relationship, and a broad sell-off in information technology stocks in March due to a potential for tighter regulation in the sector arising from concerns about consumer data privacy. An overall easing of tensions in the Korean peninsula and intermittent US-China trade negotiations partially offset some of these concerns. However, US trade disputes with its allies and China near period-end dampened investor sentiment.

The US economy continued to grow during the six months under review. After moderating for three consecutive quarters, the economy grew faster in 2018’s second quarter, driven by consumer spending, exports, business investment and government spending. The unemployment rate declined from 4.1% in December 2017, as reported at the beginning of the six-month period, to 4.0% at period-end.B Annual inflation, as measured by the Consumer Price Index, increased from 2.1% in December 2017, as reported at the beginning of the period, to 2.9% at period-end.2 Annual inflation, as measured by the Consumer Price Index, increased from 2.1% in December 2017, as reported at the beginning of the period, to 2.9% at period-end.2 The US Federal Reserve raised its target range for the federal funds rate in March and June 2018 and continued reducing its balance sheet as part of its ongoing plan to normalize monetary policy.

In Europe, the UK’s quarterly economic growth moderated in 2018’s first quarter amid a decline in construction output. The Bank of England kept its key policy rate unchanged during the period. The eurozone’s quarterly growth moderated in 2018’s first quarter due to a decline in external demand. The bloc’s annual inflation rate ended the period higher than in December 2017. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. However, at its June meeting, the ECB announced it would further reduce its monthly bond purchases beginning in October 2018 and indicated it would conclude the program at the end of 2018 while continuing to keep interest rates unchanged through at least the summer of 2019.

In Asia, Japan’s quarterly gross domestic product (GDP) growth in 2018’s first quarter declined, the country’s first contraction since 2015’s fourth quarter, mainly due to a decline in private residential investment and household consumption. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP accelerated in 2018’s first quarter compared to the previous quarter. The country’s central bank cut its benchmark interest rate twice during the period to spur economic growth. Russia’s annual GDP grew in 2018’s first quarter compared to the prior-year period, amid the Bank of Russia’s continued policy support. China’s annual GDP moderated in 2018’s first quarter compared to the prior-year period. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, declined during the period.

The foregoing information reflects our analysis and opinions as of June 30, 2018. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: US Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin LifeSmart™ Retirement Income Fund

This semiannual report for Franklin LifeSmart™ Retirement Income Fund covers the period ended June 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to make monthly distributions, while preserving the investors’ capital over the long term. The Fund employs an asset allocation strategy, combined with an income generation strategy, designed for investors in retirement. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), based on each underlying fund’s predominant asset class and strategy.

Asset Allocation*

Based on Total Net Assets as of 6/30/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +0.17% cumulative total return for the six months ended June 30, 2018. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -0.13% total return.1 The Fund’s fixed income benchmark, the Bloomberg

Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.58%% total return.1 The FTSE 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.79%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, our largest domestic fixed income fund holding, Franklin Floating Rate Daily Access Fund – Class R6, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund –Class R6, performed in line with the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 55.

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FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

Top 10 Fund Holdings

6/30/18

% of Total
Net Assets
Franklin Income Fund – Class R6	24.6%
Franklin Floating Rate Daily Access Fund – Class R6	24.2%
Franklin U.S. Government Securities Fund – Class R6	24.1%
iShares iBoxx $ High Yield Corp. Bond ETF	6.9%
iShares U.S. Preferred Stock ETF	5.6%
Morgan Stanley Finance LLC – Index-Linked Notes	5.1%
Templeton Global Total Return Fund – Class R6	5.0%
Barclays Bank PLC – Index-Linked Notes	4.3%

domestic equity fund holding, iShares U.S. Preferred Stock ETF, outperformed the Fund’s equity benchmark, the MSCI ACWI. Our domestic hybrid fund holding, Franklin Income Fund – Class R6, underperformed the MSCI ACWI and performed better than the Bloomberg Barclays Multiverse Index. The index-linked note increased the level of income the Fund was able to generate.

Thank you for your continued participation in Franklin LifeSmart™ Retirement Income Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

Performance Summary as of June 30, 2018

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]

A
6-Month	+0.17%	-5.55%
1-Year	+2.05%	-3.78%
5-Year	+21.48%	+2.74%
10-Year	+55.86%	+3.92%

Advisor
6-Month	+0.30%	+0.30%
1-Year	+2.22%	+2.22%
5-Year	+23.10%	+4.24%
10-Year	+60.31%	+4.83%

	30-Day Standardized Yield[4]
Share Class	(with waiver)	(without waiver)
A	4.43%	3.79%
Advisor	4.66%	4.04%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	6/30/18	12/31/17	Change
A (FTRAX)	$10.85	$11.06	-$ 0.21
C (FRTCX)	$10.72	$10.92	-$ 0.20
R (FBRLX)	$10.81	$11.01	-$ 0.20
R6 (FLMTX)	$10.90	$11.11	-$ 0.21
Advisor (FLRDX)	$10.89	$11.10	-$ 0.21

Distributions5 (1/1/18–6/30/18)

Net Investment
Share Class	Income
A	$0.2184
C	$0.1752
R	$0.2034
R6	$0.2358
Advisor	$0.2328

Total Annual Operating Expenses6

Share Class	With Waiver	Without Waiver
A	0.74%	1.33%
Advisor	0.49%	1.08%

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FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in equity-linked notes (ELNs) often have risks similar to their underlying securities, which could include management, market, and, as applicable, foreign securities and currency risks. In addition, ELNs are subject to certain debt securities risks, such as interest rate and credit risks, as well as counterparty and liquidity risk. Investments in derivatives involve costs and can create economic leverage, which may result in significant volatility and cause the fund to participate in losses (as well as gains) that exceed the fund’s initial investment. The Fund is not guaranteed to achieve its investment goal of preserving capital while making monthly distributions nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. In addition, some of its distributions may be treated in part as a return of capital which will decrease shareholders’ cost basis in the Fund and affect the amount of any capital gain or loss that shareholders realize when selling or exchanging Fund shares. The annual payout rate may be adjusted higher or lower from year to year, and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance and tax bracket. These and other risks are described more fully in the Fund’s prospectus.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 1, 2016, the Fund changed its name from Franklin LifeSmart 2015 Retirement Target Date Fund in connection with changes to its strategies including, among other things, the addition of an income generation strategy to support the Fund’s managed distribution policy. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

5. A portion or all of the distributions may be reclassified as return of capital or capital gain once final tax designations are known.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 1/1/18	Value 6/30/18	1/1/18–6/30/18[1,2]	Value 6/30/18	1/1/18–6/30/18[1,2]	Ratio[2]
A	$1,000	$1,001.70	$1.49	$1,023.31	$1.51	0.30%
C	$1,000	$ 997.80	$5.20	$1,019.59	$5.26	1.05%
R	$1,000	$1,001.30	$2.58	$1,022.22	$2.61	0.52%
R6	$1,000	$1,003.30	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,003.00	$0.25	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	9

Franklin LifeSmart™ 2020 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2020 Retirement Target Fund covers the period ended June 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2020 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -0.07% cumulative total return for the six months ended June 30, 2018. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -0.13% total return. The Fund’s fixed income benchmark, the Bloomberg

Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.58% total return.1 The FTSE 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.79%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 61.

10	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

Top 10 Fund Holdings

6/30/18

% of Total Net Assets
Franklin Low Duration Total Return Fund – Class R6	20.7%
Franklin Growth Fund – Class R6	11.1%
Franklin U.S. Government Securities Fund – Class R6	10.5%
Templeton Global Total Return Fund – Class R6	8.7%
Franklin Pelagos Commodities Strategy Fund – Class R6	5.2%
Franklin Rising Dividends Fund – Class R6	4.4%
Franklin Emerging Market Debt Opportunities Fund	4.2%
Franklin Growth Opportunities Fund – Class R6	3.6%
Franklin LibertyQ Emerging Markets ETF	3.5%
Franklin Floating Rate Daily Access Fund – Class R6	3.2%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund –Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund –Class R6, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund –Class R6, performed in line with the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2020 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA
Thomas A. Nelson, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	11

FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A
6-Month	-0.07%		-5.83%

1-Year	+4.88%		-1.15%

3-Year	+9.77%		+1.13%

Since Inception (7/1/13)	+30.34%		+4.20%

Advisor
6-Month	+0.13%		+0.13%

1-Year	+5.22%		+5.22%

3-Year	+10.76%		+3.46%

Since Inception (7/1/13)	+32.24%		+5.75%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

12	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–6/30/18)

Net Investment
Share Class	Income
A	$0.1215
C	$0.0824
R	$0.1040
R6	$0.1372
Advisor	$0.1342

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver
A	0.88%	1.55%
Advisor	0.63%	1.30%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	13

FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 1/1/18	Value 6/30/18	1/1/18–6/30/18[1,2]	Value 6/30/18	1/1/18–6/30/18[1,2]	Ratio[2]
A	$1,000	$ 999.30	$1.49	$1,023.31	$1.51	0.30%
C	$1,000	$ 995.90	$5.20	$1,019.59	$5.26	1.05%
R	$1,000	$ 997.80	$2.72	$1,022.07	$2.76	0.55%
R6	$1,000	$1,000.70	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,001.30	$0.25	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

14	Semiannual Report	franklintempleton.com

Franklin LifeSmart™ 2025 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2025 Retirement Target Fund covers the period ended June 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2025 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +0.08% cumulative total return for the six months ended June 30, 2018. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -0.13% total return.1 The Fund’s fixed income benchmark, the Bloomberg

Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.58% total return.1 The FTSE 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.79%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 68.

franklintempleton.com	Semiannual Report	15

FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

Top 10 Fund Holdings

6/30/18

% of Total Net Assets
Franklin Growth Fund – Class R6	15.2%
Franklin Low Duration Total Return Fund – Class R6	13.7%
Franklin U.S. Government Securities Fund – Class R6	7.5%
Franklin Rising Dividends Fund – Class R6	6.1%
Templeton Global Total Return Fund – Class R6	5.6%
Franklin LibertyQ Emerging Markets ETF	5.4%
Franklin Pelagos Commodities Strategy Fund – Class R6	5.2%
Franklin Growth Opportunities Fund – Class R6	4.9%
Franklin FTSE Europe ETF	4.5%
Franklin International Small Cap Growth Fund – Class R6	4.0%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund –Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund –Class R6, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund –Class R6, performed in line with the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2025 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A
6-Month	+0.08%		-5.67%

1-Year	+6.59%		+0.49%

5-Year	+38.62%		+5.50%

10-Year	+74.27%		+5.09%

Advisor
6-Month	+0.19%		+0.19%

1-Year	+6.88%		+6.88%

5-Year	+40.45%		+7.03%

10-Year	+79.20%		+6.01%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 18 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	17

FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–6/30/18)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.0833	$0.1357	$0.2190
C	$0.0390	$0.1357	$0.1747
R	$0.0677	$0.1357	$0.2034
R6	$0.1011	$0.1357	$0.2368
Advisor	$0.0980	$0.1357	$0.2337

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver
A	0.89%	1.34%
Advisor	0.64%	1.09%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

18	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 1/1/18	Value 6/30/18	1/1/18–6/30/18[1,2]	Value 6/30/18	1/1/18–6/30/18[1,2]	Ratio[2]
A	$1,000	$1,000.80	$1.49	$1,023.31	$1.51	0.30%
C	$1,000	$ 997.30	$5.20	$1,019.59	$5.26	1.05%
R	$1,000	$ 998.80	$2.73	$1,022.07	$2.76	0.55%
R6	$1,000	$1,002.20	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,001.90	$0.25	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	19

Franklin LifeSmart™ 2030 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2030 Retirement Target Fund covers the period ended June 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2030 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +0.11% cumulative total return for the six months ended June 30, 2018. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -0.13% total return.1 The Fund’s fixed income benchmark, the Bloomberg

Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.58% total return.1 The FTSE 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.79%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 22.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 75.

20	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

Top 10 Fund Holdings

6/30/18

% of Total Net Assets
Franklin Growth Fund – Class R6	17.3%
Franklin Low Duration Total Return Fund – Class R6	9.4%
Franklin Rising Dividends Fund – Class R6	7.1%
Franklin LibertyQ Emerging Markets ETF	6.3%
Franklin FTSE Europe ETF	5.5%
Franklin International Small Cap Growth Fund – Class R6	5.5%
Franklin Growth Opportunities Fund – Class R6	5.3%
Franklin Pelagos Commodities Strategy Fund – Class R6	5.2%
Franklin U.S. Government Securities Fund – Class R6	5.1%
Templeton Global Total Return Fund – Class R6	4.0%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund –Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund –Class R6, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund –Class R6, performed in line with the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2030 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	21

FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A
6-Month	+0.11%		-5.62%

1-Year	+7.52%		+1.34%

3-Year	+14.63%		+2.61%

Since Inception (7/1/13)	+39.58%		+5.64%

Advisor
6-Month	+0.30%		+0.30%

1-Year	+7.79%		+7.79%

3-Year	+15.59%		+4.95%

Since Inception (7/1/13)	+41.39%		+7.18%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 23 for Performance Summary footnotes.

22	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–6/30/18)

Share Class	Net Investment Income
A	$0.0929
C	$0.0506
R	$0.0769
R6	$0.1097
Advisor	$0.1069

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver
A	0.90%	1.59%
Advisor	0.65%	1.34%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	23

FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 1/1/18	Value 6/30/18	1/1/18–6/30/18[1,2]	Value 6/30/18	1/1/18–6/30/18[1,2]	Ratio[2]
A	$1,000	$1,001.10	$1.49	$1,023.31	$1.51	0.30%
C	$1,000	$ 997.70	$5.20	$1,019.59	$5.26	1.05%
R	$1,000	$1,000.60	$2.73	$1,022.07	$2.76	0.55%
R6	$1,000	$1,003.20	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,003.00	$0.25	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

24	Semiannual Report	franklintempleton.com

Franklin LifeSmart™ 2035 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2035 Retirement Target Fund covers the period ended June 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2035 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +0.23% cumulative total return for the six months ended June 30, 2018. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -0.13% total return.1 The Fund’s fixed income benchmark, the Bloomberg

Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.58% total return.1 The FTSE 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.79%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 27.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 82.

franklintempleton.com	Semiannual Report	25

FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

Top 10 Fund Holdings

6/30/18

% of Total Net Assets
Franklin Growth Fund – Class R6	18.3%
Franklin Low Duration Total Return Fund – Class R6	7.3%
Franklin Rising Dividends Fund – Class R6	7.0%
Franklin Growth Opportunities Fund – Class R6	6.7%
Franklin LibertyQ Emerging Markets ETF	6.3%
Franklin International Small Cap Growth Fund – Class R6	6.1%
Franklin FTSE Europe ETF	5.7%
Franklin Pelagos Commodities Strategy Fund – Class R6	5.2%
Franklin U.S. Government Securities Fund – Class R6	4.3%
Franklin LibertyQ U.S. Equity ETF	4.1%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund –Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund –Class R6, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund –Class R6, performed in line with the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2035 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

26	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A
6-Month	+0.23%		-5.56%

1-Year	+8.08%		+1.84%

5-Year	+44.71%		+6.40%

10-Year	+80.34%		+5.45%

Advisor
6-Month	+0.37%		+0.37%

1-Year	+8.34%		+8.34%

5-Year	+46.80%		+7.98%

10-Year	+85.71%		+6.39%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 28 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	27

FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–6/30/18)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.0217	$0.1584	$0.1801
C	$0.0217	$0.1584	$0.1801
R	$0.0217	$0.1584	$0.1801
R6	$0.0217	$0.1584	$0.1801
Advisor	$0.0217	$0.1584	$0.1801

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver
A	0.91%	1.40%
Advisor	0.66%	1.15%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

28	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 1/1/18	Value 6/30/18	1/1/18–6/30/18[1,2]	Value 6/30/18	1/1/18–6/30/18[1,2]	Ratio[2]
A	$1,000	$1,002.30	$1.49	$1,023.31	$1.51	0.30%
C	$1,000	$ 998.60	$5.20	$1,019.59	$5.26	1.05%
R	$1,000	$1,000.80	$2.68	$1,022.12	$2.71	0.54%
R6	$1,000	$1,003.70	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,003.70	$0.25	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	29

Franklin LifeSmart™ 2040 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2040 Retirement Target Fund covers the period ended June 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2040 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +0.36% cumulative total return for the six months ended June 30, 2018. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -0.13% total return.1 The Fund’s fixed income benchmark, the Bloomberg

Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.58% total return.1 The FTSE 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.79%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 32.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 89.

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FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

Top 10 Fund Holdings

6/30/18

% of Total Net Assets
Franklin Growth Fund – Class R6	19.1%
Franklin Rising Dividends Fund – Class R6	7.3%
Franklin Growth Opportunities Fund – Class R6	7.2%
Franklin International Small Cap Growth Fund – Class R6	6.5%
Franklin Low Duration Total Return Fund – Class R6	6.4%
Franklin LibertyQ Emerging Markets ETF	6.4%
Franklin FTSE Europe ETF	5.9%
Franklin Pelagos Commodities Strategy Fund – Class R6	5.2%
Franklin LibertyQ U.S. Equity ETF	4.3%
Financial Select Sector SPDR ETF	4.0%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund –Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, performed in line with the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2040 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A
6-Month	+0.36%		-5.37%

1-Year	+8.50%		+2.29%

3-Year	+16.16%		+3.07%

Since Inception (7/1/13)	+43.19%		+6.18%

Advisor
6-Month	+0.44%		+0.44%

1-Year	+8.71%		+8.71%

3-Year	+17.06%		+5.39%

Since Inception (7/1/13)	+45.14%		+7.74%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 33 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–6/30/18)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.0462	$0.0903	$0.1365
C	$0.0462	$0.0903	$0.1365
R	$0.0462	$0.0903	$0.1365
R6	$0.0462	$0.0903	$0.1365
Advisor	$0.0462	$0.0903	$0.1365

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver
A	0.92%	1.77%
Advisor	0.67%	1.52%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	33

FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18–6/30/18[1,2]	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18–6/30/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,003.60	$1.49	$1,023.31	$1.51	0.30%
C	$1,000	$ 999.80	$5.21	$1,019.59	$5.26	1.05%
R	$1,000	$1,001.30	$2.73	$1,022.07	$2.76	0.55%
R6	$1,000	$1,004.40	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,004.40	$0.25	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

34	Semiannual Report	franklintempleton.com

Franklin LifeSmart™ 2045 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2045 Retirement Target Fund covers the period ended June 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2045 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +0.28% cumulative total return for the six months ended June 30, 2018. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -0.13% total return.1 The Fund’s fixed income benchmark, the Bloomberg

Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.58% total return.1 The FTSE 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.79%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 37.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 96.

franklintempleton.com	Semiannual Report	35

FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

Top 10 Fund Holdings

6/30/18

% of Total
Net Assets
Franklin Growth Fund – Class R6	19.2%
Franklin Rising Dividends Fund – Class R6	7.3%
Franklin Growth Opportunities Fund – Class R6	7.3%
Franklin LibertyQ Emerging Markets ETF	6.9%
Franklin International Small Cap Growth Fund – Class R6	6.4%
Franklin FTSE Europe ETF	6.1%
Franklin Low Duration Total Return Fund – Class R6	5.5%
Franklin Pelagos Commodities Strategy Fund – Class R6	5.2%
Franklin LibertyQ U.S. Equity ETF	4.4%
Financial Select Sector SPDR ETF	4.1%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund –Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund –Class R6, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund –Class R6, performed in line with the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2045 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

36	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]

A
6-Month	+0.28%	-5.48%
1-Year	+8.54%	+2.28%
5-Year	+46.78%	+6.70%
10-Year	+83.48%	+5.63%

Advisor
6-Month	+0.42%	+0.42%
1-Year	+8.80%	+8.80%
5-Year	+48.82%	+8.28%
10-Year	+88.62%	+6.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 38 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–6/30/18)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.0085	$0.1988	$0.2073
C	$0.0085	$0.1988	$0.2073
R	$0.0085	$0.1988	$0.2073
R6	$0.0085	$0.1988	$0.2073
Advisor	$0.0085	$0.1988	$0.2073

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver
A	0.93%	1.54%
Advisor	0.68%	1.29%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

38	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18–6/30/18[1,2]	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18–6/30/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,002.80	$1.49	$1,023.31	$1.51	0.30%
C	$1,000	$ 999.10	$5.20	$1,019.59	$5.26	1.05%
R	$1,000	$1,001.30	$2.68	$1,022.12	$2.71	0.54%
R6	$1,000	$1,004.20	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,004.20	$0.25	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	39

Franklin LifeSmart™ 2050 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2050 Retirement Target Fund covers the period ended June 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2050 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +0.21% cumulative total return for the six months ended June 30, 2018. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -0.13% total return.1 The Fund’s fixed income benchmark, the Bloomberg

Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.58% total return.1 The FTSE 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.79%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 42.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 103.

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FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

Top 10 Fund Holdings

6/30/18

% of Total
Net Assets
Franklin Growth Fund – Class R6	19.6%
Franklin Rising Dividends Fund – Class R6	7.4%
Franklin Growth Opportunities Fund – Class R6	7.4%
Franklin LibertyQ Emerging Markets ETF	7.2%
Franklin International Small Cap Growth Fund – Class R6	6.4%
Franklin FTSE Europe ETF	6.1%
Franklin Pelagos Commodities Strategy Fund – Class R6	5.2%
Franklin Low Duration Total Return Fund – Class R6	5.1%
Franklin LibertyQ U.S. Equity ETF	4.6%
Templeton Foreign Fund – Class R6	4.2%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund –Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund –Class R6, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund –Class R6, performed in line with the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2050 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]

A
6-Month	+0.21%	-5.52%
1-Year	+8.46%	+2.24%
3-Year	+17.20%	+3.38%
Since Inception (7/1/13)	+44.83%	+6.43%

Advisor
6-Month	+0.36%	+0.36%
1-Year	+8.81%	+8.81%
3-Year	+18.12%	+5.71%
Since Inception (7/1/13)	+46.94%	+8.01%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 43 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–6/30/18)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.0499	$0.0863	$0.1362
C	$0.0499	$0.0863	$0.1362
R	$0.0499	$0.0863	$0.1362
R6	$0.0499	$0.0863	$0.1362
Advisor	$0.0499	$0.0863	$0.1362

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver
A	0.93%	1.97%
Advisor	0.68%	1.72%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18–6/30/18[1,2]	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18–6/30/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,002.10	$1.49	$1,023.31	$1.51	0.30%
C	$1,000	$ 998.30	$5.20	$1,019.59	$5.26	1.05%
R	$1,000	$1,001.30	$2.73	$1,022.07	$2.76	0.55%
R6	$1,000	$1,003.60	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,003.60	$0.25	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

44	Semiannual Report	franklintempleton.com

Franklin LifeSmart™ 2055 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2055 Retirement Target Fund covers the period ended June 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2055 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +0.26% cumulative total return for the six months ended June 30, 2018. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -0.13% total return.1 The Fund’s fixed income benchmark, the Bloomberg

Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.58% total return.1 The FTSE 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.79%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 47.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 110.

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FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

Top 10 Fund Holdings

6/30/18

% of Total
Net Assets
Franklin Growth Fund – Class R6	19.9%
Franklin Rising Dividends Fund – Class R6	7.5%
Franklin Growth Opportunities Fund – Class R6	7.3%
Franklin LibertyQ Emerging Markets ETF	6.8%
Franklin International Small Cap Growth Fund – Class R6	6.6%
Franklin FTSE Europe ETF	5.9%
Franklin Low Duration Total Return Fund – Class R6	5.5%
Franklin Pelagos Commodities Strategy Fund – Class R6	5.2%
Franklin LibertyQ U.S. Equity ETF	4.7%
Templeton Foreign Fund – Class R6	4.4%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund –Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund –Class R6, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund –Class R6, performed in line with the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2055 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]

A
6-Month	+0.26%	-5.47%
1-Year	+8.69%	+2.46%
3-Year	+17.70%	+3.53%
Since Inception (5/1/15)	+16.46%	+2.99%

Advisor
6-Month	+0.44%	+0.44%
1-Year	+8.98%	+8.98%
3-Year	+18.52%	+5.83%
Since Inception (5/1/15)	+17.27%	+5.16%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 48 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–6/30/18)

Share Class	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.0149	$0.1130	$0.1279
C	$0.0149	$0.1130	$0.1279
R	$0.0149	$0.1130	$0.1279
R6	$0.0149	$0.1130	$0.1279
Advisor	$0.0149	$0.1130	$0.1279

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver
A	0.93%	3.44%
Advisor	0.68%	3.19%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18–6/30/18[1,2]	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18–6/30/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,002.60	$1.49	$1,023.31	$1.51	0.30%
C	$1,000	$ 999.90	$5.21	$1,019.59	$5.26	1.05%
R	$1,000	$1,002.60	$2.73	$1,022.07	$2.76	0.55%
R6	$1,000	$1,004.40	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,004.40	$0.25	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ Retirement Income Fund

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017		2016	2015	2014	2013

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.06	$10.96		$10.78	$11.67	$12.28	$11.67

Income from investment operations[a]:

Net investment income[b,c]	0.25	0.43		0.27	0.26	0.39	0.25

Net realized and unrealized gains (losses)	(0.24)	0.10		0.28	(0.55)	(0.01)	1.16

Total from investment operations	0.01	0.53		0.55	(0.29)	0.38	1.41

Less distributions from:

Net investment income	(0.22)	(0.43)		(0.28)	(0.27)	(0.40)	(0.27)

Net realized gains	—	—		(0.05)	(0.33)	(0.59)	(0.53)

Tax return of capital	—	—		(0.04)	—	—	—

Total distributions	(0.22)	(0.43)		(0.37)	(0.60)	(0.99)	(0.80)

Net asset value, end of period	$10.85	$11.06		$10.96	$10.78	$11.67	$12.28

Total return[d]	0.17%	4.84%		5.25%	(2.59)%	3.07%	12.27%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.92%	0.92%		0.90%	0.92%	0.84%	0.83%

Expenses net of waiver and payments by affiliates[f]	0.30%	0.30%	[g]	0.30%	0.33%	0.35%	0.38%

Net investment income[c]	4.59%	3.89%		2.50%	2.27%	3.20%	2.04%

Supplemental data

Net assets, end of period (000’s)	$31,375	$32,397		$39,713	$44,823	$48,121	$44,347

Portfolio turnover rate	23.84%	28.12%		149.53%	38.48%	68.98%	73.66%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the period ended June 30, 2018.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017		2016	2015	2014	2013

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.92	$10.83		$10.66	$11.55	$12.16	$11.57

Income from investment operations[a]:

Net investment income[b,c]	0.21	0.34		0.19	0.18	0.30	0.16

Net realized and unrealized gains (losses)	(0.23)	0.10		0.28	(0.55)	(0.01)	1.15

Total from investment operations	(0.02)	0.44		0.47	(0.37)	0.29	1.31

Less distributions from:

Net investment income	(0.18)	(0.35)		(0.22)	(0.19)	(0.31)	(0.19)

Net realized gains	—	—		(0.05)	(0.33)	(0.59)	(0.53)

Tax return of capital	—	—		(0.03)	—	—	—

Total distributions	(0.18)	(0.35)		(0.30)	(0.52)	(0.90)	(0.72)

Net asset value, end of period	$10.72	$10.92		$10.83	$10.66	$11.55	$12.16

Total return[d]	(0.22)%	4.07%		4.50%	(3.32)%	2.39%	11.46%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.67%	1.67%		1.64%	1.64%	1.54%	1.53%

Expenses net of waiver and payments by affiliates[f]	1.05%	1.05%	[g]	1.04%	1.05%	1.05%	1.08%

Net investment income[c]	3.84%	3.14%		1.76%	1.55%	2.50%	1.34%

Supplemental data

Net assets, end of period (000’s)	$15,275	$16,070		$17,570	$20,858	$21,189	$20,395

Portfolio turnover rate	23.84%	28.12%		149.53%	38.48%	68.98%	73.66%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the period ended June 30, 2018.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.01	$10.92	$10.74	$11.64	$12.25	$11.64

Income from investment operations[a]:

Net investment income[b,c]	0.24	0.40	0.25	0.25	0.36	0.22

Net realized and unrealized gains (losses)	(0.24)	0.09	0.28	(0.57)	(—)[d]	1.16

Total from investment operations	—	0.49	0.53	(0.32)	0.36	1.38

Less distributions from:

Net investment income	(0.20)	(0.40)	(0.26)	(0.25)	(0.38)	(0.24)

Net realized gains	—	—	(0.05)	(0.33)	(0.59)	(0.53)

Tax return of capital	—	—	(0.04)	—	—	—

Total distributions	(0.20)	(0.40)	(0.35)	(0.58)	(0.97)	(0.77)

Net asset value, end of period	$10.81	$11.01	$10.92	$10.74	$11.64	$12.25

Total return[e]	0.13%	4.57%	4.94%	(2.87)%	2.89%	12.04%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.14%	1.17%	1.15%	1.14%	1.04%	1.03%

Expenses net of waiver and payments by affiliates[g]	0.52%	0.55% [h]	0.55%	0.55%	0.55%	0.58%

Net investment income[c]	4.37%	3.64%	2.25%	2.05%	3.00%	1.84%

Supplemental data

Net assets, end of period (000’s)	$3,429	$4,071	$4,920	$4,130	$2,828	$2,279

Portfolio turnover rate	23.84%	28.12%	149.53%	38.48%	68.98%	73.66%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the period ended June 30, 2018.

hBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.11	$11.01	$10.82	$11.72	$12.32	$12.17

Income from investment operations[b]:

Net investment income[c,d]	0.27	0.47	0.30	0.31	0.57	0.49

Net realized and unrealized gains (losses)	(0.24)	0.10	0.29	(0.57)	(0.14)	0.44

Total from investment operations	0.03	0.57	0.59	(0.26)	0.43	0.93

Less distributions from:

Net investment income	(0.24)	(0.47)	(0.31)	(0.31)	(0.44)	(0.25)

Net realized gains	—	—	(0.05)	(0.33)	(0.59)	(0.53)

Tax return of capital	—	—	(0.04)	—	—	—

Total distributions	(0.24)	(0.47)	(0.40)	(0.64)	(1.03)	(0.78)

Net asset value, end of period	$10.90	$11.11	$11.01	$10.82	$11.72	$12.32

Total return[e]	0.33%	5.14%	5.60%	(2.34)%	3.49%	7.78%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.55%	0.52%	0.55%	0.53%	0.44%	0.60%

Expenses net of waiver and payments by affiliates[g]	—%	—% [h]	—%	—%	—%	—%

Net investment income[d]	4.89%	4.19%	2.80%	2.60%	3.55%	2.42%

Supplemental data

Net assets, end of period (000’s)	$4,081	$4,031	$3,930	$6,828	$6,709	$763

Portfolio turnover rate	23.84%	28.12%	149.53%	38.48%	68.98%	73.66%
aFor the period May 1, 2013 (effective date) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the year ended June 30, 2018.

hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	53

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.10	$11.00	$10.81	$11.71	$12.31	$11.70

Income from investment operations[a]:

Net investment income[b,c]	0.26	0.46	0.29	0.25	0.43	0.29

Net realized and unrealized gains (losses)	(0.24)	0.10	0.29	(0.52)	(—)[d]	1.16

Total from investment operations	0.02	0.56	0.58	(0.27)	0.43	1.45

Less distributions from:

Net investment income	(0.23)	(0.46)	(0.30)	(0.30)	(0.44)	(0.31)

Net realized gains	—	—	(0.05)	(0.33)	(0.59)	(0.53)

Tax return of capital	—	—	(0.04)	—	—	—

Total distributions	(0.23)	(0.46)	(0.39)	(0.63)	(1.03)	(0.84)

Net asset value, end of period	$10.89	$11.10	$11.00	$10.81	$11.71	$12.31

Total return[e]	0.30%	5.09%	5.55%	(2.40)%	3.45%	12.55%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.67%	0.67%	0.65%	0.64%	0.54%	0.53%

Expenses net of waiver and payments by affiliates[g]	0.05%	0.05% [h]	0.05%	0.05%	0.05%	0.08%

Net investment income[c]	4.84%	4.14%	2.75%	2.55%	3.50%	2.34%

Supplemental data

Net assets, end of period (000’s)	$1,499	$2,122	$1,696	$880	$2,194	$2,494

Portfolio turnover rate	23.84%	28.12%	149.53%	38.48%	68.98%	73.66%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the period ended June 30, 2018.

hBenefit of expense reduction rounds to less than 0.01%.

54	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2018 (unaudited)

Franklin LifeSmart™ Retirement Income Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 90.4%
Domestic Equity 5.6%
iShares U.S. Preferred Stock ETF	81,700	$3,080,907

Domestic Fixed Income 55.2%
[a] Franklin Floating Rate Daily Access Fund, Class R6	1,540,052	13,444,650
[a] Franklin U.S. Government Securities Fund, Class R6	2,265,058	13,431,793
iShares iBoxx $ High Yield Corp. Bond ETF	45,300	3,854,124

		30,730,567

Domestic Hybrid 24.6%
[a] Franklin Income Fund, Class R6	5,985,971	13,707,874

Foreign Fixed Income 5.0%
[a] Templeton Global Total Return Fund, Class R6	239,538	2,776,249

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $49,900,025)		50,295,597

	Units

[b] Index-Linked Notes 9.4%
[c,d] Barclays Bank PLC, senior note, 144A, 0.39%, 7/08/19	2,500	2,419,663
[c,e] Morgan Stanley Finance LLC, senior note, 144A, 5.62%, 10/03/19	21,000	2,837,100

Total Index-Linked Notes (Cost $5,284,390)		5,256,763

Total Investments before Short Term Investments (Cost $55,184,415)		55,552,360

	Shares
Short Term Investments (Cost $209,514) 0.4%

Money Market Funds 0.4%
[a,f] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	209,514	209,514

Total Investments (Cost $55,393,929) 100.2%		55,761,874

Other Assets, less Liabilities (0.2)%		(102,845)

Net Assets 100.0%		$55,659,029

See Abbreviations on page 147.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bSee Note 1(b) regarding index-linked notes.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2018, the aggregate value of these securities was $5,256,763, representing 9.4% of net assets.

dSecurity pays a variable coupon based on the distribution of the SPXDIV Index. The coupon rate shown represents the rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the S&P 500 Index.

eSecurity pays a fixed 2.00% coupon rate and a variable coupon based on the distribution of the Morgan Stanley Custom Enhanced SPX B DT Index 20 Delta. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom Enhanced SPX B Index 20 Delta.

fThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	55

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2020 Retirement Target Fund

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.76	$10.68	$10.61	$11.14	$10.94	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.11	0.18	0.13	0.24	0.33	0.16

Net realized and unrealized gains (losses)	(0.11)	1.05	0.19	(0.48)	0.20	0.91

Total from investment operations	—	1.23	0.32	(0.24)	0.53	1.07

Less distributions from:

Net investment income	(0.12)	(0.15)	(0.17)	(0.19)	(0.27)	(0.13)

Net realized gains	—	—	(0.08)	(0.10)	(0.06)	(—)	[e]

Total distributions	(0.12)	(0.15)	(0.25)	(0.29)	(0.33)	(0.13)

Net asset value, end of period	$11.64	$11.76	$10.68	$10.61	$11.14	$10.94

Total return[f]	(0.07)%	11.53%	3.03%	(2.18)%	4.83%	10.69%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.98%	1.02%	0.98%	1.05%	2.25%	11.14%

Expenses net of waiver and payments by affiliates[h]	0.30%	0.30%	0.30%	0.32%	0.35%	0.24%

Net investment income[d]	1.89%	1.58%	1.25%	2.06%	3.20%	3.12%

Supplemental data

Net assets, end of period (000’s)	$22,573	$20,289	$19,292	$19,895	$7,302	$2,189

Portfolio turnover rate	30.02%	47.93%	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.47% for the period ended June 30, 2018.

56	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)
		Year Ended December 31,
		2017	2016	2015	2014	2013[a]

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.69	$10.62	$10.56	$11.08	$10.90	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.07	0.10	0.05	0.14	0.24	0.18

Net realized and unrealized gains (losses)	(0.12)	1.03	0.18	(0.44)	0.21	0.83

Total from investment operations	(0.05)	1.13	0.23	(0.30)	0.45	1.01

Less distributions from:

Net investment income	(0.08)	(0.06)	(0.09)	(0.12)	(0.21)	(0.11)

Net realized gains	—	—	(0.08)	(0.10)	(0.06)	(—)	[e]

Total distributions	(0.08)	(0.06)	(0.17)	(0.22)	(0.27)	(0.11)

Net asset value, end of period	$11.56	$11.69	$10.62	$10.56	$11.08	$10.90

Total return[f]	(0.41)%	10.69%	2.29%	(2.84)%	4.09%	10.16%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.73%	1.77%	1.73%	1.78%	2.95%	11.95%

Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%

Net investment income[d]	1.14%	0.83%	0.50%	1.33%	2.50%	2.31%

Supplemental data
Net assets, end of period (000’s)	$6,992	$6,287	$5,138	$5,221	$2,617	$250
Portfolio turnover rate	30.02%	47.93%	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.47% for the period ended June 30, 2018.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	57

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)
		Year Ended December 31,
		2017	2016	2015	2014	2013[a]

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.75	$10.66	$10.59	$11.12	$10.93	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.09	0.12	0.10	0.35	0.42	0.11

Net realized and unrealized gains (losses)	(0.12)	1.08	0.18	(0.61)	0.08	0.93

Total from investment operations	(0.03)	1.20	0.28	(0.26)	0.50	1.04

Less distributions from:

Net investment income	(0.10)	(0.11)	(0.13)	(0.17)	(0.25)	(0.11)

Net realized gains	—	—	(0.08)	(0.10)	(0.06)	(—)	[e]

Total distributions	(0.10)	(0.11)	(0.21)	(0.27)	(0.31)	(0.11)

Net asset value, end of period	$11.62	$11.75	$10.66	$10.59	$11.12	$10.93

Total return[f]	(0.22)%	11.26%	2.74%	(2.35)%	4.61%	10.48%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.23%	1.27%	1.23%	1.28%	2.45%	11.45%

Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income[d]	1.64%	1.33%	1.00%	1.83%	3.00%	2.81%

Supplemental data

Net assets, end of period (000’s)	$775	$969	$3,145	$3,189	$80	$11

Portfolio turnover rate	30.02%	47.93%	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.47% for the period ended June 30, 2018.

58	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.79	$10.70	$10.64	$11.15	$10.95	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.13	0.21	0.17	0.23	0.45	0.14

Net realized and unrealized gains (losses)	(0.12)	1.06	0.17	(0.42)	0.11	0.94

Total from investment operations	0.01	1.27	0.34	(0.19)	0.56	1.08

Less distributions from:

Net investment income	(0.14)	(0.18)	(0.20)	(0.22)	(0.30)	(0.13)

Net realized gains	—	—	(0.08)	(0.10)	(0.06)	(—)	[e]

Total distributions	(0.14)	(0.18)	(0.28)	(0.32)	(0.36)	(0.13)

Net asset value, end of period	$11.66	$11.79	$10.70	$10.64	$11.15	$10.95

Total return[f]	0.07%	11.93%	3.33%	(1.80)%	5.14%	10.84%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.58%	0.59%	0.57%	0.66%	1.81%	11.51%

Expenses net of waiver and payments by affiliates[h]	—%	—%	—%	—%	—%	—%

Net investment income[d]	2.19%	1.88%	1.55%	2.38%	3.55%	3.36%

Supplemental data

Net assets, end of period (000’s)	$8,402	$8,831	$6,670	$6,751	$7,361	$11

Portfolio turnover rate	30.02%	47.93%	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.47% for the period ended June 30, 2018.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	59

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.79	$10.70	$10.63	$11.15	$10.95	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.12	0.23	0.16	0.25	0.39	0.17

Net realized and unrealized gains (losses)	(0.11)	1.04	0.18	(0.45)	0.17	0.91

Total from investment operations	0.01	1.27	0.34	(0.20)	0.56	1.08

Less distributions from:

Net investment income	(0.13)	(0.18)	(0.19)	(0.22)	(0.30)	(0.13)

Net realized gains	—	—	(0.08)	(0.10)	(0.06)	(—)	[e]

Total distributions	(0.13)	(0.18)	(0.27)	(0.32)	(0.36)	(0.13)

Net asset value, end of period	$11.67	$11.79	$10.70	$10.63	$11.15	$10.95

Total return[f]	0.13%	11.88%	3.28%	(1.85)%	5.08%	10.83%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.73%	0.77%	0.73%	0.78%	1.95%	10.95%

Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income[d]	2.14%	1.83%	1.50%	2.33%	3.50%	3.31%

Supplemental data

Net assets, end of period (000’s)	$657	$691	$317	$290	$98	$44

Portfolio turnover rate	30.02%	47.93%	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.47% for the period ended June 30, 2018.

60	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2018 (unaudited)

Franklin LifeSmart™ 2020 Retirement Target Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.0%
Alternative Strategies 5.2%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	303,981	$2,042,752

Domestic Equity 26.7%
Financial Select Sector SPDR ETF	33,300	885,447
[a] Franklin Growth Fund, Class R6	44,139	4,369,746
[a,b] Franklin Growth Opportunities Fund, Class R6	32,109	1,417,639
[a] Franklin LibertyQ U.S. Equity ETF	32,900	966,931
[a] Franklin Rising Dividends Fund, Class R6	28,081	1,722,481
[a,b] Franklin Small Cap Growth Fund, Class R6	20,631	552,499
[a] Franklin Utilities Fund, Class R6	32,638	608,369

		10,523,112

Domestic Fixed Income 37.5%
[a] Franklin Floating Rate Daily Access Fund, Class R6	144,080	1,257,819
[a] Franklin Low Duration Total Return Fund, Class R6	839,049	8,138,777
[a] Franklin Strategic Income Fund, Class R6	128,096	1,223,315
[a] Franklin U.S. Government Securities Fund, Class R6	697,452	4,135,887

		14,755,798

Foreign Equity 15.7%
[a] Franklin FTSE Europe ETF	51,700	1,245,918
[a] Franklin FTSE Japan ETF	17,800	458,298
[a] Franklin International Small Cap Growth Fund, Class R6	58,333	1,128,170
[a] Franklin LibertyQ Emerging Markets ETF	45,500	1,371,461
[a] Franklin Mutual International Fund, Class R6	46,385	717,573
iShares Global Infrastructure ETF	10,602	455,568
[a] Templeton Foreign Fund, Class R6	107,026	819,816

		6,196,804

Foreign Fixed Income 12.9%
[a] Franklin Emerging Market Debt Opportunities Fund	147,024	1,676,069
[a] Templeton Global Total Return Fund, Class R6	294,696	3,415,534

		5,091,603

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $36,176,659)		38,610,069

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Shares	Value

Short Term Investments (Cost $711,909) 1.8%

Money Market Funds 1.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	711,909	$711,909

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $36,888,568) 99.8%		39,321,978
Other Assets, less Liabilities 0.2%		77,367

Net Assets 100.0%		$39,399,345

See Abbreviations on page 147.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

62	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2025 Retirement Target Fund

	Six Months Ended
	June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.97	$11.49	$11.44	$12.36	$12.76	$11.11

Income from investment operations[a]:

Net investment income[b,c]	0.10	0.19	0.14	0.19	0.26	0.16

Net realized and unrealized gains (losses)	(0.09)	1.52	0.19	(0.43)	0.30	2.06

Total from investment operations	0.01	1.71	0.33	(0.24)	0.56	2.22

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.23)	(0.13)	(0.19)	(0.28)	(0.19)

Net realized gains	(0.14)	—	(0.15)	(0.49)	(0.68)	(0.38)

Total distributions	(0.22)	(0.23)	(0.28)	(0.68)	(0.96)	(0.57)

Net asset value, end of period	$12.76	$12.97	$11.49	$11.44	$12.36	$12.76

Total return[d]	0.08%	14.95%	2.96%	(2.08)%	4.39%	20.18%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.79%	0.80%	0.76%	0.77%	0.83%	0.84%

Expenses net of waiver and payments by affiliates[f]	0.30%	0.30%	0.30%	0.33%	0.35%	0.38%

Net investment income[c]	1.48%	1.52%	1.18%	1.52%	2.03%	1.31%

Supplemental data

Net assets, end of period (000’s)	$79,027	$77,510	$74,746	$72,625	$67,854	$58,811

Portfolio turnover rate	24.94%	34.08%	83.67%	36.22%	62.00%	47.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.48% for the period ended June 30, 2018.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	63

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.77	$11.32	$11.27	$12.18	$12.60	$10.97

Income from investment operations[a]:

Net investment income[b,c]	0.05	0.09	0.05	0.10	0.16	0.07

Net realized and unrealized gains (losses)	(0.08)	1.50	0.20	(0.42)	0.29	2.05

Total from investment operations	(0.03)	1.59	0.25	(0.32)	0.45	2.12

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.04)	(0.14)	(0.05)	(0.10)	(0.19)	(0.11)

Net realized gains	(0.14)	—	(0.15)	(0.49)	(0.68)	(0.38)

Total distributions	(0.18)	(0.14)	(0.20)	(0.59)	(0.87)	(0.49)

Net asset value, end of period	$12.56	$12.77	$11.32	$11.27	$12.18	$12.60

Total return[d]	(0.27)%	14.06%	2.21%	(2.74)%	3.58%	19.52%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.54%	1.55%	1.51%	1.49%	1.53%	1.54%

Expenses net of waiver and payments by affiliates[f]	1.05%	1.05%	1.05%	1.05%	1.05%	1.08%

Net investment income[c]	0.73%	0.77%	0.43%	0.80%	1.33%	0.61%

Supplemental data

Net assets, end of period (000’s)	$26,253	$27,301	$26,401	$29,425	$28,712	$25,248

Portfolio turnover rate	24.94%	34.08%	83.67%	36.22%	62.00%	47.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.48% for the period ended June 30, 2018.

64	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.93	$11.44	$11.40	$12.31	$12.72	$11.07

Income from investment operations[a]:

Net investment income[b,c]	0.08	0.14	0.11	0.17	0.23	0.13

Net realized and unrealized gains (losses)	(0.09)	1.54	0.19	(0.42)	0.30	2.07

Total from investment operations	(0.01)	1.68	0.30	(0.25)	0.53	2.20

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.07)	(0.19)	(0.11)	(0.17)	(0.26)	(0.17)

Net realized gains	(0.14)	—	(0.15)	(0.49)	(0.68)	(0.38)

Total distributions	(0.21)	(0.19)	(0.26)	(0.66)	(0.94)	(0.55)

Net asset value, end of period	$12.71	$12.93	$11.44	$11.40	$12.31	$12.72

Total return[d]	(0.12)%	14.73%	2.65%	(2.20)%	4.12%	20.05%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.04%	1.05%	1.01%	0.99%	1.03%	1.04%

Expenses net of waiver and payments by affiliates[f]	0.55%	0.55%	0.55%	0.55%	0.55%	0.58%

Net investment income[c]	1.23%	1.27%	0.93%	1.30%	1.83%	1.11%

Supplemental data

Net assets, end of period (000’s)	$5,588	$6,166	$7,411	$6,062	$5,361	$4,835

Portfolio turnover rate	24.94%	34.08%	83.67%	36.22%	62.00%	47.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.48% for the period ended June 30, 2018.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	65

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.01	$11.52	$11.47	$12.39	$12.79	$11.74

Income from investment operations[b]:

Net investment income[c,d]	0.12	0.23	0.17	0.24	0.41	0.55

Net realized and unrealized gains (losses)	(0.09)	1.53	0.20	(0.44)	0.20	1.06

Total from investment operations	0.03	1.76	0.37	(0.20)	0.61	1.61

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.10)	(0.27)	(0.17)	(0.23)	(0.33)	(0.18)

Net realized gains	(0.14)	—	(0.15)	(0.49)	(0.68)	(0.38)

Total distributions	(0.24)	(0.27)	(0.32)	(0.72)	(1.01)	(0.56)

Net asset value, end of period	$12.80	$13.01	$11.52	$11.47	$12.39	$12.79

Total return[e]	0.22%	15.34%	3.24%	(1.74)%	4.74%	13.90%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.38%	0.37%	0.37%	0.36%	0.39%	0.45%

Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%	—%	—%

Net investment income[d]	1.78%	1.82%	1.48%	1.85%	2.38%	1.69%

Supplemental data

Net assets, end of period (000’s)	$18,442	$17,009	$13,936	$17,129	$14,010	$2,339

Portfolio turnover rate	24.94%	34.08%	83.67%	36.22%	62.00%	47.39%

aFor the period May 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.48% for the period ended June 30, 2018.

66	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.00	$11.51	$11.46	$12.38	$12.79	$11.12

Income from investment operations[a]:

Net investment income[b,c]	0.11	0.23	0.17	0.16	0.29	0.19

Net realized and unrealized gains (losses)	(0.08)	1.52	0.19	(0.37)	0.30	2.08

Total from investment operations	0.03	1.75	0.36	(0.21)	0.59	2.27

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.10)	(0.26)	(0.16)	(0.22)	(0.32)	(0.22)

Net realized gains	(0.14)	—	(0.15)	(0.49)	(0.68)	(0.38)

Total distributions	(0.24)	(0.26)	(0.31)	(0.71)	(1.00)	(0.60)

Net asset value, end of period	$12.79	$13.00	$11.51	$11.46	$12.38	$12.79

Total return[d]	0.19%	15.30%	3.20%	(1.80)%	4.61%	20.66%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.54%	0.55%	0.51%	0.49%	0.53%	0.54%

Expenses net of waiver and payments by affiliates[f]	0.05%	0.05%	0.05%	0.05%	0.05%	0.08%

Net investment income[c]	1.73%	1.77%	1.43%	1.80%	2.33%	1.61%

Supplemental data

Net assets, end of period (000’s)	$1,730	$1,866	$1,381	$1,194	$2,814	$2,487

Portfolio turnover rate	24.94%	34.08%	83.67%	36.22%	62.00%	47.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.48% for the period ended June 30, 2018.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	67

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2018 (unaudited)

Franklin LifeSmart™ 2025 Retirement Target Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.2%
Alternative Strategies 5.2%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	1,014,153	$6,815,111

Domestic Equity 37.2%
Financial Select Sector SPDR ETF	162,000	4,307,580
[a] Franklin Growth Fund, Class R6	201,352	19,933,807
[a,b] Franklin Growth Opportunities Fund, Class R6	143,762	6,347,108
[a] Franklin LibertyQ U.S. Equity ETF	147,100	4,323,269
[a] Franklin Rising Dividends Fund, Class R6	131,045	8,038,311
[a,b] Franklin Small Cap Growth Fund, Class R6	113,009	3,026,368
[a] Franklin Utilities Fund, Class R6	148,279	2,763,925

		48,740,368

Domestic Fixed Income 25.0%
[a] Franklin Floating Rate Daily Access Fund, Class R6	296,755	2,590,671
[a] Franklin Low Duration Total Return Fund, Class R6	1,847,503	17,920,779
[a] Franklin Strategic Income Fund, Class R6	264,099	2,522,142
[a] Franklin U.S. Government Securities Fund, Class R6	1,649,817	9,783,418

		32,817,010

Foreign Equity 22.4%
[a] Franklin FTSE Europe ETF	245,600	5,918,714
[a] Franklin FTSE Japan ETF	77,700	2,000,550
[a] Franklin International Small Cap Growth Fund, Class R6	269,344	5,209,115
[a] Franklin LibertyQ Emerging Markets ETF	234,800	7,077,342
[a] Franklin Mutual International Fund, Class R6	210,241	3,252,424
iShares Global Infrastructure ETF	56,999	2,449,247
[a] Templeton Foreign Fund, Class R6	452,247	3,464,210

		29,371,602

Foreign Fixed Income 8.4%
[a] Franklin Emerging Market Debt Opportunities Fund	316,784	3,611,338
[a] Templeton Global Total Return Fund, Class R6	635,721	7,368,008

		10,979,346

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $111,097,617)		128,723,437

Short Term Investments (Cost $2,334,169) 1.8%

Money Market Funds 1.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	2,334,169	2,334,169

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $113,431,786) 100.0%		131,057,606
Other Assets, less Liabilities (0.0)%†		(17,796)

Net Assets 100.0%		$131,039,810

68	Semiannual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

See Abbreviations on page 147.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	69

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2030 Retirement Target Fund

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.70	$11.08	$10.95	$11.45	$11.11	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.08	0.19	0.13	0.20	0.25	0.15

Net realized and unrealized gains (losses)	(0.07)	1.65	0.19	(0.39)	0.33	1.07

Total from investment operations	0.01	1.84	0.32	(0.19)	0.58	1.22

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.22)	(0.09)	(0.16)	(0.18)	(0.11)

Net realized gains	—	—	(0.10)	(0.15)	(0.06)	(—)	[e]

Total distributions	(0.09)	(0.22)	(0.19)	(0.31)	(0.24)	(0.11)

Net asset value, end of period	$12.62	$12.70	$11.08	$10.95	$11.45	$11.11

Total return[f]	0.11%	16.73%	2.93%	(1.75)%	5.28%	12.19%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.02%	1.08%	1.02%	1.17%	2.28%	20.77%

Expenses net of waiver and payments by affiliates[h]	0.30%	0.30%	0.30%	0.32%	0.35%	0.23%

Net investment income[d]	1.26%	1.60%	1.17%	1.55%	2.58%	2.72%

Supplemental data

Net assets, end of period (000’s)	$21,295	$19,270	$16,788	$13,631	$5,098	$1,260

Portfolio turnover rate	21.02%	37.45%	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.49% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013[a]

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.56	$10.97	$10.86	$11.38	$11.09	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.03	0.11	0.05	0.11	0.24	0.13

Net realized and unrealized gains (losses)	(0.06)	1.63	0.17	(0.38)	0.26	1.05

Total from investment operations	(0.03)	1.74	0.22	(0.27)	0.50	1.18

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.15)	(0.01)	(0.10)	(0.15)	(0.09)

Net realized gains	—	—	(0.10)	(0.15)	(0.06)	(—)	[e]

Total distributions	(0.05)	(0.15)	(0.11)	(0.25)	(0.21)	(0.09)

Net asset value, end of period	$12.48	$12.56	$10.97	$10.86	$11.38	$11.09

Total return[f]	(0.23)%	15.89%	2.08%	(2.43)%	4.67%	11.73%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.77%	1.83%	1.77%	1.90%	2.98%	21.59%

Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%

Net investment income[d]	0.51%	0.85%	0.42%	0.82%	1.88%	1.90%

Supplemental data

Net assets, end of period (000’s)	$8,071	$7,642	$5,127	$4,124	$1,950	$132

Portfolio turnover rate	21.02%	37.45%	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.49% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013[a]

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.68	$11.06	$10.94	$11.44	$11.10	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.06	0.15	0.10	0.18	0.18	0.13

Net realized and unrealized gains (losses)	(0.05)	1.65	0.18	(0.39)	0.38	1.07

Total from investment operations	0.01	1.80	0.28	(0.21)	0.56	1.20

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.18)	(0.06)	(0.14)	(0.16)	(0.10)

Net realized gains	—	—	(0.10)	(0.15)	(0.06)	(—)	[e]

Total distributions	(0.08)	(0.18)	(0.16)	(0.29)	(0.22)	(0.10)

Net asset value, end of period	$12.61	$12.68	$11.06	$10.94	$11.44	$11.10

Total return[f]	0.06%	16.39%	2.60%	(1.89)%	5.07%	11.98%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.27%	1.33%	1.27%	1.40%	2.48%	21.09%

Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income[d]	1.01%	1.35%	0.92%	1.32%	2.38%	2.40%

Supplemental data

Net assets, end of period (000’s)	$1,131	$1,148	$1,398	$870	$48	$47

Portfolio turnover rate	21.02%	37.45%	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.49% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.74	$11.12	$10.99	$11.47	$11.12	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.10	0.23	0.16	0.20	0.36	0.11

Net realized and unrealized gains (losses)	(0.06)	1.65	0.19	(0.35)	0.26	1.12

Total from investment operations	0.04	1.88	0.35	(0.15)	0.62	1.23

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.11)	(0.26)	(0.12)	(0.18)	(0.21)	(0.11)

Net realized gains	—	—	(0.10)	(0.15)	(0.06)	(—)	[e]

Total distributions	(0.11)	(0.26)	(0.22)	(0.33)	(0.27)	(0.11)

Net asset value, end of period	$12.67	$12.74	$11.12	$10.99	$11.47	$11.12

Total return[f]	0.32%	17.01%	3.20%	(1.34)%	5.60%	12.34%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.52%	0.54%	0.57%	0.68%	1.74%	21.00%

Expenses net of waiver and payments by affiliates[h]	—%	—%	—%	—%	—%	—%

Net investment income[d]	1.56%	1.90%	1.47%	1.87%	2.93%	2.95%

Supplemental data

Net assets, end of period (000’s)	$18,727	$18,260	$14,455	$13,041	$12,041	$11

Portfolio turnover rate	21.02%	37.45%	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.49% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.73	$11.11	$10.98	$11.47	$11.12	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.10	0.23	0.15	0.27	0.23	0.13

Net realized and unrealized gains (losses)	(0.06)	1.64	0.19	(0.43)	0.38	1.10

Total from investment operations	0.04	1.87	0.34	(0.16)	0.61	1.23

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.11)	(0.25)	(0.11)	(0.18)	(0.20)	(0.11)

Net realized gains	—	—	(0.10)	(0.15)	(0.06)	(—)	[e]

Total distributions	(0.11)	(0.25)	(0.21)	(0.33)	(0.26)	(0.11)

Net asset value, end of period	$12.66	$12.73	$11.11	$10.98	$11.47	$11.12

Total return[f]	0.30%	16.97%	3.15%	(1.46)%	5.56%	12.32%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.77%	0.83%	0.77%	0.90%	1.98%	20.59%

Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income[d]	1.51%	1.85%	1.42%	1.82%	2.88%	2.90%

Supplemental data

Net assets, end of period (000’s)	$868	$662	$332	$303	$101	$82

Portfolio turnover rate	21.02%	37.45%	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.49% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2018 (unaudited)

Franklin LifeSmart™ 2030 Retirement Target Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.9%
Alternative Strategies 5.2%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	386,013	$ 2,594,007

Domestic Equity 42.8%
Financial Select Sector SPDR ETF	69,700	1,853,323
[a] Franklin Growth Fund, Class R6	87,289	8,641,592
[a,b] Franklin Growth Opportunities Fund, Class R6	60,277	2,661,216
[a] Franklin LibertyQ U.S. Equity ETF	62,600	1,839,814
[a] Franklin Rising Dividends Fund, Class R6	57,892	3,551,136
[a,b] Franklin Small Cap Growth Fund, Class R6	58,981	1,579,502
[a] Franklin Utilities Fund, Class R6	69,360	1,292,875

		21,419,458

Domestic Fixed Income 17.4%
[a] Franklin Floating Rate Daily Access Fund, Class R6	82,854	723,314
[a] Franklin Low Duration Total Return Fund, Class R6	485,293	4,707,338
[a] Franklin Strategic Income Fund, Class R6	73,500	701,929
[a] Franklin U.S. Government Securities Fund, Class R6	434,294	2,575,363

		8,707,944

Foreign Equity 26.6%
[a] Franklin FTSE Europe ETF	113,900	2,744,876
[a] Franklin FTSE Japan ETF	36,700	944,919
[a] Franklin International Small Cap Growth Fund, Class R6	141,104	2,728,952
[a] Franklin LibertyQ Emerging Markets ETF	105,400	3,176,967
[a] Franklin Mutual International Fund, Class R6	96,066	1,486,147
iShares Global Infrastructure ETF	20,894	897,815
[a] Templeton Foreign Fund, Class R6	176,472	1,351,777

		13,331,453

Foreign Fixed Income 5.9%
[a] Franklin Emerging Market Debt Opportunities Fund	85,753	977,586
[a] Templeton Global Total Return Fund, Class R6	171,645	1,989,365

		2,966,951

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $44,463,453)		49,019,813

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Shares	Value

Short Term Investments (Cost $905,787) 1.8%

Money Market Funds 1.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	905,787	$905,787

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $45,369,240) 99.7%		49,925,600
Other Assets, less Liabilities 0.3%		166,623

Net Assets 100.0%		$50,092,223

See Abbreviations on page 147.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

76	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2035 Retirement Target Fund

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.70	$11.86	$11.78	$12.67	$12.85	$11.01

Income from investment operations[a]:

Net investment income[b,c]	0.08	0.20	0.13	0.17	0.22	0.14

Net realized and unrealized gains (losses)	(0.05)	1.92	0.23	(0.41)	0.42	2.26

Total from investment operations	0.03	2.12	0.36	(0.24)	0.64	2.40

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.02)	(0.28)	(0.10)	(0.18)	(0.24)	(0.15)

Net realized gains	(0.16)	—	(0.18)	(0.47)	(0.58)	(0.41)

Total distributions	(0.18)	(0.28)	(0.28)	(0.65)	(0.82)	(0.56)

Net asset value, end of period	$13.55	$13.70	$11.86	$11.78	$12.67	$12.85

Total return[d]	0.23%	17.93%	3.11%	(2.00)%	4.96%	22.06%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.83%	0.86%	0.82%	0.84%	0.91%	0.94%

Expenses net of waiver and payments by affiliates[f]	0.30%	0.30%	0.30%	0.33%	0.35%	0.38%

Net investment income[c]	1.10%	1.55%	1.15%	1.30%	1.76%	1.17%

Supplemental data

Net assets, end of period (000’s)	$60,981	$61,238	$56,650	$53,701	$50,264	$42,510

Portfolio turnover rate	20.18%	31.98%	77.39%	33.86%	61.73%	49.84%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.40	$11.61	$11.54	$12.43	$12.63	$10.85

Income from investment operations[a]:

Net investment income[b,c]	0.02	0.10	0.04	0.07	0.12	0.06

Net realized and unrealized gains (losses)	(0.04)	1.88	0.22	(0.40)	0.41	2.21

Total from investment operations	(0.02)	1.98	0.26	(0.33)	0.53	2.27

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.02)	(0.19)	(0.01)	(0.09)	(0.15)	(0.08)

Net realized gains	(0.16)	—	(0.18)	(0.47)	(0.58)	(0.41)

Total distributions	(0.18)	(0.19)	(0.19)	(0.56)	(0.73)	(0.49)

Net asset value, end of period	$13.20	$13.40	$11.61	$11.54	$12.43	$12.63

Total return[d]	(0.14)%	17.09%	2.34%	(2.76)%	4.23%	21.17%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.58%	1.60%	1.57%	1.56%	1.61%	1.64%

Expenses net of waiver and payments by affiliates[f]	1.05%	1.04%	1.05%	1.05%	1.05%	1.08%

Net investment income[c]	0.35%	0.81%	0.40%	0.58%	1.06%	0.47%

Supplemental data

Net assets, end of period (000’s)	$21,065	$21,451	$18,781	$19,953	$19,965	$16,873

Portfolio turnover rate	20.18%	31.98%	77.39%	33.86%	61.73%	49.84%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

78	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.69	$11.84	$11.77	$12.66	$12.84	$11.01

Income from investment operations[a]:

Net investment income[b,c]	0.06	0.15	0.12	0.13	0.19	0.11

Net realized and unrealized gains (losses)	(0.05)	1.94	0.21	(0.40)	0.42	2.26

Total from investment operations	0.01	2.09	0.33	(0.27)	0.61	2.37

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.02)	(0.24)	(0.08)	(0.15)	(0.21)	(0.13)

Net realized gains	(0.16)	—	(0.18)	(0.47)	(0.58)	(0.41)

Total distributions	(0.18)	(0.24)	(0.26)	(0.62)	(0.79)	(0.54)

Net asset value, end of period	$13.52	$13.69	$11.84	$11.77	$12.66	$12.84

Total return[d]	0.08%	17.71%	2.87%	(2.25)%	4.75%	21.77%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.07%	1.11%	1.07%	1.06%	1.11%	1.14%

Expenses net of waiver and payments by affiliates[f]	0.54%	0.55%	0.55%	0.55%	0.55%	0.58%

Net investment income[c]	0.86%	1.30%	0.90%	1.08%	1.56%	0.97%

Supplemental data

Net assets, end of period (000’s)	$5,523	$5,745	$6,080	$4,688	$4,577	$4,093

Portfolio turnover rate	20.18%	31.98%	77.39%	33.86%	61.73%	49.84%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.80	$11.94	$11.85	$12.75	$12.92	$11.77

Income from investment operations[b]:

Net investment income[c,d]	0.10	0.25	0.17	0.22	0.36	0.58

Net realized and unrealized gains (losses)	(0.05)	1.93	0.23	(0.43)	0.33	1.17

Total from investment operations	0.05	2.18	0.40	(0.21)	0.69	1.75

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.02)	(0.32)	(0.13)	(0.22)	(0.28)	(0.19)

Net realized gains	(0.16)	—	(0.18)	(0.47)	(0.58)	(0.41)

Total distributions	(0.18)	(0.32)	(0.31)	(0.69)	(0.86)	(0.60)

Net asset value, end of period	$13.67	$13.80	$11.94	$11.85	$12.75	$12.92

Total return[e]	0.37%	18.31%	3.48%	(1.75)%	5.35%	15.09%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.39%	0.38%	0.39%	0.38%	0.42%	0.49%

Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%	—%	—%

Net investment income[d]	1.40%	1.85%	1.45%	1.63%	2.11%	1.55%

Supplemental data

Net assets, end of period (000’s)	$26,055	$26,497	$22,068	$20,244	$16,262	$2,532

Portfolio turnover rate	20.18%	31.98%	77.39%	33.86%	61.73%	49.84%

aFor the period May 1, 2013 (effective date) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.81	$11.95	$11.86	$12.75	$12.93	$11.07

Income from investment operations[a]:

Net investment income[b,c]	0.10	0.23	0.16	0.16	0.26	0.18

Net realized and unrealized gains (losses)	(0.05)	1.94	0.23	(0.37)	0.41	2.28

Total from investment operations	0.05	2.17	0.39	(0.21)	0.67	2.46

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.02)	(0.31)	(0.12)	(0.21)	(0.27)	(0.19)

Net realized gains	(0.16)	—	(0.18)	(0.47)	(0.58)	(0.41)

Total distributions	(0.18)	(0.31)	(0.30)	(0.68)	(0.85)	(0.60)

Net asset value, end of period	$13.68	$13.81	$11.95	$11.86	$12.75	$12.93

Total return[d]	0.37%	18.24%	3.42%	(1.76)%	5.22%	22.43%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.58%	0.61%	0.57%	0.56%	0.61%	0.64%

Expenses net of waiver and payments by affiliates[f]	0.05%	0.05%	0.05%	0.05%	0.05%	0.08%

Net investment income[c]	1.35%	1.80%	1.40%	1.58%	2.06%	1.47%

Supplemental data

Net assets, end of period (000’s)	$1,876	$1,578	$1,451	$1,722	$2,182	$1,815

Portfolio turnover rate	20.18%	31.98%	77.39%	33.86%	61.73%	49.84%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2018 (unaudited)

Franklin LifeSmart™ 2035 Retirement Target Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.9%

Alternative Strategies 5.2%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	889,380	$5,976,632

Domestic Equity 45.2%
Financial Select Sector SPDR ETF	171,600	4,562,844
[a] Franklin Growth Fund, Class R6	213,288	21,115,471
[a,b] Franklin Growth Opportunities Fund, Class R6	174,432	7,701,198
[a] Franklin LibertyQ U.S. Equity ETF	159,800	4,696,522
[a] Franklin Rising Dividends Fund, Class R6	132,210	8,109,787
[a,b] Franklin Small Cap Growth Fund, Class R6	115,525	3,093,768
[a] Franklin Utilities Fund, Class R6	154,525	2,880,339

		52,159,929

Domestic Fixed Income 13.7%
[a] Franklin Floating Rate Daily Access Fund, Class R6	138,546	1,209,502
[a] Franklin Low Duration Total Return Fund, Class R6	869,661	8,435,708
[a] Franklin Strategic Income Fund, Class R6	119,177	1,138,143
[a] Franklin U.S. Government Securities Fund, Class R6	842,058	4,993,405

		15,776,758

Foreign Equity 29.2%
[a] Franklin FTSE Europe ETF	274,600	6,617,585
[a] Franklin FTSE Japan ETF	89,400	2,301,791
[a] Franklin International Small Cap Growth Fund, Class R6	362,960	7,019,650
[a] Franklin LibertyQ Emerging Markets ETF	240,400	7,246,137
[a] Franklin Mutual International Fund, Class R6	269,126	4,163,382
iShares Global Infrastructure ETF	60,036	2,579,747
[a] Templeton Foreign Fund, Class R6	499,110	3,823,180

		33,751,472

Foreign Fixed Income 4.6%
[a] Franklin Emerging Market Debt Opportunities Fund	154,966	1,766,610
[a] Templeton Global Total Return Fund, Class R6	310,903	3,603,368

		5,369,978

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $95,386,287)		113,034,769

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Shares	Value
Short Term Investments (Cost $2,090,407) 1.8%

Money Market Funds 1.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	2,090,407	$2,090,407

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $97,476,694) 99.7%		115,125,176
Other Assets, less Liabilities 0.3%		375,114

Net Assets 100.0%		$115,500,290

See Abbreviations on page 147.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2040 Retirement Target Fund

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.03	$11.20	$11.06	$11.58	$11.19	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.07	0.18	0.14	0.18	0.24	0.11

Net realized and unrealized gains (losses)	(0.02)	1.88	0.17	(0.40)	0.39	1.18

Total from investment operations	0.05	2.06	0.31	(0.22)	0.63	1.29

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.23)	(0.08)	(0.15)	(0.18)	(0.10)

Net realized gains	(0.09)	—	(0.09)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.14)	(0.23)	(0.17)	(0.30)	(0.24)	(0.10)

Net asset value, end of period	$12.94	$13.03	$11.20	$11.06	$11.58	$11.19

Total return[f]	0.36%	18.50%	2.91%	(1.94)%	5.67%	12.91%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.19%	1.26%	1.19%	1.40%	3.25%	33.48%

Expenses net of waiver and payments by affiliates[h]	0.30%	0.30%	0.30%	0.32%	0.35%	0.25%

Net investment income[d]	1.04%	1.55%	1.22%	1.41%	2.37%	1.98%

Supplemental data

Net assets, end of period (000’s)	$15,650	$14,001	$13,213	$8,177	$2,891	$672

Portfolio turnover rate	18.07%	39.11%	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013[a]

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.83	$11.05	$10.97	$11.52	$11.15	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.02	0.11	0.05	0.11	0.17	0.08

Net realized and unrealized gains (losses)	(0.02)	1.83	0.18	(0.41)	0.39	1.16

Total from investment operations	—	1.94	0.23	(0.30)	0.56	1.24

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.16)	(0.06)	(0.10)	(0.13)	(0.09)

Net realized gains	(0.09)	—	(0.09)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.14)	(0.16)	(0.15)	(0.25)	(0.19)	(0.09)

Net asset value, end of period	$12.69	$12.83	$11.05	$10.97	$11.52	$11.15

Total return[f]	(0.02)%	17.63%	2.17%	(2.66)%	5.03%	12.46%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.94%	2.01%	1.94%	2.13%	3.95%	34.28%

Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%

Net investment income[d]	0.29%	0.80%	0.47%	0.68%	1.67%	1.18%

Supplemental data

Net assets, end of period (000’s)	$4,547	$4,015	$2,686	$1,988	$747	$60

Portfolio turnover rate	18.07%	39.11%	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013[a]

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.02	$11.17	$11.05	$11.58	$11.19	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.05	0.13	0.13	0.17	0.20	0.07

Net realized and unrealized gains (losses)	(0.03)	1.91	0.16	(0.41)	0.41	1.21

Total from investment operations	0.02	2.04	0.29	(0.24)	0.61	1.28

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.19)	(0.08)	(0.14)	(0.16)	(0.09)

Net realized gains	(0.09)	—	(0.09)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.14)	(0.19)	(0.17)	(0.29)	(0.22)	(0.09)

Net asset value, end of period	$12.90	$13.02	$11.17	$11.05	$11.58	$11.19

Total return[f]	0.13%	18.31%	2.66%	(2.14)%	5.48%	12.81%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.44%	1.51%	1.43%	1.63%	3.45%	33.78%

Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%	0.54%	0.55%	0.55%	0.55%

Net investment income[d]	0.79%	1.30%	0.98%	1.18%	2.17%	1.68%

Supplemental data

Net assets, end of period (000’s)	$1,443	$1,519	$2,188	$1,009	$37	$11

Portfolio turnover rate	18.07%	39.11%	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.11	$11.26	$11.10	$11.61	$11.20	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.09	0.23	0.16	0.19	0.33	0.10

Net realized and unrealized gains (losses)	(0.03)	1.89	0.18	(0.37)	0.35	1.20

Total from investment operations	0.06	2.12	0.34	(0.18)	0.68	1.30

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.27)	(0.09)	(0.18)	(0.21)	(0.10)

Net realized gains	(0.09)	—	(0.09)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.14)	(0.27)	(0.18)	(0.33)	(0.27)	(0.10)

Net asset value, end of period	$13.03	$13.11	$11.26	$11.10	$11.61	$11.20

Total return[f]	0.44%	18.92%	3.16%	(1.62)%	6.13%	13.07%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.58%	0.61%	0.65%	0.82%	2.55%	33.68%

Expenses net of waiver and payments by affiliates[h]	—%	—%	—%	—%	—%	—%

Net investment income[d]	1.34%	1.85%	1.52%	1.73%	2.72%	2.23%

Supplemental data

Net assets, end of period (000’s)	$18,981	$17,521	$13,867	$12,037	$10,154	$11

Portfolio turnover rate	18.07%	39.11%	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.10	$11.25	$11.09	$11.61	$11.20	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.08	0.22	0.15	0.40	0.20	0.10

Net realized and unrealized gains (losses)	(0.02)	1.89	0.19	(0.59)	0.48	1.20

Total from investment operations	0.06	2.11	0.34	(0.19)	0.68	1.30

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.26)	(0.09)	(0.18)	(0.21)	(0.10)

Net realized gains	(0.09)	—	(0.09)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.14)	(0.26)	(0.18)	(0.33)	(0.27)	(0.10)

Net asset value, end of period	$13.02	$13.10	$11.25	$11.09	$11.61	$11.20

Total return[f]	0.44%	18.88%	3.15%	(1.72)%	6.08%	13.04%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.94%	1.01%	0.94%	1.13%	2.95%	33.28%

Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income[d]	1.29%	1.80%	1.47%	1.68%	2.67%	2.18%

Supplemental data

Net assets, end of period (000’s)	$164	$155	$141	$121	$23	$23

Portfolio turnover rate	18.07%	39.11%	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

88	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2018 (unaudited)

Franklin LifeSmart™ 2040 Retirement Target Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.7%

Alternative Strategies 5.2%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	313,848	$ 2,109,061

Domestic Equity 47.4%
Financial Select Sector SPDR ETF	61,700	1,640,603
[a] Franklin Growth Fund, Class R6	78,688	7,790,139
[a,b] Franklin Growth Opportunities Fund, Class R6	66,561	2,938,692
[a] Franklin LibertyQ U.S. Equity ETF	60,000	1,763,400
[a] Franklin Rising Dividends Fund, Class R6	48,519	2,976,169
[a,b] Franklin Small Cap Growth Fund, Class R6	43,852	1,174,348
[a] Franklin Utilities Fund, Class R6	57,210	1,066,387

		19,349,738

Domestic Fixed Income 11.6%
[a] Franklin Floating Rate Daily Access Fund, Class R6	43,738	381,833
[a] Franklin Low Duration Total Return Fund, Class R6	269,846	2,617,511
[a] Franklin Strategic Income Fund, Class R6	37,507	358,193
[a] Franklin U.S. Government Securities Fund, Class R6	231,001	1,369,834

		4,727,371

Foreign Equity 29.8%
[a] Franklin FTSE Europe ETF	98,900	2,383,391
[a] Franklin FTSE Japan ETF	32,400	834,206
[a] Franklin International Small Cap Growth Fund, Class R6	135,717	2,624,774
[a] Franklin LibertyQ Emerging Markets ETF	86,600	2,610,297
[a] Franklin Mutual International Fund, Class R6	100,065	1,547,998
iShares Global Infrastructure ETF	19,242	826,829
[a] Templeton Foreign Fund, Class R6	173,405	1,328,279

		12,155,774

Foreign Fixed Income 3.7%
[a] Franklin Emerging Market Debt Opportunities Fund	43,757	498,825
[a] Templeton Global Total Return Fund, Class R6	86,924	1,007,453

		1,506,278

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $35,804,414)		39,848,222

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Shares	Value

Short Term Investments (Cost $707,689) 1.7%

Money Market Funds 1.7%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	707,689	$707,689

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $36,512,103) 99.4%		40,555,911
Other Assets, less Liabilities 0.6%		229,395

Net Assets 100.0%		$40,785,306

See Abbreviations on page 147.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2045 Retirement Target Fund

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.78	$11.86	$11.75	$12.70	$12.88	$10.92

Income from investment operations[a]:

Net investment income[b,c]	0.07	0.20	0.14	0.16	0.20	0.13

Net realized and unrealized gains (losses)	(0.03)	2.01	0.24	(0.42)	0.43	2.36

Total from investment operations	0.04	2.21	0.38	(0.26)	0.63	2.49

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.01)	(0.29)	(0.10)	(0.17)	(0.22)	(0.15)

Net realized gains	(0.20)	—	(0.17)	(0.52)	(0.59)	(0.38)

Total distributions	(0.21)	(0.29)	(0.27)	(0.69)	(0.81)	(0.53)

Net asset value, end of period	$13.61	$13.78	$11.86	$11.75	$12.70	$12.88

Total return[d]	0.28%	18.72%	3.29%	(2.17)%	4.94%	23.07%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.94%	1.01%	0.97%	1.01%	1.11%	1.16%

Expenses net of waiver and payments by affiliates[f]	0.30%	0.30%	0.30%	0.33%	0.35%	0.38%

Net investment income[c]	0.98%	1.53%	1.15%	1.26%	1.57%	1.08%

Supplemental data

Net assets, end of period (000’s)	$47,271	$46,783	$44,521	$38,444	$34,259	$27,991

Portfolio turnover rate	17.20%	31.69%	75.72%	34.07%	65.20%	44.44%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.44	$11.57	$11.48	$12.42	$12.63	$10.73

Income from investment operations[a]:

Net investment income[b,c]	0.02	0.10	0.04	0.07	0.11	0.04

Net realized and unrealized gains (losses)	(0.03)	1.96	0.23	(0.40)	0.41	2.31

Total from investment operations	(0.01)	2.06	0.27	(0.33)	0.52	2.35

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.01)	(0.19)	(0.01)	(0.09)	(0.14)	(0.07)

Net realized gains	(0.20)	—	(0.17)	(0.52)	(0.59)	(0.38)

Total distributions	(0.21)	(0.19)	(0.18)	(0.61)	(0.73)	(0.45)

Net asset value, end of period	$13.22	$13.44	$11.57	$11.48	$12.42	$12.63

Total return[d]	(0.09)%	17.92%	2.43%	(2.82)%	4.15%	22.20%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.69%	1.75%	1.72%	1.73%	1.81%	1.86%

Expenses net of waiver and payments by affiliates[f]	1.05%	1.04%	1.05%	1.05%	1.05%	1.08%

Net investment income[c]	0.23%	0.79%	0.40%	0.54%	0.87%	0.38%

Supplemental data

Net assets, end of period (000’s)	$13,378	$13,190	$12,527	$12,850	$11,785	$9,484

Portfolio turnover rate	17.20%	31.69%	75.72%	34.07%	65.20%	44.44%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.72	$11.81	$11.71	$12.66	$12.82	$10.88

Income from investment operations[a]:

Net investment income[b,c]	0.05	0.17	0.11	0.14	0.14	0.10

Net realized and unrealized gains (losses)	(0.03)	2.00	0.23	(0.42)	0.47	2.35

Total from investment operations	0.02	2.17	0.34	(0.28)	0.61	2.45

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.01)	(0.26)	(0.07)	(0.15)	(0.18)	(0.13)

Net realized gains	(0.20)	—	(0.17)	(0.52)	(0.59)	(0.38)

Total distributions	(0.21)	(0.26)	(0.24)	(0.67)	(0.77)	(0.51)

Net asset value, end of period	$13.53	$13.72	$11.81	$11.71	$12.66	$12.82

Total return[d]	0.13%	18.43%	2.99%	(2.35)%	4.75%	22.76%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.18%	1.26%	1.22%	1.23%	1.31%	1.36%

Expenses net of waiver and payments by affiliates[f]	0.54%	0.55%	0.55%	0.55%	0.55%	0.58%

Net investment income[c]	0.74%	1.28%	0.90%	1.04%	1.37%	0.88%

Supplemental data

Net assets, end of period (000’s)	$5,465	$5,464	$4,682	$4,327	$3,474	$4,564

Portfolio turnover rate	17.20%	31.69%	75.72%	34.07%	65.20%	44.44%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30,2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.88	$11.94	$11.83	$12.77	$12.95	$11.67

Income from investment operations[b]:

Net investment income[c,d]	0.09	0.25	0.17	0.21	0.33	0.60

Net realized and unrealized gains (losses)	(0.03)	2.02	0.24	(0.42)	0.35	1.24

Total from investment operations	0.06	2.27	0.41	(0.21)	0.68	1.84

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.01)	(0.33)	(0.13)	(0.21)	(0.27)	(0.18)

Net realized gains	(0.20)	—	(0.17)	(0.52)	(0.59)	(0.38)

Total distributions	(0.21)	(0.33)	(0.30)	(0.73)	(0.86)	(0.56)

Net asset value, end of period	$13.73	$13.88	$11.94	$11.83	$12.77	$12.95

Total return[e]	0.42%	19.10%	3.55%	(1.77)%	5.24%	16.08%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.43%	0.43%	0.44%	0.45%	0.51%	0.60%

Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%	—%	—%

Net investment income[d]	1.28%	1.83%	1.45%	1.59%	1.92%	1.46%

Supplemental data

Net assets, end of period (000’s)	$14,999	$13,787	$10,912	$10,975	$8,987	$1,718

Portfolio turnover rate	17.20%	31.69%	75.72%	34.07%	65.20%	44.44%

aFor the period May 1, 2013 (effective date) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.88	$11.94	$11.83	$12.76	$12.94	$10.96

Income from investment operations[a]:

Net investment income[b,c]	0.09	0.23	0.15	0.13	0.24	0.17

Net realized and unrealized gains (losses)	(0.03)	2.03	0.25	(0.34)	0.43	2.37

Total from investment operations	0.06	2.26	0.40	(0.21)	0.67	2.54

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.01)	(0.32)	(0.12)	(0.20)	(0.26)	(0.18)

Net realized gains	(0.20)	—	(0.17)	(0.52)	(0.59)	(0.38)

Total distributions	(0.21)	(0.32)	(0.29)	(0.72)	(0.85)	(0.56)

Net asset value, end of period	$13.73	$13.88	$11.94	$11.83	$12.76	$12.94

Total return[d]	0.42%	19.04%	3.49%	(1.82)%	5.20%	23.48%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.69%	0.76%	0.72%	0.73%	0.81%	0.86%

Expenses net of waiver and payments by affiliates[f]	0.05%	0.05%	0.05%	0.05%	0.05%	0.08%

Net investment income[c]	1.23%	1.78%	1.40%	1.54%	1.87%	1.38%

Supplemental data

Net assets, end of period (000’s)	$663	$602	$479	$532	$1,576	$1,188

Portfolio turnover rate	17.20%	31.69%	75.72%	34.07%	65.20%	44.44%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2018 (unaudited)

Franklin LifeSmart™ 2045 Retirement Target Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.1%
Alternative Strategies 5.2%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	633,051	$4,254,100

Domestic Equity 47.8%
Financial Select Sector SPDR ETF	126,500	3,363,636
[a] Franklin Growth Fund, Class R6	158,385	15,680,112
[a,b] Franklin Growth Opportunities Fund, Class R6	134,290	5,928,916
[a] Franklin LibertyQ U.S. Equity ETF	122,000	3,585,580
[a] Franklin Rising Dividends Fund, Class R6	97,343	5,971,032
[a,b] Franklin Small Cap Growth Fund, Class R6	90,010	2,410,454
[a] Franklin Utilities Fund, Class R6	114,586	2,135,877

		39,075,607

Domestic Fixed Income 10.0%
[a] Franklin Floating Rate Daily Access Fund, Class R6	71,452	623,772
[a] Franklin Low Duration Total Return Fund, Class R6	465,800	4,518,264
[a] Franklin Strategic Income Fund, Class R6	62,655	598,359
[a] Franklin U.S. Government Securities Fund, Class R6	404,195	2,396,877

		8,137,272

Foreign Equity 31.7%
[a] Franklin FTSE Europe ETF	206,400	4,974,033
[a] Franklin FTSE Japan ETF	66,600	1,714,757
[a] Franklin International Small Cap Growth Fund, Class R6	271,533	5,251,456
[a] Franklin LibertyQ Emerging Markets ETF	185,900	5,603,398
[a] Franklin Mutual International Fund, Class R6	201,111	3,111,185
iShares Global Infrastructure ETF	45,675	1,962,654
[a] Templeton Foreign Fund, Class R6	435,955	3,339,417

		25,956,900

Foreign Fixed Income 3.4%
[a] Franklin Emerging Market Debt Opportunities Fund	79,933	911,237
[a] Templeton Global Total Return Fund, Class R6	159,909	1,853,342

		2,764,579

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $67,512,458)		80,188,458

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Shares	Value

Short Term Investments (Cost $1,353,638) 1.6%

Money Market Funds 1.6%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	1,353,638	$1,353,638

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $68,866,096) 99.7%		81,542,096
Other Assets, less Liabilities 0.3%		234,044

Net Assets 100.0%		$81,776,140

See Abbreviations on page 147.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2050 Retirement Target Fund

	Six Months Ended June 30, 2018 (unaudited)
		Year Ended December 31,
		2017	2016	2015	2014	2013[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.19	$11.29	$11.11	$11.62	$11.21	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.07	0.20	0.14	0.22	0.22	0.10

Net realized and unrealized gains (losses)	(0.04)	1.93	0.23	(0.41)	0.43	1.21

Total from investment operations	0.03	2.13	0.37	(0.19)	0.65	1.31

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.23)	(0.09)	(0.16)	(0.18)	(0.10)

Net realized gains	(0.09)	—	(0.10)	(0.16)	(0.06)	—

Total distributions	(0.14)	(0.23)	(0.19)	(0.32)	(0.24)	(0.10)

Net asset value, end of period	$13.08	$13.19	$11.29	$11.11	$11.62	$11.21

Total return[e]	0.21%	18.96%	3.32%	(1.76)%	5.80%	13.14%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.29%	1.53%	1.47%	1.82%	4.12%	34.22%

Expenses net of waiver and payments by affiliates[g]	0.30%	0.30%	0.30%	0.32%	0.35%	0.23%

Net investment income[d]	0.98%	1.62%	1.17%	1.47%	2.21%	1.88%

Supplemental data

Net assets, end of period (000’s)	$15,620	$13,823	$10,597	$6,762	$2,318	$512

Portfolio turnover rate	18.74%	35.70%	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)
		Year Ended December 31,
		2017	2016	2015	2014	2013[a]

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.11	$11.24	$11.07	$11.56	$11.18	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.02	0.11	0.05	0.07	0.15	0.09

Net realized and unrealized gains (losses)	(0.04)	1.91	0.23	(0.33)	0.42	1.18

Total from investment operations	(0.02)	2.02	0.28	(0.26)	0.57	1.27

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.15)	(0.01)	(0.07)	(0.13)	(0.09)

Net realized gains	(0.09)	—	(0.10)	(0.16)	(0.06)	—

Total distributions	(0.14)	(0.15)	(0.11)	(0.23)	(0.19)	(0.09)

Net asset value, end of period	$12.95	$13.11	$11.24	$11.07	$11.56	$11.18

Total return[e]	(0.17)%	18.03%	2.56%	(2.40)%	5.03%	12.82%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.04%	2.28%	2.22%	2.55%	4.82%	35.04%

Expenses net of waiver and payments by affiliates[g]	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%

Net investment income[d]	0.23%	0.87%	0.42%	0.74%	1.51%	1.06%

Supplemental data

Net assets, end of period (000’s)	$4,545	$3,797	$2,675	$1,921	$943	$82

Portfolio turnover rate	18.74%	35.70%	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)
		Year Ended December 31,
		2017	2016	2015	2014	2013[a]

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.19	$11.29	$11.12	$11.63	$11.21	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.05	0.16	0.11	0.16	0.18	0.06

Net realized and unrealized gains (losses)	(0.03)	1.94	0.22	(0.37)	0.45	1.24

Total from investment operations	0.02	2.10	0.33	(0.21)	0.63	1.30

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.20)	(0.06)	(0.14)	(0.15)	(0.09)

Net realized gains	(0.09)	—	(0.10)	(0.16)	(0.06)	—

Total distributions	(0.14)	(0.20)	(0.16)	(0.30)	(0.21)	(0.09)

Net asset value, end of period	$13.07	$13.19	$11.29	$11.12	$11.63	$11.21

Total return[e]	0.13%	18.67%	3.01%	(1.98)%	5.67%	13.02%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.54%	1.78%	1.71%	2.05%	4.32%	34.54%

Expenses net of waiver and payments by affiliates[g]	0.55%	0.55%	0.54%	0.55%	0.55%	0.55%

Net investment income[d]	0.73%	1.37%	0.93%	1.24%	2.01%	1.56%

Supplemental data

Net assets, end of period (000’s)	$1,803	$1,608	$1,219	$747	$33	$11

Portfolio turnover rate	18.74%	35.70%	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)
		Year Ended December 31,
		2017	2016	2015	2014	2013[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.26	$11.34	$11.16	$11.65	$11.23	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.08	0.24	0.15	0.19	0.32	0.09

Net realized and unrealized gains (losses)	(0.03)	1.94	0.24	(0.34)	0.37	1.25

Total from investment operations	0.05	2.18	0.39	(0.15)	0.69	1.34

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.26)	(0.11)	(0.18)	(0.21)	(0.11)

Net realized gains	(0.09)	—	(0.10)	(0.16)	(0.06)	—

Total distributions	(0.14)	(0.26)	(0.21)	(0.34)	(0.27)	(0.11)

Net asset value, end of period	$13.17	$13.26	$11.34	$11.16	$11.65	$11.23

Total return[e]	0.36%	19.36%	3.55%	(1.39)%	6.16%	13.39%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.63%	0.69%	0.75%	1.00%	3.22%	34.36%

Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%	—%	—%

Net investment income[d]	1.28%	1.92%	1.47%	1.79%	2.56%	2.11%

Supplemental data

Net assets, end of period (000’s)	$12,395	$12,099	$9,174	$8,012	$6,348	$11

Portfolio turnover rate	18.74%	35.70%	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)
		Year Ended December 31,
		2017	2016	2015	2014	2013[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.26	$11.35	$11.16	$11.65	$11.22	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.08	0.23	0.15	0.18	0.23	0.10

Net realized and unrealized gains (losses)	(0.03)	1.94	0.25	(0.33)	0.47	1.23

Total from investment operations	0.05	2.17	0.40	(0.15)	0.70	1.33

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.26)	(0.11)	(0.18)	(0.21)	(0.11)

Net realized gains	(0.09)	—	(0.10)	(0.16)	(0.06)	—

Total distributions	(0.14)	(0.26)	(0.21)	(0.34)	(0.27)	(0.11)

Net asset value, end of period	$13.17	$13.26	$11.35	$11.16	$11.65	$11.22

Total return[e]	0.36%	19.20%	3.59%	(1.43)%	6.22%	13.26%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.04%	1.28%	1.22%	1.55%	3.82%	34.04%

Expenses net of waiver and payments by affiliates[g]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income[d]	1.23%	1.87%	1.42%	1.74%	2.51%	2.06%

Supplemental data

Net assets, end of period (000’s)	$545	$512	$395	$394	$327	$75

Portfolio turnover rate	18.74%	35.70%	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2018 (unaudited)

Franklin LifeSmart™ 2050 Retirement Target Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.9%
Alternative Strategies 5.2%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	268,678	$1,805,514

Domestic Equity 48.0%
Financial Select Sector SPDR ETF	53,200	1,414,588
[a] Franklin Growth Fund, Class R6	69,192	6,849,962
[a,b] Franklin Growth Opportunities Fund, Class R6	57,994	2,560,436
[a] Franklin LibertyQ U.S. Equity ETF	54,600	1,604,694
[a] Franklin Rising Dividends Fund, Class R6	41,856	2,567,473
[a,b] Franklin Small Cap Growth Fund, Class R6	32,138	860,647
[a] Franklin Utilities Fund, Class R6	49,204	917,161

		16,774,961

Domestic Fixed Income 9.5%
[a] Franklin Floating Rate Daily Access Fund, Class R6	31,852	278,071
[a] Franklin Low Duration Total Return Fund, Class R6	184,010	1,784,896
[a] Franklin Strategic Income Fund, Class R6	26,884	256,739
[a] Franklin U.S. Government Securities Fund, Class R6	167,149	991,196

		3,310,902

Foreign Equity 32.0%
[a] Franklin FTSE Europe ETF	88,500	2,132,761
[a] Franklin FTSE Japan ETF	28,800	741,516
[a] Franklin International Small Cap Growth Fund, Class R6	116,100	2,245,371
[a] Franklin LibertyQ Emerging Markets ETF	83,300	2,510,829
[a] Franklin Mutual International Fund, Class R6	86,396	1,336,553
iShares Global Infrastructure ETF	17,043	732,338
[a] Templeton Foreign Fund, Class R6	191,377	1,465,947

		11,165,315

Foreign Fixed Income 3.2%
[a] Franklin Emerging Market Debt Opportunities Fund	31,875	363,374
[a] Templeton Global Total Return Fund, Class R6	63,704	738,332

		1,101,706

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $30,550,286)		34,158,398

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Shares	Value
Short Term Investments (Cost $636,706) 1.8%

Money Market Funds 1.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	636,706	$636,706

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $31,186,992) 99.7%		34,795,104
Other Assets, less Liabilities 0.3%		112,412

Net Assets 100.0%		$34,907,516

See Abbreviations on page 147.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2055 Retirement Target Fund

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015[a]
Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.05	$ 9.47	$ 9.34	$ 10.00

Income from investment operations[b]:

Net investment income[c,d]	0.05	0.18	0.12	0.16

Net realized and unrealized gains (losses)	(0.02)	1.62	0.17	(0.70)

Total from investment operations	0.03	1.80	0.29	(0.54)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	—	(0.19)	(0.10)	(0.12)

Net realized gains	(0.13)	(0.03)	(0.06)	—

Total distributions	(0.13)	(0.22)	(0.16)	(0.12)

Net asset value, end of period	$10.95	$11.05	$ 9.47	$ 9.34

Total return[e]	0.26%	19.06%	3.13%	(5.40)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.62%	3.18%	5.09%	9.66%

Expenses net of waiver and payments by affiliates[g]	0.30%	0.30%	0.32%	0.19%

Net investment income[d]	0.96%	1.75%	1.43%	2.62%

Supplemental data

Net assets, end of period (000’s)	$5,380	$4,684	$2,732	$1,817

Portfolio turnover rate.	16.54%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.51% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015[a]
Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.92	$9.39	$9.30	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.01	0.12	0.08	0.24

Net realized and unrealized gains (losses)	(0.01)	1.58	0.14	(0.84)

Total from investment operations	—	1.70	0.22	(0.60)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	—	(0.14)	(0.07)	(0.10)

Net realized gains	(0.13)	(0.03)	(0.06)	—

Total distributions	(0.13)	(0.17)	(0.13)	(0.10)

Net asset value, end of period	$10.79	$10.92	$ 9.39	$ 9.30

Total return[e]	(0.01)%	18.10%	2.36%	(5.99)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	3.37%	3.93%	5.82%	10.52%

Expenses net of waiver and payments by affiliates[g]	1.05%	1.05%	1.05%	1.05%

Net investment income[d]	0.21%	1.00%	0.70%	1.76%

Supplemental data

Net assets, end of period (000’s)	$2,087	$1,428	$572	$172

Portfolio turnover rate.	16.54%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015 .

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.51% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015[a]
Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.01	$9.44	$9.33	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.04	0.13	0.12	0.18

Net realized and unrealized gains (losses)	(0.01)	1.63	0.14	(0.74)

Total from investment operations	0.03	1.76	0.26	(0.56)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	—	(0.16)	(0.09)	(0.11)

Net realized gains	(0.13)	(0.03)	(0.06)	—

Total distributions	(0.13)	(0.19)	(0.15)	(0.11)

Net asset value, end of period	$10.91	$11.01	$ 9.44	$ 9.33

Total return[e]	0.26%	18.69%	2.84%	(5.61)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.87%	3.43%	5.32%	9.98%

Expenses net of waiver and payments by affiliates[g]	0.55%	0.55%	0.55%	0.51%

Net investment income[d]	0.71%	1.50%	1.20%	2.30%

Supplemental data

Net assets, end of period (000’s)	$402	$354	$357	$41

Portfolio turnover rate.	16.54%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.51% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015[a]
Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.06	$ 9.48	$ 9.34	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.07	0.22	0.21	0.32

Net realized and unrealized gains (losses)	(0.02)	1.61	0.11	(0.85)

Total from investment operations	0.05	1.83	0.32	(0.53)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	—	(0.22)	(0.12)	(0.13)

Net realized gains	(0.13)	(0.03)	(0.06)	—

Total distributions	(0.13)	(0.25)	(0.18)	(0.13)

Net asset value, end of period	$10.98	$11.06	$ 9.48	$ 9.34

Total return[e]	0.44%	19.32%	3.49%	(5.33)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.38%	1.85%	4.21%	10.04%

Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%

Net investment income[d]	1.26%	2.05%	1.75%	2.81%

Supplemental data

Net assets, end of period (000’s)	$3,809	$3,184	$1,618	$92

Portfolio turnover rate.	16.54%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.51% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Six Months Ended June 30, 2018	Year Ended December 31,
	(unaudited)	2017	2016	2015[a]
Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.06	$ 9.48	$ 9.35	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.07	0.20	0.13	0.10

Net realized and unrealized gains (losses)	(0.02)	1.62	0.18	(0.63)

Total from investment operations	0.05	1.82	0.31	(0.53)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	—	(0.21)	(0.12)	(0.12)

Net realized gains	(0.13)	(0.03)	(0.06)	—

Total distributions	(0.13)	(0.24)	(0.18)	(0.12)

Net asset value, end of period	$10.98	$11.06	$ 9.48	$ 9.35

Total return[e]	0.44%	19.27%	3.45%	(5.37)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.37%	2.93%	4.82%	9.52%

Expenses net of waiver and payments by affiliates[g]	0.05%	0.05%	0.05%	0.05%

Net investment income[d]	1.21%	2.00%	1.70%	2.76%

Supplemental data

Net assets, end of period (000’s)	$49	$32	$13	$11

Portfolio turnover rate.	16.54%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.51% for the period ended June 30, 2018.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2018 (unaudited)

Franklin LifeSmart™ 2055 Retirement Target Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.2%
Alternative Strategies 5.2%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	89,747	$603,102

Domestic Equity 48.5%
Financial Select Sector SPDR ETF	17,300	460,007
[a] Franklin Growth Fund, Class R6	23,553	2,331,739
[a,b] Franklin Growth Opportunities Fund, Class R6	19,263	850,466
[a] Franklin LibertyQ U.S. Equity ETF	18,900	555,471
[a] Franklin Rising Dividends Fund, Class R6	14,292	876,674
[a,b] Franklin Small Cap Growth Fund, Class R6	11,181	299,416
[a] Franklin Utilities Fund, Class R6	16,962	316,175

		5,689,948

Domestic Fixed Income 9.0%
[a] Franklin Floating Rate Daily Access Fund, Class R6	11,065	96,595
[a] Franklin Low Duration Total Return Fund, Class R6	66,004	640,241
[a] Franklin Strategic Income Fund, Class R6	9,316	88,968
[a] Franklin U.S. Government Securities Fund, Class R6	38,482	228,196

		1,054,000

Foreign Equity 31.3%
[a] Franklin FTSE Europe ETF	28,600	689,231
[a] Franklin FTSE Japan ETF	9,500	244,598
[a] Franklin International Small Cap Growth Fund, Class R6	39,813	769,983
[a] Franklin LibertyQ Emerging Markets ETF	26,300	792,735
[a] Franklin Mutual International Fund, Class R6	29,554	457,197
iShares Global Infrastructure ETF	4,597	197,534
[a] Templeton Foreign Fund, Class R6	67,642	518,140

		3,669,418

Foreign Fixed Income 3.2%
[a] Franklin Emerging Market Debt Opportunities Fund	11,026	125,693
[a] Templeton Global Total Return Fund, Class R6	21,845	253,183

		378,876

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $10,525,882)		11,395,344

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Shares	Value
Short Term Investments (Cost $205,007) 1.7%

Money Market Funds 1.7%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	205,007	$205,007

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $10,730,889) 98.9%		11,600,351
Other Assets, less Liabilities 1.1%		126,151

Net Assets 100.0%		$11,726,502

See Abbreviations on page 147.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities

June 30, 2018 (unaudited)

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$12,285,205	$ 1,208,833	$ 6,121,905
Cost - Non-controlled affiliates (Note 3f)	43,108,724	35,679,735	107,309,881

Value - Unaffiliated issuers	$12,191,794	$ 1,341,015	$ 6,756,827
Value - Non-controlled affiliates (Note 3f)	43,570,080	37,980,963	124,300,779
Receivables:
Investment securities sold	—	7,701	—
Capital shares sold	22,448	71,620	306,435
Interest.	14,533	—	—
Affiliates	34,690	33,771	79,235
Other assets.	16,166	23,482	16,763

Total assets	55,849,711	39,458,552	131,460,039

Liabilities:
Payables:
Capital shares redeemed	35,314	29	253,473
Distribution fees	41,667	21,959	83,027
Transfer agent fees	18,985	16,931	48,374
Reports to shareholders	10,481	4,202	18,577
Professional fees	81,342	14,433	14,886
Accrued expenses and other liabilities	2,893	1,653	1,892

Total liabilities	190,682	59,207	420,229

Net assets, at value	$55,659,029	$39,399,345	$131,039,810

Net assets consist of:
Paid-in capital	$57,138,942	$38,077,281	$113,875,161
Undistributed net investment income	167,521	77,873	311,687
Net unrealized appreciation (depreciation)	367,945	2,433,410	17,625,820
Accumulated net realized gain (loss)	(2,015,379)	(1,189,219)	(772,858)

Net assets, at value	$55,659,029	$39,399,345	$131,039,810

112	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2018 (unaudited)

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund

Class A:
Net assets, at value	$31,375,031	$22,572,690	$79,026,503
Shares outstanding	2,890,541	1,940,048	6,191,813
Net asset value per share[a]	$10.85	$11.64	$12.76
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.51	$12.35	$13.54
Class C:
Net assets, at value	$15,275,169	$ 6,992,362	$26,253,432
Shares outstanding	1,424,529	604,751	2,090,486
Net asset value and maximum offering price per share[a]	$10.72	$11.56	$12.56
Class R:
Net assets, at value	$ 3,429,276	$ 775,375	$ 5,587,767
Shares outstanding	317,209	66,716	439,503
Net asset value and maximum offering price per share	$10.81	$11.62	$12.71
Class R6:
Net assets, at value	$ 4,080,941	$ 8,402,024	$18,442,077
Shares outstanding	374,259	720,376	1,440,601
Net asset value and maximum offering price per share	$10.90	$11.66	$12.80
Advisor Class:
Net assets, at value	$ 1,498,612	$ 656,894	$ 1,730,031
Shares outstanding	137,555	56,303	135,251
Net asset value and maximum offering price per share	$10.89	$11.67	$12.79

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2018 (unaudited)

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,508,938	$ 6,479,581	$ 2,259,557
Cost - Non-controlled affiliates (Note 3f)	42,860,302	90,997,113	34,252,546

Value - Unaffiliated issuers	$2,751,138	$ 7,142,591	$ 2,467,432
Value - Non-controlled affiliates (Note 3f)	47,174,462	107,982,585	38,088,479
Receivables:
Capital shares sold	163,599	551,380	218,984
Affiliates	44,203	79,337	43,401
Other assets	25,883	16,226	24,139

Total assets	50,159,285	115,772,119	40,842,435

Liabilities:
Payables:
Capital shares redeemed	31	133,765	—
Distribution fees	23,285	65,922	15,228
Transfer agent fees	21,998	44,888	20,972
Reports to shareholders	5,039	9,777	4,139
Professional fees	15,242	15,703	14,949
Accrued expenses and other liabilities	1,467	1,774	1,841

Total liabilities.	67,062	271,829	57,129

Net assets, at value	$50,092,223	$115,500,290	$40,785,306

Net assets consist of:
Paid-in capital	$45,853,885	$ 96,834,592	$36,641,963
Undistributed net investment income.	129,794	592,470	214,074
Net unrealized appreciation (depreciation)	4,556,360	17,648,482	4,043,808
Accumulated net realized gain (loss)	(447,816)	424,746	(114,539)

Net assets, at value	$50,092,223	$115,500,290	$40,785,306

114	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2018 (unaudited)

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

Class A:
Net assets, at value	$21,294,588	$60,980,987	$15,650,481
Shares outstanding	1,687,070	4,499,518	1,209,661
Net asset value per share[a]	$12.62	$13.55	$12.94
Maximum offering price per share (net asset value per share ÷ 94.25%)	$13.39	$14.38	$13.73
Class C:
Net assets, at value	$ 8,071,265	$21,065,327	$ 4,546,743
Shares outstanding	646,773	1,595,512	358,421
Net asset value and maximum offering price per share[a]	$12.48	$13.20	$12.69
Class R:
Net assets, at value	$ 1,130,987	$ 5,523,466	$ 1,442,990
Shares outstanding	89,722	408,533	111,832
Net asset value and maximum offering price per share	$12.61	$13.52	$12.90
Class R6:
Net assets, at value	$18,727,383	$26,054,924	$18,980,921
Shares outstanding	1,478,190	1,906,299	1,456,398
Net asset value and maximum offering price per share	$12.67	$13.67	$13.03
Advisor Class:
Net assets, at value	$868,000	$ 1,875,586	$ 164,171
Shares outstanding	68,569	137,108	12,610
Net asset value and maximum offering price per share	$12.66	$13.68	$13.02
aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2018 (unaudited)

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$ 4,845,700	$ 1,971,383	$ 616,091
Cost - Non-controlled affiliates (Note 3f)	64,020,396	29,215,609	10,114,798

Value - Unaffiliated issuers	$ 5,326,290	$ 2,146,926	$ 657,541
Value - Non-controlled affiliates (Note 3f)	76,215,806	32,648,178	10,942,810
Receivables:
Capital shares sold	285,393	188,309	84,952
Affiliates	83,388	57,000	43,045
Other assets	15,964	24,154	35,239

Total assets	81,926,841	35,064,567	11,763,587

Liabilities:
Payables:
Investment securities purchased	—	104,962	—
Capital shares redeemed	34,115	59	889
Distribution fees	47,318	15,454	5,145
Transfer agent fees	47,426	18,512	13,526
Reports to shareholders	5,628	2,213	440
Professional fees	14,211	14,073	15,099
Accrued expenses and other liabilities	2,003	1,778	1,986

Total liabilities	150,701	157,051	37,085

Net assets, at value	$81,776,140	$34,907,516	$11,726,502

Net assets consist of:
Paid-in capital	$68,464,441	$31,318,137	$10,864,647
Undistributed net investment income.	365,592	166,220	50,034
Net unrealized appreciation (depreciation)	12,676,000	3,608,112	869,462
Accumulated net realized gain (loss)	270,107	(184,953)	(57,641)

Net assets, at value	$81,776,140	$34,907,516	$11,726,502

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2018 (unaudited)

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund
Class A:
Net assets, at value	$47,271,212	$15,620,330	$5,379,579
Shares outstanding	3,473,036	1,193,855	491,068
Net asset value per share[a]	$13.61	$13.08	$10.95
Maximum offering price per share (net asset value per share ÷ 94.25%)	$14.44	$13.88	$11.62
Class C:
Net assets, at value	$13,377,873	$ 4,544,576	$2,087,017
Shares outstanding	1,011,933	350,813	193,455
Net asset value and maximum offering price per share[a]	$13.22	$12.95	$10.79
Class R:
Net assets, at value	$ 5,465,204	$ 1,803,095	$ 401,809
Shares outstanding	403,800	137,973	36,831
Net asset value and maximum offering price per share	$13.53	$13.07	$10.91
Class R6:
Net assets, at value	$14,999,329	$12,394,593	$3,809,168
Shares outstanding	1,092,640	940,987	346,830
Net asset value and maximum offering price per share	$13.73	$13.17	$10.98
Advisor Class:
Net assets, at value	$ 662,522	$ 544,922	$ 48,929
Shares outstanding	48,255	41,375	4,455
Net asset value and maximum offering price per share	$13.73	$13.17	$10.98

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FINANCIAL STATEMENTS

Statements of Operations

for the six months ended June 30, 2018 (unaudited)

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund
Investment income:
Dividends:
Unaffiliated issuers	$ 184,327	$ 48,481	$ 165,581
Non-controlled affiliates (Note 3f)	997,470	377,906	1,001,764
Interest:
Unaffiliated issuers	204,855	227	738

Total investment income	1,386,652	426,614	1,168,083

Expenses:
Management and asset allocation fees (Note 3a)	70,862	48,736	163,657
Distribution fees: (Note 3c)
Class A	39,279	27,232	97,554
Class C	77,928	33,883	135,292
Class R	9,011	2,435	14,713
Transfer agent fees: (Note 3e)
Class A	26,291	18,474	68,408
Class C	13,029	5,745	23,790
Class R	3,239	827	5,196
Class R6	947	875	1,912
Advisor Class	1,562	652	1,604
Custodian fees (Note 4)	503	376	175
Reports to shareholders	7,868	4,136	15,136
Registration and filing fees	37,569	39,829	38,214
Professional fees	20,774	14,762	15,200
Trustees’ fees and expenses	245	—	497
Other	2,870	1,826	2,313

Total expenses	311,977	199,788	583,661
Expenses waived/paid by affiliates (Note 3f and 3g)	(172,577)	(128,656)	(307,873)

Net expenses	139,400	71,132	275,788

Net investment income	1,247,252	355,482	892,295

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	150,501	57,841	475,819
Non-controlled affiliates (Note 3f)	(206,577)	265,968	1,244,589

Net realized gain (loss)	(56,076)	323,809	1,720,408

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(540,597)	(228,492)	(1,087,568)
Non-controlled affiliates (Note 3f)	(615,680)	(523,130)	(1,499,324)

Net change in unrealized appreciation (depreciation)	(1,156,277)	(751,622)	(2,586,892)

Net realized and unrealized gain (loss)	(1,212,353)	(427,813)	(866,484)

Net increase (decrease) in net assets resulting from operations	$ 34,899	$ (72,331)	$ 25,811

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FINANCIAL STATEMENTS

Statements of Operations (continued)

for the six months ended June 30, 2018 (unaudited)

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

Investment income:
Dividends:
Unaffiliated issuers	$ 56,243	$ 135,386	$ 42,428
Non-controlled affiliates (Note 3f)	325,076	676,217	220,839
Interest:
Unaffiliated issuers	208	683	150

Total investment income	381,527	812,286	263,417

Expenses:
Asset allocation fees (Note 3a)	61,248	144,959	49,206
Distribution fees: (Note 3c)
Class A	25,730	76,302	18,624
Class C	39,550	106,317	21,701
Class R	2,897	14,073	3,577
Transfer agent fees: (Note 3e)
Class A	27,887	64,012	28,017
Class C	10,713	22,294	8,162
Class R	1,572	5,992	2,694
Class R6	1,722	2,624	1,888
Advisor Class	1,126	1,881	299
Custodian fees (Note 4)	270	86	166
Reports to shareholders	5,283	11,905	5,098
Registration and filing fees	39,014	37,822	38,766
Professional fees	13,976	14,694	14,017
Trustees’ fees and expenses	—	432	—
Other	1,700	2,222	2,048

Total expenses	232,688	505,615	194,263
Expenses waived/paid by affiliates (Note 3f and 3g)	(156,888)	(286,474)	(145,151)

Net expenses	75,800	219,141	49,112

Net investment income	305,727	593,145	214,305

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	190,086	588,715	176,242
Non-controlled affiliates (Note 3f)	141,660	968,634	112,247

Net realized gain (loss)	331,746	1,557,349	288,489

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(406,828)	(1,115,595)	(349,510)
Non-controlled affiliates (Note 3f)	(204,119)	(794,626)	(62,536)

Net change in unrealized appreciation (depreciation)	(610,947)	(1,910,221)	(412,046)

Net realized and unrealized gain (loss)	(279,201)	(352,872)	(123,557)

Net increase (decrease) in net assets resulting from operations	$ 26,526	$ 240,273	$ 90,748

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the six months ended June 30, 2018 (unaudited)

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

Investment income:
Dividends:
Unaffiliated issuers	$ 89,479	$ 35,209	$ 9,045
Non-controlled affiliates (Note 3f)	432,901	180,151	58,777
Interest:
Unaffiliated issuers	489	129	—

Total investment income	522,869	215,489	67,822

Expenses:
Asset allocation fees (Note 3a)	101,764	42,118	13,471
Distribution fees: (Note 3c)
Class A	59,012	18,576	6,350
Class C	67,576	21,013	8,670
Class R	13,647	4,210	956
Transfer agent fees: (Note 3e)
Class A	66,563	32,221	26,656
Class C	18,993	9,110	9,100
Class R	7,849	3,673	2,014
Class R6	1,713	1,368	1,035
Advisor Class	922	1,161	203
Custodian fees (Note 4)	57	45	4
Reports to shareholders.	11,598	5,325	3,075
Registration and filing fees	37,969	38,695	38,333
Professional fees	14,529	14,517	14,083
Trustees’ fees and expenses	300	—	—
Other	2,356	1,984	2,099

Total expenses	404,848	194,016	126,049
Expenses waived/paid by affiliates (Note 3f and 3g)	(247,891)	(144,892)	(108,261)

Net expenses	156,957	49,124	17,788

Net investment income	365,912	166,365	50,034

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	438,748	133,073	24,957
Non-controlled affiliates (Note 3f)	510,852	64,139	4,870

Net realized gain (loss)	949,600	197,212	29,827

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(796,082)	(279,613)	(65,431)
Non-controlled affiliates (Note 3f)	(353,648)	(55,340)	(9,724)

Net change in unrealized appreciation (depreciation)	(1,149,730)	(334,953)	(75,155)

Net realized and unrealized gain (loss)	(200,130)	(137,741)	(45,328)

Net increase (decrease) in net assets resulting from operations	$ 165,782	$ 28,624	$ 4,706

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LifeSmart™ Retirement Income Fund		Franklin LifeSmart™ 2020 Retirement Target Fund

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017

Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,247,252	$ 2,295,865	$ 355,482	$ 546,980
Net realized gain (loss)	(56,076)	279,674	323,809	879,866
Net change in unrealized appreciation (depreciation)	(1,156,277)	298,652	(751,622)	2,473,998

Net increase (decrease) in net assets resulting from operations	34,899	2,874,191	(72,331)	3,900,844

Distributions to shareholders from:
Net investment income:
Class A	(629,641)	(1,347,314)	(230,774)	(253,048)
Class C	(253,785)	(531,859)	(48,642)	(33,094)
Class R	(72,451)	(161,786)	(8,392)	(15,307)
Class R6	(85,611)	(173,591)	(103,436)	(133,651)
Advisor Class	(39,223)	(80,364)	(8,431)	(8,207)

Total distributions to shareholders	(1,080,711)	(2,294,914)	(399,675)	(443,307)

Capital share transactions: (Note 2)
Class A	(446,513)	(7,658,921)	2,549,037	(870,559)
Class C	(503,975)	(1,647,620)	792,061	623,599
Class R	(571,866)	(892,189)	(184,393)	(2,410,573)
Class R6	123,752	68,684	(324,417)	1,372,114
Advisor Class	(588,091)	413,703	(28,182)	332,685

Total capital share transactions	(1,986,693)	(9,716,343)	2,804,106	(952,734)

Net increase (decrease) in net assets	(3,032,505)	(9,137,066)	2,332,100	2,504,803
Net assets:
Beginning of period	58,691,534	67,828,600	37,067,245	34,562,442

End of period	$55,659,029	$58,691,534	$39,399,345	$37,067,245

Undistributed net investment income included in net assets:
End of period	$ 167,521	$ 980	$ 77,873	$ 122,066

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2025 Retirement Target Fund		Franklin LifeSmart™ 2030 Retirement Target Fund

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017

Increase (decrease) in net assets:
Operations:
Net investment income	$ 892,295	$ 1,752,035	$ 305,727	$ 673,860
Net realized gain (loss)	1,720,408	4,008,343	331,746	1,250,285
Net change in unrealized appreciation (depreciation)	(2,586,892)	11,685,431	(610,947)	4,520,396

Net increase (decrease) in net assets resulting from operations	25,811	17,445,809	26,526	6,444,541

Distributions to shareholders from:
Net investment income:
Class A	(503,130)	(1,374,446)	(153,081)	(327,886)
Class C	(82,273)	(297,151)	(31,977)	(77,020)
Class R	(30,456)	(99,527)	(7,074)	(17,966)
Class R6	(141,903)	(341,974)	(160,297)	(356,330)
Advisor Class	(13,401)	(35,619)	(7,427)	(12,533)
Net realized gains:
Class A	(828,610)	—	—	—
Class C	(282,638)	—	—	—
Class R	(59,136)	—	—	—
Class R6	(192,268)	—	—	—
Advisor Class	(18,089)	—	—	—

Total distributions to shareholders	(2,151,904)	(2,148,717)	(359,856)	(791,735)

Capital share transactions: (Note 2)
Class A	2,784,731	(6,346,715)	2,175,661	95,351
Class C	(606,398)	(2,345,913)	482,960	1,683,531
Class R	(490,799)	(2,146,310)	(10,019)	(421,357)
Class R6	1,737,688	1,226,269	581,981	1,613,558
Advisor Class	(112,016)	294,008	212,418	259,133

Total capital share transactions	3,313,206	(9,318,661)	3,443,001	3,230,216

Net increase (decrease) in net assets	1,187,113	5,978,431	3,109,671	8,883,022
Net assets:
Beginning of period	129,852,697	123,874,266	46,982,552	38,099,530

End of period	$131,039,810	$129,852,697	$50,092,223	$46,982,552

Undistributed net investment income included in net assets:
End of period	$ 311,687	$ 190,555	$ 129,794	$ 183,923

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2035 Retirement Target Fund		Franklin LifeSmart™ 2040 Retirement Target Fund

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017

Increase (decrease) in net assets:
Operations:
Net investment income	$ 593,145	$ 1,612,856	$ 214,305	$ 552,099
Net realized gain (loss)	1,557,349	3,726,246	288,489	1,213,013
Net change in unrealized appreciation (depreciation)	(1,910,221)	12,630,877	(412,046)	4,076,855

Net increase (decrease) in net assets resulting from operations	240,273	17,969,979	90,748	5,841,967

Distributions to shareholders from:
Net investment income:
Class A	(95,625)	(1,237,729)	(52,453)	(253,313)
Class C	(34,183)	(292,039)	(15,822)	(44,336)
Class R	(9,092)	(103,431)	(4,841)	(28,246)
Class R6	(40,758)	(594,604)	(66,064)	(350,580)
Advisor Class	(2,852)	(33,742)	(557)	(3,178)
Net realized gains:
Class A	(702,807)	—	(108,346)	—
Class C	(250,079)	—	(32,133)	—
Class R	(64,610)	—	(10,010)	—
Class R6	(297,821)	—	(130,223)	—
Advisor Class	(21,552)	—	(1,131)	—

Total distributions to shareholders	(1,519,379)	(2,261,545)	(421,580)	(679,653)

Capital share transactions: (Note 2)
Class A	386,563	(3,756,706)	1,779,802	(1,243,051)
Class C	(75,677)	(162,642)	590,037	849,399
Class R	(157,201)	(1,197,740)	(64,075)	(950,985)
Class R6	(207,738)	978,576	1,588,906	1,305,987
Advisor Class	323,326	(89,779)	10,018	(7,764)

Total capital share transactions	269,273	(4,228,291)	3,904,688	(46,414)

Net increase (decrease) in net assets	(1,009,833)	11,480,143	3,573,856	5,115,900
Net assets:
Beginning of period	116,510,123	105,029,980	37,211,450	32,095,550

End of period	$115,500,290	$116,510,123	$40,785,306	$37,211,450

Undistributed net investment income included in net assets:
End of period	$ 592,470	$ 181,835	$ 214,074	$ 139,506

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2045 Retirement Target Fund		Franklin LifeSmart™ 2050 Retirement Target Fund

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017

Increase (decrease) in net assets:
Operations:
Net investment income	$ 365,912	$ 1,095,697	$ 166,365	$ 452,065
Net realized gain (loss)	949,600	2,736,506	197,212	951,105
Net change in unrealized appreciation (depreciation)	(1,149,730)	9,137,178	(334,953)	3,320,464

Net increase (decrease) in net assets resulting from operations	165,782	12,969,381	28,624	4,723,634

Distributions to shareholders from:
Net investment income:
Class A	(28,854)	(991,792)	(55,452)	(227,300)
Class C	(8,528)	(191,439)	(15,849)	(38,463)
Class R	(3,418)	(102,628)	(6,325)	(24,090)
Class R6	(8,871)	(318,300)	(46,193)	(230,863)
Advisor Class	(413)	(14,750)	(1,987)	(9,680)
Net realized gains:
Class A	(682,923)	—	(101,714)	—
Class C	(197,925)	—	(30,031)	—
Class R	(79,219)	—	(11,789)	—
Class R6	(213,337)	—	(81,000)	—
Advisor Class	(9,451)	—	(3,551)	—

Total distributions to shareholders	(1,232,939)	(1,618,909)	(353,891)	(530,396)

Capital share transactions: (Note 2)
Class A	1,080,327	(4,479,414)	1,946,854	1,431,159
Class C	412,448	(1,244,538)	812,339	634,245
Class R	69,549	7,133	214,976	168,600
Class R6	1,385,833	1,038,166	381,215	1,305,479
Advisor Class	68,537	34,233	37,476	47,364

Total capital share transactions	3,016,694	(4,644,420)	3,392,860	3,586,847

Net increase (decrease) in net assets	1,949,537	6,706,052	3,067,593	7,780,085
Net assets:
Beginning of period	79,826,603	73,120,551	31,839,923	24,059,838

End of period	$81,776,140	$79,826,603	$34,907,516	$31,839,923

Undistributed net investment income included in net assets:
End of period	$ 365,592	$ 49,764	$ 166,220	$ 125,661

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2055 Retirement Target Fund

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017

Increase (decrease) in net assets:
Operations:
Net investment income	$ 50,034	$ 128,987
Net realized gain (loss)	29,827	233,810
Net change in unrealized appreciation (depreciation)	(75,155)	883,225

Net increase (decrease) in net assets resulting from operations	4,706	1,246,022

Distributions to shareholders from:
Net investment income:
Class A	—	(76,553)
Class C	—	(15,831)
Class R	—	(5,073)
Class R6	—	(58,541)
Advisor Class	—	(612)
Net realized gains:
Class A	(62,050)	(12,515)
Class C	(24,364)	(3,807)
Class R	(4,640)	(949)
Class R6	(43,488)	(8,438)
Advisor Class	(568)	(86)

Total distributions to shareholders	(135,110)	(182,405)

Capital share transactions: (Note 2)
Class A	751,710	1,412,621
Class C	696,023	721,550
Class R	52,329	(53,699)
Class R6	657,902	1,231,508
Advisor Class	17,226	15,487

Total capital share transactions	2,175,190	3,327,467

Net increase (decrease) in net assets	2,044,786	4,391,084
Net assets:
Beginning of period	9,681,716	5,290,632

End of period	$11,726,502	$9,681,716

Undistributed net investment income included in net assets:
End of period	$ 50,034	$ —

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FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds, nine of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Index-Linked Notes

Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate the economic effects that would apply had the Fund directly purchased the underlying referenced asset or basket of assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments held by the Funds.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2018, the each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income, and realized gain distributions are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. The Franklin LifeSmart™ Retirement Income Fund employs a managed distribution policy. Under this policy, the fund will distribute level monthly distributions in any given year regardless of the performance of the fund; however, the twelfth monthly payment may be greater than the initially anticipated amount if additional income or capital gains are required to be distributed. These distributions may include income and capital gains generated by the Underlying Funds, as well as a possible return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted higher or lower from year to year in response to market conditions. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LifeSmart™ Retirement Income Fund		Franklin LifeSmart™ 2020 Retirement Target Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2018
Shares sold	327,181	$3,580,575	351,822	$4,172,183
Shares issued in reinvestment of distributions	56,730	618,891	19,759	229,636
Shares redeemed	(423,749)	(4,645,979)	(156,515)	(1,852,782)

Net increase (decrease)	(39,838)	$(446,513)	215,066	$2,549,037

Year ended December 31, 2017
Shares sold	731,972	$8,120,711	681,275	$7,691,255
Shares issued in reinvestment of distributions	120,488	1,334,419	21,940	252,502
Shares redeemed	(1,545,303)	(17,114,051)	(784,798)	(8,814,316)

Net increase (decrease)	(692,843)	$(7,658,921)	(81,583)	$(870,559)

Class C Shares:
Six Months ended June 30, 2018
Shares sold	155,229	$1,679,966	115,591	$1,359,769
Shares issued in reinvestment of distributions	22,707	244,739	4,210	48,642
Shares redeemed	(224,906)	(2,428,680)	(52,732)	(616,350)

Net increase (decrease)	(46,970)	$(503,975)	67,069	$792,061

Year ended December 31, 2017
Shares sold	396,707	$4,345,248	175,591	$1,967,931
Shares issued in reinvestment of distributions	46,522	509,094	2,875	33,094
Shares redeemed	(593,842)	(6,501,962)	(124,566)	(1,377,426)

Net increase (decrease)	(150,613)	$(1,647,620)	53,900	$623,599

Class R Shares:
Six Months ended June 30, 2018
Shares sold	23,689	$258,032	15,191	$180,486
Shares issued in reinvestment of distributions	4,860	52,808	722	8,392
Shares redeemed	(81,160)	(882,706)	(31,728)	(373,271)

Net increase (decrease)	(52,611)	$(571,866)	(15,815)	$(184,393)

Year ended December 31, 2017
Shares sold	50,614	$558,692	32,070	$357,038
Shares issued in reinvestment of distributions	11,283	124,440	1,345	15,307
Shares redeemed	(142,730)	(1,575,321)	(245,948)	(2,782,918)

Net increase (decrease)	(80,833)	$(892,189)	(212,533)	$(2,410,573)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LifeSmart™ Retirement Income Fund		Franklin LifeSmart™ 2020 Retirement Target Fund

	Shares	Amount	Shares	Amount

Class R6 Shares:
Six Months ended June 30, 2018
Shares sold	58,183	$ 640,433	73,510	$871,045
Shares issued in reinvestment of distributions	4,207	46,106	93	1,086
Shares redeemed	(51,092)	(562,787)	(102,307)	(1,196,548)

Net increase (decrease)	11,298	$ 123,752	(28,704)	$(324,417)

Year ended December 31, 2017
Shares sold	89,787	$ 999,316	251,004	$2,785,379
Shares issued in reinvestment of distributions	7,934	88,300	150	1,724
Shares redeemed	(91,591)	(1,018,932)	(125,245)	(1,414,989)

Net increase (decrease)	6,130	$ 68,684	125,909	$1,372,114

Advisor Class Shares:
Six Months ended June 30, 2018
Shares sold	7,860	$ 86,370	24,376	$287,144
Shares issued in reinvestment of distributions	2,926	32,040	723	8,431
Shares redeemed	(64,472)	(706,501)	(27,382)	(323,757)

Net increase (decrease)	(53,686)	$(588,091)	(2,283)	$(28,182)

Year ended December 31, 2017
Shares sold	54,570	$ 607,835	121,202	$1,365,924
Shares issued in reinvestment of distributions	5,148	57,243	710	8,207
Shares redeemed	(22,567)	(251,375)	(92,976)	(1,041,446)

Net increase (decrease)	37,151	$ 413,703	28,936	$332,685

	Franklin LifeSmart™ 2025 Retirement Target Fund		Franklin LifeSmart™ 2030 Retirement Target Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2018
Shares sold	759,619	$ 9,933,385	324,602	$4,169,904
Shares issued in reinvestment of distributions	103,893	1,323,207	12,186	153,056
Shares redeemed	(645,625)	(8,471,861)	(167,150)	(2,147,299)

Net increase (decrease)	217,887	$ 2,784,731	169,638	$2,175,661

Year ended December 31, 2017
Shares sold	1,193,133	$ 14,738,650	525,562	$6,304,600
Shares issued in reinvestment of distributions	106,594	1,347,489	26,877	327,860
Shares redeemed	(1,829,516)	(22,432,854)	(550,283)	(6,537,109)

Net increase (decrease)	(529,789)	$ (6,346,715)	2,156	$95,351

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart™ 2025 Retirement Target Fund		Franklin LifeSmart™ 2030 Retirement Target Fund

	Shares	Amount	Shares	Amount

Class C Shares:
Six Months ended June 30, 2018
Shares sold	271,974	$3,503,738	98,885	$1,254,211
Shares issued in reinvestment of distributions	27,437	343,497	2,577	31,952
Shares redeemed	(346,310)	(4,453,633)	(63,175)	(803,203)

Net increase (decrease)	(46,899)	$(606,398)	38,287	$482,960

Year ended December 31, 2017
Shares sold	366,346	$4,411,808	228,867	$2,713,582
Shares issued in reinvestment of distributions	22,476	278,103	6,420	76,987
Shares redeemed	(584,107)	(7,035,824)	(93,985)	(1,107,038)

Net increase (decrease)	(195,285)	$(2,345,913)	141,302	$1,683,531

Class R Shares:
Six Months ended June 30, 2018
Shares sold	37,173	$484,741	9,669	$123,521
Shares issued in reinvestment of distributions	5,705	72,372	564	7,074
Shares redeemed	(80,393)	(1,047,912)	(11,035)	(140,614)

Net increase (decrease)	(37,515)	$(490,799)	(802)	$(10,019)

Year ended December 31, 2017
Shares sold	167,790	$2,018,474	35,252	$408,766
Shares issued in reinvestment of distributions	6,526	81,636	1,487	17,966
Shares redeemed	(345,027)	(4,246,420)	(72,670)	(848,089)

Net increase (decrease)	(170,711)	$(2,146,310)	(35,931)	$(421,357)

Class R6 Shares:
Six Months ended June 30, 2018
Shares sold	200,543	$2,624,543	121,876	$1,565,157
Shares issued in reinvestment of distributions	5,739	73,308	89	1,128
Shares redeemed	(72,900)	(960,163)	(76,642)	(984,304)

Net increase (decrease)	133,382	$1,737,688	45,323	$581,981

Year ended December 31, 2017
Shares sold	291,501	$3,580,167	217,893	$2,634,617
Shares issued in reinvestment of distributions	6,518	82,756	329	4,047
Shares redeemed	(200,085)	(2,436,654)	(85,585)	(1,025,106)

Net increase (decrease)	97,934	$1,226,269	132,637	$1,613,558

Advisor Class Shares:
Six Months ended June 30, 2018
Shares sold	15,624	$204,745	22,049	$281,839
Shares issued in reinvestment of distributions	2,211	28,206	589	7,427
Shares redeemed	(26,097)	(344,967)	(6,037)	(76,848)

Net increase (decrease)	(8,262)	$(112,016)	16,601	$212,418

Year ended December 31, 2017
Shares sold	82,091	$1,014,059	23,477	$275,141
Shares issued in reinvestment of distributions	2,151	27,340	1,022	12,533
Shares redeemed	(60,660)	(747,391)	(2,409)	(28,541)

Net increase (decrease)	23,582	$294,008	22,090	$259,133

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LifeSmart™ 2035		Franklin LifeSmart™ 2040
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2018
Shares sold	414,306	$5,741,789	216,500	$2,849,411
Shares issued in reinvestment of distributions	58,877	794,368	12,488	160,798
Shares redeemed	(442,215)	(6,149,594)	(93,488)	(1,230,407)

Net increase (decrease)	30,968	$386,563	135,500	$1,779,802

Year ended December 31, 2017
Shares sold	831,333	$10,706,025	413,983	$5,059,943
Shares issued in reinvestment of distributions	91,237	1,212,546	20,192	253,301
Shares redeemed	(1,229,900)	(15,675,277)	(539,696)	(6,556,295)

Net increase (decrease)	(307,330)	$(3,756,706)	(105,521)	$(1,243,051)

Class C Shares:
Six Months ended June 30, 2018
Shares sold	200,850	$2,723,647	60,269	$780,940
Shares issued in reinvestment of distributions	20,378	267,878	3,785	47,815
Shares redeemed	(226,072)	(3,067,202)	(18,552)	(238,718)

Net increase (decrease)	(4,844)	$(75,677)	45,502	$590,037

Year ended December 31, 2017
Shares sold	304,744	$3,835,120	114,923	$1,389,222
Shares issued in reinvestment of distributions	21,457	275,188	3,625	44,336
Shares redeemed	(342,817)	(4,272,950)	(48,776)	(584,159)

Net increase (decrease)	(16,616)	$(162,642)	69,772	$849,399

Class R Shares:
Six Months ended June 30, 2018
Shares sold	50,254	$696,397	13,052	$172,159
Shares issued in reinvestment of distributions	4,796	64,567	1,157	14,852
Shares redeemed	(66,208)	(918,165)	(19,089)	(251,086)

Net increase (decrease)	(11,158)	$(157,201)	(4,880)	$(64,075)

Year ended December 31, 2017
Shares sold	114,879	$1,480,867	29,094	$347,801
Shares issued in reinvestment of distributions	6,841	90,043	2,304	28,246
Shares redeemed	(215,413)	(2,768,650)	(110,596)	(1,327,032)

Net increase (decrease)	(93,693)	$(1,197,740)	(79,198)	$(950,985)

Class R6 Shares:
Six Months ended June 30, 2018
Shares sold	180,710	$2,518,442	191,959	$2,540,355
Shares issued in reinvestment of distributions	2,705	36,824	229	2,972
Shares redeemed	(197,451)	(2,763,004)	(72,339)	(954,421)

Net increase (decrease)	(14,036)	$(207,738)	119,849	$1,588,906

Year ended December 31, 2017
Shares sold	310,785	$4,056,593	252,480	$3,111,042
Shares issued in reinvestment of distributions	6,041	81,283	630	8,021
Shares redeemed	(244,842)	(3,159,300)	(147,973)	(1,813,076)

Net increase (decrease)	71,984	$978,576	105,137	$1,305,987

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart™ 2035		Franklin LifeSmart™ 2040
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Advisor Class Shares:
Six Months ended June 30, 2018
Shares sold	26,199	$371,106	664	$8,761
Shares issued in reinvestment of distributions	1,792	24,404	130	1,688
Shares redeemed	(5,138)	(72,184)	(32)	(431)

Net increase (decrease)	22,853	$323,326	762	$10,018

Year ended December 31, 2017
Shares sold	53,937	$700,265	8,494	$105,876
Shares issued in reinvestment of distributions	2,497	33,673	251	3,178
Shares redeemed	(63,569)	(823,717)	(9,406)	(116,818)

Net increase (decrease)	(7,135)	$(89,779)	(661)	$(7,764)

	Franklin LifeSmart™ 2045		Franklin LifeSmart™ 2050
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2018
Shares sold	385,850	$5,390,893	290,634	$3,879,850
Shares issued in reinvestment of distributions	52,245	707,177	12,070	157,155
Shares redeemed	(359,473)	(5,017,743)	(156,572)	(2,090,151)

Net increase (decrease)	78,622	$1,080,327	146,132	$1,946,854

Year ended December 31, 2017
Shares sold	749,360	$9,671,955	431,903	$5,332,879
Shares issued in reinvestment of distributions	72,025	962,628	17,842	227,263
Shares redeemed	(1,181,996)	(15,113,997)	(340,448)	(4,128,983)

Net increase (decrease)	(360,611)	$(4,479,414)	109,297	$1,431,159

Class C Shares:
Six Months ended June 30, 2018
Shares sold	135,261	$1,842,126	82,568	$1,095,446
Shares issued in reinvestment of distributions	14,456	190,184	3,551	45,801
Shares redeemed	(119,010)	(1,619,862)	(24,903)	(328,908)

Net increase (decrease)	30,707	$412,448	61,216	$812,339

Year ended December 31, 2017
Shares sold	222,383	$2,776,071	113,908	$1,391,855
Shares issued in reinvestment of distributions	13,606	174,885	3,104	38,463
Shares redeemed	(337,139)	(4,195,494)	(65,476)	(796,073)

Net increase (decrease)	(101,150)	$(1,244,538)	51,536	$634,245

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LifeSmart™ 2045		Franklin LifeSmart™ 2050
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Class R Shares:
Six Months ended June 30, 2018
Shares sold	35,705	$493,627	20,063	$268,064
Shares issued in reinvestment of distributions	5,348	72,018	1,393	18,114
Shares redeemed	(35,423)	(496,096)	(5,385)	(71,202)

Net increase (decrease)	5,630	$69,549	16,071	$214,976

Year ended December 31, 2017
Shares sold	91,184	$1,162,751	44,001	$539,605
Shares issued in reinvestment of distributions	6,825	90,445	1,912	24,086
Shares redeemed	(96,378)	(1,246,063)	(31,942)	(395,091)

Net increase (decrease)	1,631	$7,133	13,971	$168,600

Class R6 Shares:
Six Months ended June 30, 2018
Shares sold	138,159	$1,933,384	116,669	$1,559,494
Shares issued in reinvestment of distributions	2,186	29,845	69	911
Shares redeemed	(41,144)	(577,396)	(88,091)	(1,179,190)

Net increase (decrease)	99,201	$1,385,833	28,647	$381,215

Year ended December 31, 2017
Shares sold	211,781	$2,758,355	205,547	$2,553,994
Shares issued in reinvestment of distributions	3,270	44,224	294	3,787
Shares redeemed	(135,886)	(1,764,413)	(102,179)	(1,252,302)

Net increase (decrease)	79,165	$1,038,166	103,662	$1,305,479

Advisor Class Shares:
Six Months ended June 30, 2018
Shares sold	7,248	$102,226	4,664	$63,107
Shares issued in reinvestment of distributions	721	9,843	423	5,538
Shares redeemed	(3,103)	(43,532)	(2,345)	(31,169)

Net increase (decrease)	4,866	$68,537	2,742	$37,476

Year ended December 31, 2017
Shares sold	24,133	$308,531	3,842	$47,718
Shares issued in reinvestment of distributions	1,095	14,735	754	9,680
Shares redeemed	(21,959)	(289,033)	(821)	(10,034)

Net increase (decrease)	3,269	$34,233	3,775	$47,364

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart™ 2055
	Retirement Target Fund

	Shares	Amount

Class A Shares:
Six Months ended June 30, 2018
Shares sold	105,602	$ 1,181,574
Shares issued in reinvestment of distributions	4,865	52,980
Shares redeemed	(43,384)	(482,844)

Net increase (decrease)	67,083	$ 751,710

Year ended December 31, 2017
Shares sold	179,712	$ 1,868,533
Shares issued in reinvestment of distributions	6,703	73,349
Shares redeemed	(50,854)	(529,261)

Net increase (decrease)	135,561	$ 1,412,621

Class C Shares:
Six Months ended June 30, 2018
Shares sold	78,745	$ 874,150
Shares issued in reinvestment of distributions	2,270	24,357
Shares redeemed	(18,326)	(202,484)

Net increase (decrease)	62,689	$ 696,023

Year ended December 31, 2017
Shares sold	90,816	$ 939,276
Shares issued in reinvestment of distributions	1,817	19,638
Shares redeemed	(22,755)	(237,364)

Net increase (decrease)	69,878	$ 721,550

Class R Shares:
Six Months ended June 30, 2018
Shares sold	7,669	$ 85,661
Shares issued in reinvestment of distributions	428	4,639
Shares redeemed	(3,418)	(37,971)

Net increase (decrease)	4,679	$ 52,329

Year ended December 31, 2017
Shares sold	13,895	$ 144,258
Shares issued in reinvestment of distributions	555	6,022
Shares redeemed	(20,084)	(203,979)

Net increase (decrease)	(5,634)	$ (53,699)

Class R6 Shares:
Six Months ended June 30, 2018
Shares sold	93,281	$ 1,043,406
Shares issued in reinvestment of distributions	478	5,223
Shares redeemed	(34,856)	(390,727)

Net increase (decrease)	58,903	$ 657,902

Year ended December 31, 2017
Shares sold	150,392	$ 1,583,951
Shares issued in reinvestment of distributions	683	7,493
Shares redeemed	(33,852)	(359,936)

Net increase (decrease)	117,223	$ 1,231,508

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LifeSmart™ 2055
	Retirement Target Fund

	Shares	Amount

Advisor Class Shares:
Six Months ended June 30, 2018
Shares sold	1,613	$17,956
Shares issued in reinvestment of distributions	40	440
Shares redeemed	(105)	(1,170)

Net increase (decrease)	1,548	$17,226

Year ended December 31, 2017
Shares sold	1,920	$19,323
Shares issued in reinvestment of distributions	42	455
Shares redeemed	(411)	(4,291)

Net increase (decrease)	1,551	$15,487

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management and Asset Allocation Fees

The Funds, except Franklin LifeSmartTM Retirement Income Fund, pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

Franklin LifeSmartTM Retirement Income Fund pays an investment management fee to Advisers of 0.25% per year of the average daily net assets of the fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pays

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

c. Distribution Fees (continued)

Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$7,612	$5,759	$25,510
CDSC retained	$ 531	$ 231	$ 1,577

	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$13,165	$23,698	$11,117
CDSC retained	$ 449	$ 1,107	$ 427

	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$19,099	$10,838	$6,448
CDSC retained	$ 976	$ 701	$ 772

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the period ended June 30, 2018, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund

Transfer agent fees	$35,305	$20,246	$77,730

	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund

Transfer agent fees	$36,488	$80,870	$35,787

	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund

Transfer agent fees	$80,959	$47,033	$38,083

f. Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management and asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to asset allocation fees.

Investments in FT Underlying Funds for the period ended June 30, 2018, were as follows:

	Number of			Number of					Net Change in
	Shares Held			Shares	Value				Unrealized
	at Beginning	Gross	Gross	Held at End	at End		Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period		Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	1,642,895	125,413	(228,256)	1,540,052	$13,444,650		$336,250	$ 383	$ (50,723)
Franklin High Income Fund, Class R6	2,134,595	62,296	(2,196,891)	—	—	[a]	57,637	(108,155)	42,316
Franklin Income Fund, Class R6	5,341,125	1,126,697	(481,851)	5,985,971	13,707,874		329,240	(1,035)	(350,784)
Franklin U.S. Government Securities Fund, Class R6	1,455,994	1,063,235	(254,171)	2,265,058	13,431,793		210,781	(97,770)	(151,759)
Institutional Fiduciary Trust Money Market Portfolio, 1.51%	65,050	5,157,082	(5,012,618)	209,514	209,514		1,310	—	—
Templeton Global Total Return Fund, Class R6	218,266	21,272	—	239,538	2,776,249		62,252	—	(104,730)

Total Affiliated Securities					$43,570,080		$997,470	$(206,577)	$(615,680)

Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	—	155,889	(8,865)	147,024	$ 1,676,069		$ —	$ (1,472)	$ (74,696)
Franklin Floating Rate Daily Access Fund, Class R6	113,595	40,500	(10,015)	144,080	1,257,819		30,086	(1,327)	(5,292)
Franklin FTSE Europe ETF	54,400	7,500	(10,200)	51,700	1,245,918		28,367	2,582	(70,277)
Franklin FTSE Japan ETF	—	18,600	(800)	17,800	458,298		1,737	(991)	(42,886)
Franklin Growth Fund, Class R6	41,360	9,735	(6,956)	44,139	4,369,746		—	71,740	95,969
Franklin Growth Opportunities Fund, Class R6	38,900	5,221	(12,012)	32,109	1,417,639		—	62,881	125,378

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

	Number of			Number of					Net Change in
	Shares Held			Shares	Value				Unrealized
	at Beginning	Gross	Gross	Held at End	at End		Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period		Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin International Small Cap Growth Fund, Class R6	59,882	8,391	(9,940)	58,333	$ 1,128,170		$ —	$ 19,672	$ (62,979)
Franklin K2 Long Short Credit Fund, Class R6	86,634	3	(86,637)	—	—	[a]	—	54,892	(50,561)
Franklin LibertyQ Emerging Markets ETF	47,400	6,600	(8,500)	45,500	1,371,461		13,424	19,567	(145,618)
Franklin LibertyQ U.S. Equity ETF	34,600	4,200	(5,900)	32,900	966,931		6,276	13,829	2,987
Franklin Low Duration Total Return Fund, Class R6	768,049	235,312	(164,312)	839,049	8,138,777		136,306	(32,915)	(73,458)
Franklin Mutual International Fund, Class R6	47,619	6,803	(8,037)	46,385	717,573		—	8,178	(28,576)
Franklin Pelagos Commodities Strategy Fund, Class R6	126,603	185,305	(7,927)	303,981	2,042,752		—	(433)	10,374
Franklin Rising Dividends Fund, Class R6	26,237	6,266	(4,422)	28,081	1,722,481		5,014	26,394	(17,386)
Franklin Small Cap Growth Fund, Class R6	21,218	2,962	(3,549)	20,631	552,499		—	10,514	50,335
Franklin Strategic Income Fund, Class R6	101,065	35,912	(8,881)	128,096	1,223,315		25,392	(1,984)	(35,605)
Franklin U.S. Government Securities Fund, Class R6	223,660	497,798	(24,006)	697,452	4,135,887		34,472	(10,339)	(29,261)
Franklin Utilities Fund, Class R6	33,104	5,159	(5,625)	32,638	608,369		8,190	2,697	(6,500)
Institutional Fiduciary Trust Money Market Portfolio, 1.51%	904,584	6,141,404	(6,334,079)	711,909	711,909		4,663	—	—
Templeton Foreign Fund, Class R6	110,287	15,275	(18,536)	107,026	819,816		—	14,507	(40,563)
Templeton Global Total Return Fund, Class R6	347,950	107,085	(160,339)	294,696	3,415,534		83,979	7,976	(124,515)

Total Affiliated Securities					$37,980,963		$377,906	$ 265,968	$(523,130)

Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	—	331,180	(14,396)	316,784	$ 3,611,338		$ —	$ (2,782)	$(162,988)
Franklin Floating Rate Daily Access Fund, Class R6	246,435	66,862	(16,542)	296,755	2,590,671		62,964	(2,082)	(11,173)
Franklin FTSE Europe ETF	257,000	18,400	(29,800)	245,600	5,918,714		135,067	18,932	(336,267)
Franklin FTSE Japan ETF	—	79,700	(2,000)	77,700	2,000,550		7,626	(2,635)	(196,199)
Franklin Growth Fund, Class R6	190,521	32,199	(21,368)	201,352	19,933,807		—	301,648	496,469
Franklin Growth Opportunities Fund, Class R6	176,178	12,169	(44,585)	143,762	6,347,108		—	359,725	503,823
Franklin International Small Cap Growth Fund, Class R6	280,645	20,532	(31,833)	269,344	5,209,115		—	82,559	(275,116)
Franklin K2 Long Short Credit Fund, Class R6	304,923	—	(304,923)	—	—	[a]	—	194,782	(179,535)
Franklin LibertyQ Emerging Markets ETF	245,600	17,900	(28,700)	234,800	7,077,342		69,779	92,258	(734,399)
Franklin LibertyQ U.S. Equity ETF	153,900	11,000	(17,800)	147,100	4,323,269		28,012	53,005	24,303
Franklin Low Duration Total Return Fund, Class R6	1,781,870	457,229	(391,596)	1,847,503	17,920,779		305,252	(136,243)	(105,086)
Franklin Mutual International Fund, Class R6	219,075	15,984	(24,818)	210,241	3,252,424		—	5,744	(98,422)
Franklin Pelagos Commodities Strategy Fund, Class R6	447,478	566,675	—	1,014,153	6,815,111		—	—	29,109
Franklin Rising Dividends Fund, Class R6	123,696	21,261	(13,912)	131,045	8,038,311		22,902	115,381	(66,276)
Franklin Small Cap Growth Fund, Class R6	117,520	8,628	(13,139)	113,009	3,026,368		—	86,577	250,563
Franklin Strategic Income Fund, Class R6	220,117	58,752	(14,770)	264,099	2,522,142		52,966	(2,917)	(76,882)
Franklin U.S. Government Securities Fund, Class R6	540,046	1,158,915	(49,144)	1,649,817	9,783,418		80,570	(21,064)	(73,478)
Franklin Utilities Fund, Class R6	151,930	13,375	(17,026)	148,279	2,763,925		36,995	13,163	(38,510)
Institutional Fiduciary Trust Money Market Portfolio, 1.51%	1,977,315	15,120,201	(14,763,347)	2,334,169	2,334,169		15,557	—	—
Templeton Foreign Fund, Class R6	470,403	34,582	(52,738)	452,247	3,464,210		—	67,950	(177,230)

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Number of			Number of					Net Change in
	Shares Held			Shares	Value				Unrealized
	at Beginning	Gross	Gross	Held at End	at End		Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period		Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Global Total Return Fund, Class R6	790,981	196,711	(351,971)	635,721	$ 7,368,008		$ 184,074	$ 20,588	$ (272,030)

Total Affiliated Securities					$124,300,779		$1,001,764	$1,244,589	$(1,499,324)

Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	—	94,736	(8,983)	85,753	$ 977,586		$ —	$ (1,239)	$ (43,187)
Franklin Floating Rate Daily Access Fund, Class R6	70,071	21,147	(8,364)	82,854	723,314		17,447	(964)	(2,944)
Franklin FTSE Europe ETF	108,100	13,700	(7,900)	113,900	2,744,876		62,554	4,239	(154,546)
Franklin FTSE Japan ETF	—	37,800	(1,100)	36,700	944,919		3,604	(1,498)	(91,031)
Franklin Growth Fund, Class R6	74,736	17,496	(4,943)	87,289	8,641,592		—	15,712	304,653
Franklin Growth Opportunities Fund, Class R6	66,753	8,149	(14,625)	60,277	2,661,216		—	71,775	274,907
Franklin International Small Cap Growth Fund, Class R6	132,768	17,031	(8,695)	141,104	2,728,952		—	7,085	(112,518)
Franklin K2 Long Short Credit Fund, Class R6	109,217	—	(109,217)	—	—	[a]	—	66,836	(61,375)
Franklin LibertyQ Emerging Markets ETF	99,700	12,700	(7,000)	105,400	3,176,967		31,262	8,092	(299,054)
Franklin LibertyQ U.S. Equity ETF	59,400	7,600	(4,400)	62,600	1,839,814		11,774	5,118	25,540
Franklin Low Duration Total Return Fund, Class R6	478,158	136,070	(128,935)	485,293	4,707,338		79,714	(31,393)	(31,602)
Franklin Mutual International Fund, Class R6	90,470	11,665	(6,069)	96,066	1,486,147		—	1,057	(44,667)
Franklin Pelagos Commodities Strategy Fund, Class R6	160,524	226,864	(1,375)	386,013	2,594,007		—	55	10,464
Franklin Rising Dividends Fund, Class R6	49,468	11,722	(3,298)	57,892	3,551,136		9,927	5,654	10,803
Franklin Small Cap Growth Fund, Class R6	55,300	7,239	(3,558)	58,981	1,579,502		—	3,115	165,439
Franklin Strategic Income Fund, Class R6	62,409	18,586	(7,495)	73,500	701,929		14,691	(1,673)	(20,411)
Franklin U.S. Government Securities Fund, Class R6	151,620	304,823	(22,149)	434,294	2,575,363		21,798	(9,704)	(15,768)
Franklin Utilities Fund, Class R6	64,089	9,569	(4,298)	69,360	1,292,875		16,917	(7,191)	(627)
Institutional Fiduciary Trust Money Market Portfolio, 1.51%	842,489	6,302,717	(6,239,419)	905,787	905,787		6,060	—	—
Templeton Foreign Fund, Class R6	165,784	21,587	(10,899)	176,472	1,351,777		—	4,605	(48,702)
Templeton Global Total Return Fund, Class R6	218,069	55,844	(102,268)	171,645	1,989,365		49,328	1,979	(69,493)

Total Affiliated Securities					$ 47,174,462		$ 325,076	$ 141,660	$ (204,119)

Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	—	175,815	(20,849)	154,966	$ 1,766,610		$ —	$ (2,644)	$ (79,108)
Franklin Floating Rate Daily Access Fund, Class R6	123,995	32,964	(18,413)	138,546	1,209,502		30,240	(2,294)	(4,224)
Franklin FTSE Europe ETF	282,200	14,600	(22,200)	274,600	6,617,585		151,516	19,316	(378,264)
Franklin FTSE Japan ETF	—	91,500	(2,100)	89,400	2,301,791		8,794	(2,963)	(230,465)
Franklin Growth Fund, Class R6	198,598	29,918	(15,228)	213,288	21,115,471		—	171,053	664,229
Franklin Growth Opportunities Fund, Class R6	209,805	10,122	(45,495)	174,432	7,701,198		—	395,526	648,769
Franklin International Small Cap Growth Fund, Class R6	371,243	19,902	(28,185)	362,960	7,019,650		—	70,463	(334,737)
Franklin K2 Long Short Credit Fund, Class R6	272,339	—	(272,339)	—	—	[a]	—	172,939	(159,323)
Franklin LibertyQ Emerging Markets ETF	246,900	13,000	(19,500)	240,400	7,246,137		71,654	68,389	(723,465)
Franklin LibertyQ U.S. Equity ETF	164,000	8,600	(12,800)	159,800	4,696,522		30,511	39,367	41,996
Franklin Low Duration Total Return Fund, Class R6	904,326	226,400	(261,065)	869,661	8,435,708		148,051	(67,149)	(51,948)
Franklin Mutual International Fund, Class R6	275,168	14,752	(20,794)	269,126	4,163,382		—	6,714	(129,000)
Franklin Pelagos Commodities Strategy Fund, Class R6	401,076	489,702	(1,398)	889,380	5,976,632		—	168	26,675
Franklin Rising Dividends Fund, Class R6	122,435	19,018	(9,243)	132,210	8,109,787		23,199	57,735	(18,689)
Franklin Small Cap Growth Fund, Class R6	118,226	6,241	(8,942)	115,525	3,093,768		—	31,334	312,167

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

	Number of			Number of					Net Change in
	Shares Held			Shares	Value				Unrealized
	at Beginning	Gross	Gross	Held at End	at End		Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period		Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Strategic Income Fund, Class R6	107,242	28,038	(16,103)	119,177	$ 1,138,143		$ 24,527	$ (3,737)	$ (33,999)
Franklin U.S. Government Securities Fund, Class R6	310,246	589,516	(57,704)	842,058	4,993,405		43,187	(25,949)	(26,876)
Franklin Utilities Fund, Class R6	155,847	10,552	(11,874)	154,525	2,880,339		38,707	878	(29,790)
Institutional Fiduciary Trust Money Market Portfolio, 1.51%	1,024,047	12,306,723	(11,240,363)	2,090,407	2,090,407		13,490	—	—
Templeton Foreign Fund, Class R6	510,656	27,143	(38,689)	499,110	3,823,180		—	36,085	(161,220)
Templeton Global Total Return Fund, Class R6	417,150	99,890	(206,137)	310,903	3,603,368		92,341	3,403	(127,354)

Total Affiliated Securities					$107,982,585		$676,217	$968,634	$(794,626)

Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	—	49,447	(5,690)	43,757	$ 498,825		$ —	$ (753)	$ (21,925)
Franklin Floating Rate Daily Access Fund, Class R6	35,270	14,157	(5,689)	43,738	381,833		9,233	(725)	(1,419)
Franklin FTSE Europe ETF	91,500	12,800	(5,400)	98,900	2,383,391		54,441	2,841	(134,908)
Franklin FTSE Japan ETF	—	33,200	(800)	32,400	834,206		3,164	(809)	(78,440)
Franklin Growth Fund, Class R6	65,804	16,682	(3,798)	78,688	7,790,139		—	10,269	265,472
Franklin Growth Opportunities Fund, Class R6	71,929	9,957	(15,325)	66,561	2,938,692		—	57,713	315,446
Franklin International Small Cap Growth Fund, Class R6	124,690	18,067	(7,040)	135,717	2,624,774		—	5,346	(108,658)
Franklin K2 Long Short Credit Fund, Class R6	86,360	5	(86,365)	—	—	[a]	—	49,775	(45,456)
Franklin LibertyQ Emerging Markets ETF	79,700	11,700	(4,800)	86,600	2,610,297		25,699	5,374	(246,632)
Franklin LibertyQ U.S. Equity ETF	55,300	8,000	(3,300)	60,000	1,763,400		11,269	2,570	25,360
Franklin Low Duration Total Return Fund, Class R6	252,322	96,223	(78,699)	269,846	2,617,511		44,397	(14,386)	(21,213)
Franklin Mutual International Fund, Class R6	91,940	13,329	(5,204)	100,065	1,547,998		—	834	(46,726)
Franklin Pelagos Commodities Strategy Fund, Class R6	127,402	186,454	(8)	313,848	2,109,061		—	— [b]	8,167
Franklin Rising Dividends Fund, Class R6	40,411	10,425	(2,317)	48,519	2,976,169		8,259	3,534	7,870
Franklin Small Cap Growth Fund, Class R6	40,180	5,837	(2,165)	43,852	1,174,348		—	1,508	120,858
Franklin Strategic Income Fund, Class R6	30,286	12,048	(4,827)	37,507	358,193		7,510	(1,194)	(10,310)
Franklin U.S. Government Securities Fund, Class R6	90,122	157,831	(16,952)	231,001	1,369,834		12,975	(7,522)	(8,566)
Franklin Utilities Fund, Class R6	51,662	8,453	(2,905)	57,210	1,066,387		13,796	(5,233)	631
Institutional Fiduciary Trust Money Market Portfolio, 1.51%	511,800	5,346,083	(5,150,194)	707,689	707,689		5,009	—	—
Templeton Foreign Fund, Class R6	159,417	23,169	(9,181)	173,405	1,328,279		—	3,086	(46,771)
Templeton Global Total Return Fund, Class R6	105,449	36,897	(55,422)	86,924	1,007,453		25,087	19	(35,316)

Total Affiliated Securities					$ 38,088,479		$220,839	$112,247	$ (62,536)

Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	—	92,783	(12,850)	79,933	$ 911,237		$ —	$ (1,590)	$ (40,875)
Franklin Floating Rate Daily Access Fund, Class R6	65,267	17,585	(11,400)	71,452	623,772		15,650	(1,427)	(2,107)
Franklin FTSE Europe ETF	202,100	14,800	(10,500)	206,400	4,974,033		114,197	10,337	(284,462)
Franklin FTSE Japan ETF	—	67,400	(800)	66,600	1,714,757		6,588	(997)	(170,422)
Franklin Growth Fund, Class R6	140,901	24,465	(6,981)	158,385	15,680,112		—	55,827	542,878
Franklin Growth Opportunities Fund, Class R6	154,448	10,387	(30,545)	134,290	5,928,916		—	239,708	549,432

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Number of			Number of					Net Change in
	Shares Held			Shares	Value				Unrealized
	at Beginning	Gross	Gross	Held at End	at End		Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period		Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin International Small Cap Growth Fund, Class R6	265,700	18,998	(13,165)	271,533	$ 5,251,456		$ —	$ 32,362	$(235,781)
Franklin K2 Long Short Credit Fund, Class R6	187,404	—	(187,404)	—	—	[a]	—	119,181	(109,888)
Franklin LibertyQ Emerging Markets ETF	182,300	12,800	(9,200)	185,900	5,603,398		55,539	32,037	(547,311)
Franklin LibertyQ U.S. Equity ETF	119,300	8,400	(5,700)	122,000	3,585,580		23,189	16,782	43,941
Franklin Low Duration Total Return Fund, Class R6	494,261	125,215	(153,676)	465,800	4,518,264		79,619	(26,804)	(37,566)
Franklin Mutual International Fund, Class R6	196,741	14,079	(9,709)	201,111	3,111,185		—	3,894	(96,707)
Franklin Pelagos Commodities Strategy Fund, Class R6	275,261	360,616	(2,826)	633,051	4,254,100		—	216	16,818
Franklin Rising Dividends Fund, Class R6	86,278	15,346	(4,281)	97,343	5,971,032		16,950	23,312	3,431
Franklin Small Cap Growth Fund, Class R6	87,967	6,309	(4,266)	90,010	2,410,454		—	12,427	250,797
Franklin Strategic Income Fund, Class R6	57,358	15,214	(9,917)	62,655	598,359		12,974	(2,333)	(17,798)
Franklin U.S. Government Securities Fund, Class R6	166,371	271,718	(33,894)	404,195	2,396,877		22,221	(14,997)	(12,849)
Franklin Utilities Fund, Class R6	110,252	9,658	(5,324)	114,586	2,135,877		28,551	(1,496)	(15,539)
Institutional Fiduciary Trust Money Market Portfolio, 1.51%	516,375	9,095,806	(8,258,543)	1,353,638	1,353,638		9,815	—	—
Templeton Foreign Fund, Class R6	425,835	30,872	(20,752)	435,955	3,339,417		—	14,413	(125,440)
Templeton Global Total Return Fund, Class R6	218,541	52,402	(111,034)	159,909	1,853,342		47,608	— [b]	(64,200)

Total Affiliated Securities					$76,215,806		$432,901	$510,852	$(353,648)

Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	—	38,728	(6,853)	31,875	$ 363,374		$ —	$ (794)	$ (15,699)
Franklin Floating Rate Daily Access Fund, Class R6	26,321	12,421	(6,890)	31,852	278,071		6,650	(810)	(822)
Franklin FTSE Europe ETF	81,500	12,900	(5,900)	88,500	2,132,761		49,181	122	(120,775)
Franklin FTSE Japan ETF	—	29,800	(1,000)	28,800	741,516		2,835	(1,360)	(70,077)
Franklin Growth Fund, Class R6	57,252	15,687	(3,747)	69,192	6,849,962		—	4,605	239,460
Franklin Growth Opportunities Fund, Class R6	62,061	9,758	(13,825)	57,994	2,560,436		—	48,175	280,076
Franklin International Small Cap Growth Fund, Class R6	105,648	17,278	(6,826)	116,100	2,245,371		—	509	(89,916)
Franklin K2 Long Short Credit Fund, Class R6	73,455	—	(73,455)	—	—	[a]	—	39,966	(36,293)
Franklin LibertyQ Emerging Markets ETF	76,000	12,500	(5,200)	83,300	2,510,829		24,912	(756)	(232,153)
Franklin LibertyQ U.S. Equity ETF	49,900	8,000	(3,300)	54,600	1,604,694		10,232	495	25,221
Franklin Low Duration Total Return Fund, Class R6	177,483	78,625	(72,098)	184,010	1,784,896		30,051	(11,806)	(12,316)
Franklin Mutual International Fund, Class R6	78,616	12,876	(5,096)	86,396	1,336,553		—	(320)	(40,505)
Franklin Pelagos Commodities Strategy Fund, Class R6	108,629	160,049	—	268,678	1,805,514		—	—	5,339
Franklin Rising Dividends Fund, Class R6	34,398	9,625	(2,167)	41,856	2,567,473		7,043	989	7,938
Franklin Small Cap Growth Fund, Class R6	29,202	4,773	(1,837)	32,138	860,647		—	911	89,662
Franklin Strategic Income Fund, Class R6	22,315	10,414	(5,845)	26,884	256,739		5,355	(1,293)	(6,928)
Franklin U.S. Government Securities Fund, Class R6	67,091	119,678	(19,620)	167,149	991,196		9,354	(8,297)	(3,118)
Franklin Utilities Fund, Class R6	43,825	8,159	(2,780)	49,204	917,161		11,946	(5,135)	516
Institutional Fiduciary Trust Money Market Portfolio, 1.51%	544,475	5,113,348	(5,021,117)	636,706	636,706		4,336	—	—
Templeton Foreign Fund, Class R6	173,344	28,982	(10,949)	191,377	1,465,947		—	52	(50,135)
Templeton Global Total Return Fund, Class R6	79,140	30,838	(46,274)	63,704	738,332		18,256	(1,114)	(24,815)

Total Affiliated Securities					$32,648,178		$180,151	$ 64,139	$ (55,340)

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

	Number of			Number of					Net Change in
	Shares Held			Shares	Value				Unrealized
	at Beginning	Gross	Gross	Held at End	at End		Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period		Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	—	12,979	(1,953)	11,026	$ 125,693		$ —	$ (229)	$ (5,316)
Franklin Floating Rate Daily Access Fund, Class R6	7,983	5,132	(2,050)	11,065	96,595		2,216	(222)	(333)
Franklin FTSE Europe ETF	25,000	6,500	(2,900)	28,600	689,231		15,778	(416)	(38,661)
Franklin FTSE Japan ETF	—	9,800	(300)	9,500	244,598		928	(197)	(22,390)
Franklin Growth Fund, Class R6	17,843	6,864	(1,154)	23,553	2,331,739		—	429	76,365
Franklin Growth Opportunities Fund, Class R6	18,780	4,885	(4,402)	19,263	850,466		—	9,740	93,442
Franklin International Small Cap Growth Fund, Class R6	33,224	8,706	(2,117)	39,813	769,983		—	(349)	(30,782)
Franklin K2 Long Short Credit Fund, Class R6	21,844	94	(21,938)	—	—	[a]	—	5,254	(4,158)
Franklin LibertyQ Emerging Markets ETF	22,200	5,800	(1,700)	26,300	792,735		7,861	28	(74,126)
Franklin LibertyQ U.S. Equity ETF	15,800	4,100	(1,000)	18,900	555,471		3,436	(79)	8,535
Franklin Low Duration Total Return Fund, Class R6	55,284	33,581	(22,861)	66,004	640,241		10,298	(3,766)	(4,486)
Franklin Mutual International Fund, Class R6	24,624	6,477	(1,547)	29,554	457,197		—	(289)	(13,794)
Franklin Pelagos Commodities Strategy Fund, Class R6	32,784	56,963	—	89,747	603,102		—	—	1,108
Franklin Rising Dividends Fund, Class R6	10,824	4,187	(719)	14,292	876,674		2,323	(154)	3,261
Franklin Small Cap Growth Fund, Class R6	9,307	2,462	(588)	11,181	299,416		—	23	29,878
Franklin Strategic Income Fund, Class R6	6,743	4,304	(1,731)	9,316	88,968		1,785	(392)	(2,354)
Franklin U.S. Government Securities Fund, Class R6	18,864	24,691	(5,073)	38,482	228,196		2,664	(1,633)	(1,898)
Franklin Utilities Fund, Class R6	13,928	3,903	(869)	16,962	316,175		3,985	(1,807)	1,566
Institutional Fiduciary Trust Money Market Portfolio, 1.51%	122,197	2,470,112	(2,387,302)	205,007	205,007		1,467	—	—
Templeton Foreign Fund, Class R6	56,457	14,750	(3,565)	67,642	518,140		—	(322)	(17,350)
Templeton Global Total Return Fund, Class R6	23,590	12,761	(14,506)	21,845	253,183		6,036	(749)	(8,231)

Total Affiliated Securities					$10,942,810		$58,777	$ 4,870	$ (9,724)

aAs of June 30, 2018, no longer held by the fund.

bRounds to less than $1.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Funds do not exceed 0.05% and Class R6 does not exceed 0.00% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

h. Other Affiliated Transactions

At June 30, 2018, Franklin Advisers, Inc. owned 6.71% of Franklin LifeSmartTM 2055 Retirement Target Fund’s outstanding shares.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended June 30, 2018, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2017, the capital loss carryforwards were as follows:

	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	Retirement	2020 Retirement	2030 Retirement
	Income Fund	Target Fund	Target Fund
Capital loss carryforwards not subject to expiration:
Short Term	$ 156,487	$684,887	$234,049
Long Term	1,259,864	10,127	—

Total capital loss carryforwards	$1,416,351	$695,014	$234,049

At June 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund
Cost of investments	$55,936,892	$37,706,575	$115,924,470

Unrealized appreciation	$ 1,089,238	$ 2,824,563	$ 18,747,390
Unrealized depreciation	(1,264,256)	(1,209,160)	(3,614,254)

Net unrealized appreciation (depreciation)	$ (175,018)	$ 1,615,403	$ 15,133,136

	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund

Cost of investments	$45,914,749	$98,608,688	$36,915,018

Unrealized appreciation	$ 4,937,056	$18,469,536	$ 4,314,927
Unrealized depreciation	(926,205)	(1,953,048)	(674,034)

Net unrealized appreciation (depreciation)	$ 4,010,851	$16,516,488	$ 3,640,893

	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund

Cost of investments	$69,545,020	$31,568,352	$10,818,253

Unrealized appreciation	$13,217,528	$ 3,823,266	$ 942,902
Unrealized depreciation	(1,220,452)	(596,514)	(160,804)

Net unrealized appreciation (depreciation)	$11,997,076	$ 3,226,752	$ 782,098

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2018, were as follows:

	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund
Purchases	$13,571,912	$14,088,326	$33,853,892
Sales	$16,506,662	$11,485,216	$32,090,072

	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund
Purchases	$13,339,598	$23,014,330	$10,582,801
Sales	$10,103,899	$23,996,495	$ 6,958,641

	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund
Purchases	$15,790,363	$9,482,455	$3,803,409
Sales	$13,748,479	$6,179,138	$1,734,083

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2018, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

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The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$50,295,597	$—	$—	$50,295,597
Index-Linked Notes	—	5,256,763	—	5,256,763
Short Term Investments	209,514	—	—	209,514

Total Investments in Securities	$50,505,111	$5,256,763	$—	$55,761,874

Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$38,610,069	$—	$—	$38,610,069
Short Term Investments	711,909	—	—	711,909

Total Investments in Securities	$39,321,978	$—	$—	$39,321,978

Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$128,723,437	$—	$—	$128,723,437
Short Term Investments	2,334,169	—	—	2,334,169

Total Investments in Securities	$131,057,606	$—	$—	$131,057,606

Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$49,019,813	$—	$—	$49,019,813
Short Term Investments	905,787	—	—	905,787

Total Investments in Securities	$49,925,600	$—	$—	$49,925,600

Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$113,034,769	$—	$—	$113,034,769
Short Term Investments	2,090,407	—	—	2,090,407

Total Investments in Securities	$115,125,176	$—	$—	$115,125,176

Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$39,848,222	$—	$—	$39,848,222
Short Term Investments	707,689	—	—	707,689

Total Investments in Securities	$40,555,911	$—	$—	$40,555,911

Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$80,188,458	$—	$—	$80,188,458
Short Term Investments	1,353,638	—	—	1,353,638

Total Investments in Securities	$81,542,096	$—	$—	$81,542,096

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8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$34,158,398	$—	$—	$34,158,398
Short Term Investments	636,706	—	—	636,706

Total Investments in Securities	$34,795,104	$—	$—	$34,795,104

Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$11,395,344	$—	$—	$11,395,344
Short Term Investments	205,007	—	—	205,007

Total Investments in Securities	$11,600,351	$—	$—	$11,600,351

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. At June 30, 2018, the reconciliation of assets are as follows:

	Balance at Beginning of Period	Purchases/ (Sales)	Transfer Into Level 3	Transfer Out of Level 3[a]	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin LifeSmart Retirement Income Fund
Assets:
Investments in Securities:
Index-Linked Notes	$2,483,383	$—	$—	$(2,363,765)	$—	$—	$(119,618)	$—	$—

aThe investment was transferred out of Level 3 as a result of the availability of other significant observable valuation inputs.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:

On February 27, 2018, the Board approved an automatic conversion feature for Class C that will convert shareholders’ Class C shares into Class A shares after they have been held for 10 years. The conversion feature will become effective on a future date prior to the calendar year end of 2018. Further details are disclosed in the Funds’ Prospectus.

On May 18, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A shares. The changes will become effective on or about September 10, 2018. Further details are disclosed in the Funds’ Prospectus.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
ETF	Exchange Traded Fund
SPX B	S&P 500 Index Buy-Write
SPX B DT	S&P 500 Index Buy-Write Distribution
SPXDIV	S&P 500 Dividend Points

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN FUND ALLOCATOR SERIES

Franklin LifeSmart Retirement Income Fund

Franklin LifeSmart 2020 Retirement Target Fund

Franklin LifeSmart 2025 Retirement Target Fund

Franklin LifeSmart 2030 Retirement Target Fund

Franklin LifeSmart 2035 Retirement Target Fund

Franklin LifeSmart 2040 Retirement Target Fund

Franklin LifeSmart 2045 Retirement Target Fund

Franklin LifeSmart 2050 Retirement Target Fund

Franklin LifeSmart 2055 Retirement Target Fund

(each a Fund)

At an in-person meeting held on February 27, 2018 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii)

the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton Investments (FTI) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the U.S. Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting.

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The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended December 31, 2017. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

Overall, the Board observed that the performance of a number of the Funds was impacted by their respective allocations between domestic and foreign fixed income, security selection within asset classes, and exposure to foreign investments. The Board also noted that the Funds’ performance reflects the conservative nature of the LifeSmart Retirement Funds generally and the performance of the funds in which they invest. The Board discussed with management its ongoing evaluation of the Funds and their investment process for potential enhancements.

Franklin LifeSmart Retirement Income Fund, Franklin LifeSmart 2035 Retirement Target Fund, and Franklin LifeSmart 2045 Retirement Target Fund - The Performance Universe for the Franklin Retirement Income Fund included the Fund and all retail and institutional retirement income funds. The Performance Universe for each of the Franklin LifeSmart 2035 Retirement Target Fund and Franklin LifeSmart 2045

Retirement Target Fund included the Fund and all retail and institutional mixed-asset target 2035 or 2045 funds, respectively. The Board noted that the Funds’ annualized total returns for the one, three-, five- and 10-year periods were in the fourth and fifth (the worst) quintiles and below the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was acceptable. In doing so, the Board noted management’s explanation that the Funds’ underperformance has had less to do with broad asset allocation positioning and more to do with underlying fund performance within particular asset classes. Management explained that broad asset allocation has had a largely neutral impact on performance, while underlying fund performance has been a persistent negative contributor. The Board then noted that the Funds had positive annualized total returns for each of the one-, three-, five- and 10-year periods and that the Funds’ annualized total returns for the one-year period, while below the median, exceeded 4.8%, 17%, and 18%, respectively.

Franklin LifeSmart 2025 Retirement Target Fund - The Performance Universe for this Fund included the Fund and all retail and institutional mixed-asset target 2025 funds. The Board noted that the Fund’s annualized total return for the one-year period was equal to the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board concluded that the Fund’s performance was acceptable. In doing so, the Board noted management’s explanation that the Fund’s underperformance has had less to do with broad asset allocation positioning and more to do with underlying fund performance within particular asset classes. Management explained that broad asset allocation has had a largely neutral impact on performance, while underlying fund performance has been a persistent negative contributor. The Board then noted that the Fund had positive annualized total return for each of the one-, three-, five- and 10-year periods and that the Fund’s annualized total return for the one-year period exceeded 14.9%.

Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund and Franklin LifeSmart 2050 Retirement Target Fund - The Performance Universe for each of the Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund and Franklin LifeSmart 2050 Retirement Target Fund included the Fund and all retail and institutional mixed-asset target 2020, 2030, 2040, or 2050 funds, respectively. The Funds commenced operations on July 1, 2013, and thus have been in operation for less than

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five years. The Board noted that the Funds’ annualized total returns for the one- and three-year periods were below the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was acceptable given their short period of operation. In doing so, the Board noted management’s explanation that the Funds’ underperformance has had less to do with broad asset allocation positioning and more to do with underlying fund performance within particular asset classes. Management explained that broad asset allocation has had a largely neutral impact on performance, while underlying fund performance has been a persistent negative contributor. The Board then noted that the Funds’ annualized total returns for the one- and three-year periods, while below the median, exceeded 11.5% and 3.9%, respectively.

Franklin LifeSmart 2055 Retirement Target Fund - The Performance Universe for this Fund included the Fund and all retail and institutional mixed-asset target 2055+ funds. The Fund commenced operations on May 1, 2015, and thus has been in operation for less than three years. The Board noted that the Fund’s annualized total return for the one-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was acceptable given its short period of operation. In doing so, the Board noted that the Fund’s annualized total return for the one-year period, while below the median, exceeded 19%.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers (Management Rate), if any, of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the

Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

Franklin LifeSmart Retirement Income Fund - The Expense Group for this Fund included the Fund and five other retirement income funds. The Board noted that the Management Rate for the Fund was above the median of its Expense Group, but its actual total expense ratio was below the median of its Expense Group. The Board also noted that the Fund’s investment management agreement permits the Fund to pay fees for services other than asset allocation services in order for the Fund to pursue an options strategy to generate income for its managed distribution policy. The Board further noted that the Fund invests in third-party mutual funds or exchange-traded funds in excess of the statutory limitations under the Investment Company Act of 1940 by relying on exemptive relief provided by the U.S. Securities and Exchange Commission to each underlying fund. Pursuant to the conditions of the exemptive relief, the Board determined that the Management Rate paid by the Fund is based on services provided that are in addition to, rather than duplicative of, the services provided under the investment management agreements of the underlying funds in which the Fund invests. The Board concluded that the Management Rate charged to the Fund is reasonable. In doing so, the Board noted the small size of the Expense Group and that the Fund’s actual total expense ratio reflected a fee waiver from management.

Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund, Franklin LifeSmart 2050 Retirement Target Fund, and Franklin LifeSmart 2055 Retirement Target Fund - The Expense Group for each of the Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund, Franklin LifeSmart 2050 Retirement Target Fund and Franklin LifeSmart 2055 Retirement Target Fund included the Fund and seven to 10

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other mixed-asset target 2020, 2025, 2030, 2035, 2040, 2045, 2050 or 2055+ funds, respectively. The Board noted that the Management Rates for these Funds were above the medians of their respective Expense Groups, but their actual total expense ratios were below the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to these Funds are reasonable. In doing so, the Board noted that each Fund’s actual total expense ratio reflected a fee waiver from management and that the Management Rate paid by each Fund is solely for asset allocation services as each Fund invests substantially all of its assets in underlying funds.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2017, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to Franklin Resources, Inc. and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board noted that the Funds are not of a sufficient size to likely be able to realize economies of scale and that the asset allocation services covered by the current Management Rate may be less likely to experience economies of scale as assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

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Quarterly Statement of Investments

The Trust files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter
Franklin Fund Allocator Series
Investment Manager
Franklin Advisers, Inc.
Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com
Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	RTF S 08/18

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration

Date August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration

Date August 24, 2018

By /s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date August 24, 2018